ANNUAL REPORT
--------------------------------------------------------------------------------

                        COLLEGE RETIREMENT EQUITIES FUND



          MONEY MARKET ACCOUNT                         GLOBAL EQUITIES ACCOUNT
          BOND MARKET ACCOUNT                          GROWTH ACCOUNT
          SOCIAL CHOICE ACCOUNT                        EQUITY INDEX ACCOUNT


                          AUDITED FINANCIAL STATEMENTS
                                    INCLUDING
                            STATEMENTS OF INVESTMENTS
                                DECEMBER 31, 1995











          As required by the Investment Company Act of 1940, CREF provides its participants with this year-end annual report of the financial condition and portfolio holdings of the Money Market Account, Bond Market Account, Social Choice Account, Global Equities Account, Growth Account and Equity Index Account. CREF also provides an annual report to participants in the Stock Account. Semi-annual reports are also provided each year toward the end of August.

                   COLLEGE RETIREMENT EQUITIES FUND



          MONEY MARKET ACCOUNT                          GLOBAL EQUITIES ACCOUNT
          BOND MARKET ACCOUNT                           GROWTH ACCOUNT
          SOCIAL CHOICE ACCOUNT                         EQUITY INDEX ACCOUNT

                 INDEX TO AUDITED FINANCIAL STATEMENTS
                           December 31, 1995

--------------------------------------------------------------------------------
                                                                           Page
                                                                           ----
Report of Management Responsibility......................................     2
Report of Independent Auditors...........................................     3
Audited Financial Statements:
   Statements of Assets and Liabilities..................................     4
   Statements of Operations..............................................     5
   Statements of Changes in Net Assets...................................     6
   Notes to Financial Statements.........................................     9
   Statements of Investments
      Money Market Account...............................................    17
      Bond Market Account................................................    20
      Social Choice Account..............................................    24
      Global Equities Account............................................    31
      Growth Account.....................................................    42
      Equity Index Account...............................................    51
Participant Voting Results...............................................    66

                       REPORT OF MANAGEMENT RESPONSIBILITY


To the Participants of
  College Retirement Equities Fund:

The accompanying financial statements of the Money Market, Bond Market, Social Choice, Global Equities, Growth and Equity Index Accounts of College Retirement Equities Fund ("CREF") are the responsibility of management. They have been prepared in accordance with generally accepted accounting principles and have been presented fairly and objectively in accordance with such principles.

CREF has established and maintains a strong system of internal controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management's authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, CREF's internal audit personnel provide a continuing review of the internal controls and operations of the CREF Accounts, and the internal Auditor regularly reports to the Audit Committee of the CREF Board of Trustees.

The accompanying financial statements have been audited by the independent auditing firm of Deloitte & Touche LLP. The independent auditors' report, which appears on the following page, expresses an independent opinion on the fairness of presentation of these financial statements.

The Audit Committee of the CREF Board of Trustees, consisting of trustees who are not officers of CREF, meets regularly with management, representatives of Deloitte & Touche LLP and internal auditing personnel to review matters relating to financial reporting, internal controls and auditing. In addition to the annual audit of the financial statements of all CREF Accounts, the New York State Insurance Department, other state insurance departments and the Securities and Exchange Commission regularly examine the financial statements of the CREF Accounts as part of their periodic corporate examinations.


                                                     /s/ John H. Biggs
                                            --------------------------------
                                                      Chairman and
                                                 Chief Executive Officer


                                                    /s/ Thomas W. Jones
                                            --------------------------------
                                              Vice Chairman, President and
                                                 Chief Operating Officer


                                                   /s/ Richard L. Gibbs
                                            --------------------------------
                                              Executive Vice President and
                                              Principal Accounting Officer

Deloitte &
  Touche LLP
------------            --------------------------------------------------------
            [LOGO]      Two World Financial Center     Telephone: (212) 436-2000
                        New York, New York 10281-1414  Facsimile: (212) 436-5000


                         REPORT OF INDEPENDENT AUDITORS



To the Participants and Board of Trustees of College Retirement Equities Fund:

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the Money Market, Bond Market, Social Choice, Global Equities, Growth and Equity Index Accounts of College Retirement Equities Fund ("CREF") as of December 31, 1995, the related statements of operations for the year then ended and of changes in net assets of the Money Market, Bond Market, Social Choice and Global Equities Accounts for each of the years in the two year period then ended and of the Growth and Equity Index Accounts for the year then ended and for the period beginning April 4, 1994 (date established) to December 31, 1994. These financial statements are the responsibility of CREF's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1995, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Money Market, Bond Market, Social Choice, Global Equities, Growth and Equity Index Accounts of CREF at December 31, 1995, the results of their operations and the changes in their net assets for the above-stated periods, in conformity with generally accepted accounting principles.



/s/ Deloitte & Touche LLP


February 6, 1996

---------------
DELOITTE TOUCHE
TOHMATSU
INTERNATIONAL
---------------

                        COLLEGE RETIREMENT EQUITIES FUND

                      STATEMENTS OF ASSETS AND LIABILITIES

                                DECEMBER 31, 1995


                               Money Market      Bond Market    Social Choice  Global Equities     Growth       Equity Index
                                  Account          Account         Account         Account         Account        Account
                               ------------      -----------    -------------  ---------------   -----------    ------------

ASSETS
  Portfolio investments,
     at cost.................. $3,129,779,482    $805,260,528   $ 964,732,428  $2,861,882,876  $1,005,532,070   $350,436,768
  Net unrealized appreciation
     (depreciation) of
     portfolio investments....       (395,309)     29,943,692     209,808,046     334,952,851     154,304,358     42,773,762
                               --------------    ------------   -------------  --------------  --------------   ------------
  Portfolio investments,
     at value.................  3,129,384,173     835,204,220   1,174,540,474   3,196,835,727   1,159,836,428    393,210,530
  Cash........................      3,710,189       2,496,755         826,906       6,537,614
  Dividends and interest
     receivable...............     12,376,597      11,660,887       7,580,203       4,517,089       1,744,180        722,571
  Receivable from
     securities transactions..     20,000,000       8,100,000       3,650,000      83,129,463       8,641,312      2,943,631
  Amounts due from TIAA.......                        653,665       1,336,233       2,623,355       1,451,750        594,881
  Other.......................      6,511,832       1,264,363         258,263       4,819,602
                               --------------    ------------  --------------  --------------  --------------   ------------
                 TOTAL ASSETS   3,171,982,791     859,379,890   1,188,192,079   3,298,462,850   1,171,673,670    397,471,613
                               --------------    ------------  --------------  --------------  --------------   ------------
LIABILITIES
  Deposits for securities
     loaned--Note 4...........                                                    100,299,206
  Due to banks--Note 4........                                        946,735                       3,203,937      2,832,186
  Payable for securities
     transactions.............     23,674,207      25,995,066      22,926,445      99,368,545      12,040,106      3,761,881
  Amounts due to TIAA.........      1,454,144
                               --------------    ------------  --------------  --------------  --------------   ------------
            TOTAL LIABILITIES      25,128,351      25,995,066      23,873,180     199,667,751      15,244,043      6,594,067
                               --------------    ------------  --------------  --------------  --------------   ------------
NET ASSETS
  Accumulation Fund...........  3,026,399,562     833,384,824   1,125,574,931   3,014,030,125   1,143,153,479    384,391,126
  Annuity Fund................    120,454,878                      38,743,968      84,764,974      13,276,148      6,486,420
                               --------------    ------------  --------------  --------------  --------------   ------------
             TOTAL NET ASSETS  $3,146,854,440    $833,384,824  $1,164,318,899  $3,098,795,099  $1,156,429,627   $390,877,546
                               ==============    ============  ==============  ==============  ==============   ============


NUMBER OF ACCUMULATION
   UNITS OUTSTANDING--
   Notes 5 and 6..............    193,181,428      19,522,467      22,195,567      70,162,908      32,375,238     10,910,656
                               ==============    ============  ==============  ==============  ==============   ============


NET ASSET VALUE, PER
   ACCUMULATION UNIT--
   Note 5.....................         $15.67          $42.69          $50.71          $42.96          $35.31         $35.23
                                       ======          ======          ======          ======          ======         ======



                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND

                            STATEMENTS OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 1995



                                     Money Market    Bond Market     Social Choice   Global Equities     Growth      Equity Index
                                       Account         Account          Account          Account         Account        Account
                                     ------------    -----------     -------------   ---------------   ----------    ------------


INVESTMENT INCOME
   Income:
     Dividends................                                       $ 13,067,185    $ 46,770,347     $ 8,978,394    $ 3,993,598
     Interest.................       $182,716,037    $ 49,058,573      25,456,929       5,341,222       1,449,881        429,139
                                     ------------    ------------    ------------    ------------    ------------    -----------
                  TOTAL INCOME        182,716,037      49,058,573      38,524,114      52,111,569      10,428,275      4,422,737
                                     ------------    ------------    ------------    ------------    ------------    -----------
   Expenses--Note 3:
     Investment...............          2,286,698         473,415         730,174       4,529,016       1,273,060        175,558
     Operating................          7,443,050       1,641,001       2,297,500       6,739,468       1,583,850        413,663
                                     ------------    ------------    ------------    ------------    ------------    -----------
                TOTAL EXPENSES          9,729,748       2,114,416       3,027,674      11,268,484       2,856,910        589,221
     Fees paid indirectly.....            (13,894)        (14,042)        (16,839)        (18,089)         (8,810)        (1,905)
                                     ------------    ------------    ------------    ------------    ------------    -----------
                  NET EXPENSES          9,715,854       2,100,374       3,010,835      11,250,395       2,848,100        587,316
                                     ------------    ------------    ------------    ------------    ------------    -----------
        INVESTMENT INCOME--NET        173,000,183      46,958,199      35,513,279      40,861,174       7,580,175      3,835,421
                                     ------------    ------------    ------------    ------------    ------------    -----------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON TOTAL
 INVESTMENTS--Note 4
   Net realized gain (loss) on:
     Portfolio investments....           (200,856)     12,221,948       3,647,165     179,251,631      23,355,161      2,243,334
     Futures transactions.....                                                          2,582,780         894,485        320,602
     Option transactions......                                                            155,447
     Foreign currency
       transactions...........                                                           (639,376)        (12,978)
                                     ------------    ------------    ------------    ------------    ------------    -----------
      Net realized gain (loss)           (200,856)     12,221,948       3,647,165     181,350,482      24,236,668      2,563,936
                                     ------------    ------------    ------------    ------------    ------------    -----------
   Net change in unrealized
    appreciation
    (depreciation) on:
     Portfolio investments....          1,073,681      50,593,054     200,506,744     287,637,826     151,190,998     42,347,885
     Futures transactions.....                                                           (637,033)        (24,045)
     Translation of assets
       (other than portfolio
       investments and
       liabilities in foreign
       currencies.............                                                            (55,117)          1,764
                                     ------------    ------------    ------------    ------------    ------------    -----------
   Net change in unrealized
    appreciation .............          1,073,681      50,593,054     200,506,744     286,945,676     151,168,717     42,347,885
                                     ------------    ------------    ------------    ------------    ------------    -----------
   NET REALIZED AND UNREALIZED
     GAIN ON TOTAL INVESTMENTS            872,825      62,815,002     204,153,909     468,296,158     175,405,385     44,911,821
                                     ------------    ------------    ------------    ------------    ------------    -----------
    NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS       $173,873,008    $109,773,201    $239,667,188    $509,157,332    $182,985,560    $48,747,242
                                     ============    ============    ============    ============    ============    ===========





                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND

                       STATEMENTS OF CHANGES IN NET ASSETS




                                         Money Market Account                   Bond Market Account
                                  ----------------------------------    ---------------------------------


                                       Years Ended December 31,              Years Ended December 31,
                                  ----------------------------------    ----------------------------------
                                       1995               1994               1995               1994
                                  ---------------    ---------------    ---------------    ---------------
FROM OPERATIONS
   Investment income--net .....   $   173,000,183    $   108,858,971    $    46,958,199    $    34,521,185
   Net realized gain (loss) on
     total investments ........          (200,856)          (137,647)        12,221,948        (13,643,019)
   Net change in unrealized
     appreciation
     (depreciation) on total
     investments ..............         1,073,681         (1,218,803)        50,593,054        (41,435,318)
                                  ---------------    ---------------    ---------------    ---------------
       NET INCREASE (DECREASE)
                 IN NET ASSETS
                RESULTING FROM
                    OPERATIONS        173,873,008        107,502,521        109,773,201        (20,557,152)
                                  ---------------    ---------------    ---------------    ---------------
FROM PARTICIPANT
   TRANSACTIONS
   Premiums ...................       322,504,882        288,072,087        120,393,346        120,377,109
                                  ---------------    ---------------    ---------------    ---------------
   Disbursements and transfers:
     Net transfers to (from)
       TIAA ...................        62,622,528         73,211,841         (4,654,005)         5,182,313
     Net transfers to (from)
       other CREF Accounts ....       (62,813,953)       (50,248,740)       (76,175,539)        92,934,429
     Annuity payments .........        14,684,076         11,197,314          1,154,923            674,708
     Withdrawals and
       repurchases ............       144,584,944        114,459,075         16,646,581         13,504,407
     Death benefits ...........         5,864,728          2,975,322            993,457            915,597
                                  ---------------    ---------------    ---------------    ---------------
           TOTAL DISBURSEMENTS
            AND TRANSFERS, NET        164,942,323        151,594,812        (62,034,583)       113,211,454
                                  ---------------    ---------------    ---------------    ---------------
                  NET INCREASE
                 IN NET ASSETS
                RESULTING FROM
                   PARTICIPANT
                  TRANSACTIONS        157,562,559        136,477,275        182,427,929          7,165,655
                                  ---------------    ---------------    ---------------    ---------------
       NET INCREASE (DECREASE)
                 IN NET ASSETS        331,435,567        243,979,796        292,201,130        (13,391,497)

NET ASSETS
   Beginning of period ........     2,815,418,873      2,571,439,077        541,183,694        554,575,191
                                  ---------------    ---------------    ---------------    ---------------
   End of period ..............   $ 3,146,854,440    $ 2,815,418,873    $   833,384,824    $   541,183,694
                                  ===============    ===============    ===============    ===============


                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

                                        Social Choice Account                 Global Equities Account
                                  ----------------------------------    ---------------------------------
                                        Years Ended December 31,             Years Ended December 31,
                                  ----------------------------------    ---------------------------------
                                        1995               1994               1995              1994
                                  ---------------    ---------------    ---------------   ---------------

FROM OPERATIONS
   Investment income--net .....   $    35,513,279    $    26,389,551    $    40,861,174   $    36,500,573
   Net realized gain (loss) on
     total investments ........         3,647,165          7,704,848        181,350,482        41,227,627
   Net change in unrealized
     appreciation
     (depreciation) on total
     investments ..............       200,506,744        (43,329,800)       286,945,676      (100,004,634)
                                  ---------------    ---------------    ---------------   ---------------
       NET INCREASE (DECREASE)
                 IN NET ASSETS
                RESULTING FROM
                    OPERATIONS        239,667,188         (9,235,401)       509,157,332       (22,276,434)
                                  ---------------    ---------------    ---------------   ---------------
FROM PARTICIPANT
   TRANSACTIONS
   Premiums ...................       193,358,929        224,708,121        432,885,223       417,001,295
                                  ---------------    ---------------    ---------------   ---------------
   Disbursements and transfers:
     Net transfers to (from)
       TIAA ...................        (2,454,256)         4,466,657          2,286,189       (67,914,586)
     Net transfers to (from)
       other CREF Accounts ....        (6,736,255)       138,078,027        361,750,669      (815,739,514)
     Annuity payments .........         2,778,920          1,919,463          6,816,624         3,835,737
     Withdrawals and
       repurchases ............        16,528,876         13,378,053         44,668,972        33,654,397
     Death benefits ...........         1,045,228            467,921          2,578,283         1,103,572
                                  ---------------    ---------------    ---------------   ---------------
           TOTAL DISBURSEMENTS
            AND TRANSFERS, NET         11,162,513        158,310,121        418,100,737      (845,060,394)
                                  ---------------    ---------------    ---------------   ---------------
                  NET INCREASE
                 IN NET ASSETS
                RESULTING FROM
                   PARTICIPANT
                  TRANSACTIONS        182,196,416         66,398,000         14,784,486     1,262,061,689
                                  ---------------    ---------------    ---------------   ---------------
       NET INCREASE (DECREASE)
                 IN NET ASSETS        421,863,604         57,162,599        523,941,818     1,239,785,255

NET ASSETS
   Beginning of period ........       742,455,295        685,292,696      2,574,853,281     1,335,068,026
                                  ---------------    ---------------    ---------------   ---------------
   End of period ..............   $ 1,164,318,899    $   742,455,295    $ 3,098,795,099   $ 2,574,853,281
                                  ===============    ===============    ===============   ===============



                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND

                       STATEMENTS OF CHANGES IN NET ASSETS



                                            Growth Account                           Equity Index Account
                                  ----------------------------------    ------------------------------------
                                                      April 4, 1994                            April 4, 1994
                                    Year Ended      (date established)     Year Ended      (date established)
                                    December 31,      to December 31,      December 31,      to December 31,
                                       1995                1994               1995                1994
                                  ---------------    ----------------   ---------------    -----------------

FROM OPERATIONS
   Investment income--net .....   $     7,580,175    $     1,527,382    $     3,835,421    $     1,116,727
   Net realized gain (loss) on
     total investments ........        24,236,668           (278,697)         2,563,936            203,460
   Net change in unrealized
     appreciation
     (depreciation) on total
     investments ..............       151,168,717          3,113,360         42,347,885            425,877
                                  ---------------    ---------------    ---------------    ---------------
       NET INCREASE (DECREASE)
                 IN NET ASSETS
                RESULTING FROM
                    OPERATIONS        182,985,560          4,362,045         48,747,242          1,746,064
                                  ---------------    ---------------    ---------------    ---------------
FROM PARTICIPANT
   TRANSACTIONS
   Premiums ...................       146,310,621         68,075,184         43,829,759         54,188,114
                                  ---------------    ---------------    ---------------    ---------------
   Disbursements and transfers:
     Net transfers to (from)
       TIAA ...................       (44,418,794)       (11,838,468)       (20,714,935)        (2,158,509)
     Net transfers to (from)
       other CREF Accounts ....      (524,499,108)      (244,113,755)      (242,873,333)       (32,968,712)
     Annuity payments .........         1,032,476            148,499            371,694             18,828
     Withdrawals and
       repurchases ............        15,488,467         53,454,593         35,670,917         20,282,131
     Death benefits ...........            49,873                                 5,552
                                  ---------------    ---------------    ---------------    ---------------
           TOTAL DISBURSEMENTS
            AND TRANSFERS, NET       (552,347,086)      (202,349,131)      (227,540,105)       (14,826,262)
                                  ---------------    ---------------    ---------------    ---------------
                  NET INCREASE
                 IN NET ASSETS
                RESULTING FROM
                   PARTICIPANT
                  TRANSACTIONS        698,657,707        270,424,315        271,369,864         69,014,376
                                  ---------------    ---------------    ---------------    ---------------
       NET INCREASE (DECREASE)
                 IN NET ASSETS        881,643,267        274,786,360        320,117,106         70,760,440

NET ASSETS
   Beginning of period ........       274,786,360               --           70,760,440               --
                                  ---------------    ---------------    ---------------    ---------------
   End of period ..............   $ 1,156,429,627    $   274,786,360    $   390,877,546    $    70,760,440
                                  ===============    ===============    ===============    ===============


                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND

                          NOTES TO FINANCIAL STATEMENTS



NOTE 1--ORGANIZATION

College Retirement Equities Fund ("CREF") was formed to aid and strengthen nonprofit educational and research organizations by providing their employees with variable retirement benefits.

CREF is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 as an open-end, diversified management investment company. It consists of seven investment portfolios. The accompanying financial statements are those of the Money Market Account, which invests in money market instruments; the Bond Market Account, which invests in a broad range of fixed-income securities; the Social Choice Account, which invests in a diversified portfolio of equity and fixed-income securities while giving special consideration to certain social criteria; the Global Equities Account, which invests in equity securities of foreign and domestic companies; the Growth Account, which invests in a diversified portfolio of equity securities that present opportunities for growth; and the Equity Index Account, which invests in a diversified portfolio of equity securities selected to track the overall United States stock market ("Accounts"). The seventh investment portfolio of CREF, the Stock Account, which invests primarily in equity securities, is not included in these financial statements.

The Growth and Equity Index Accounts were established on April 4, 1994 with a $50,000,000 investment in each Account by Teachers Insurance and Annuity Association ("TIAA"), a companion organization, which purchased 2,000,000 Accumulation Units of each Account at the established $25.00 initial Accumulation Unit Value. On April 29, 1994, the Growth and Equity Index Accounts were registered with the Commission under the Securities Act of 1933 and the Investment Company Act of 1940 as additional series of CREF. On July 1, 1994, CREF began to offer Accumulation Units of the Growth and Equity Index Accounts to participants other than TIAA. TIAA's Accumulation Units share in the pro rata investment experience and are subject to the same valuation procedures and expense deductions as all other Accumulation Units in the Growth and Equity Index Accounts. During 1994 all of TIAA's Accumulation Units in the Growth Account were withdrawn at net asset value and the withdrawals are reflected in the accompanying 1994 financial statements of the Growth Account. At December 31, 1994, TIAA's investment in the Equity Index Account was 1,220,301 Accumulation Units, with a total value of $31,573,334. During 1995 TIAA's remaining Accumulation Units in the Equity Index Account were withdrawn at net asset value and the withdrawals for both 1994 and 1995 are reflected in the accompanying financial statements of the Equity Index Account.

TIAA-CREF Investment Management, Inc. ("Investment Management"), a subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment advisory services for the CREF Accounts pursuant to an Investment Management Services Agreement with CREF. TIAA-CREF Individual & Institutional Services, Inc. ("Services"), a subsidiary of TIAA which is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc., provides administrative services for the CREF Accounts and performs distribution functions for CREF's certificates pursuant to a Principal Underwriting and Administrative Services Agreement with CREF.


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Accounts, which are in conformity with generally accepted accounting principles.

Valuation of Investments: Securities listed or traded on any United States national securities exchange are valued at the last sales price as of the close of the principal securities exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such exchange. Securities traded only in the over-the-counter market and quoted in the NASDAQ National Market System are valued at the last sales price, or at the mean of the last bid and asked prices if no sale is reported. All other over-the-counter securities are valued at the mean of the last bid and asked prices, except for bonds which are valued at the most recent bid price or the equivalent quoted yield of such bonds. Short-term money market instruments are stated at market value or amortized cost, which approximates market value. Foreign investments are valued at the closing price in the principal market where they are traded; local currencies are converted into U.S. dollars as described below under Foreign Currency Transactions and Translation. Stock index futures and options which are traded on commodities exchanges are valued at the last sale price as of the close of such commodities exchanges. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Finance Committee of the Board of Trustees and in accordance with the responsibilities of the Board as a whole.

                        COLLEGE RETIREMENT EQUITIES FUND

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--(Continued)

Accounting for Investments: Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Interest income is recorded as earned and, for short-term money market instruments, includes accrual of discount and amortization of premium. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon as the Accounts are informed of the ex-dividend date. Realized gains and losses on security transactions are accounted for on the average cost basis.

Foreign Currency Transactions and Translation: Foreign investments, bank deposits and forward currency contracts are valued in U.S. dollars, based on the exchange rate at the end of the period. Investments traded in foreign currencies are translated at exchange rates prevailing on the respective dates traded. Income is translated at approximate rates prevailing when earned. Asset and liability accounts that are denominated in a foreign currency are adjusted to reflect the exchange rate at the end of the period. The cumulative impact of changes in foreign exchange rates on portfolio investments sold during the period is reflected in the net realized gain (loss) on portfolio investments. The cumulative impact of changes in foreign exchange rates on portfolio investments held at the end of the period is reflected in the net change in unrealized appreciation (depreciation) on portfolio investments. Currency gains and losses arising from the settlement of forward currency contracts, changes in exchange rates between the trade and settlement dates of portfolio investment transactions, and changes in exchange rates between the accrual and receipt dates for dividend and interest income are recorded as net realized gains (losses) on foreign currency transactions. For assets other than portfolio investments and liabilities, changes in foreign exchange rates are reflected in the net change in unrealized appreciation (depreciation) on translation of assets (other than portfolio investments) and liabilities in foreign currencies.

Securities Lending: The Accounts may lend portfolio securities to qualified institutions. Such loans are secured by collateral at least equal to 102% of the market value of the securities loaned for United States securities and 105% of the market value of securities loaned for foreign securities. When portfolio securities are loaned, an Account receives additional income on the collateral and continues to receive income on the securities loaned. Additionally, any change in the market value of the securities loaned is recognized by the Account. The Accounts may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower of securities fail financially.

Covered Call Options Written: The Accounts write (sell) covered call options to provide protection against adverse movements in the price of securities in the portfolio. When an option is written, an amount equal to the premium received is recorded as a liability; the liability is adjusted on a daily basis to the current market price of the option written and an unrealized gain or loss is recorded. Premiums received from writing options which expire unexercised are recognized as realized gains from option transactions on the expiration date. Premiums received from writing options which are exercised are added to the proceeds from the sale of the underlying securities in recognizing the net realized gain or loss on portfolio investments. In writing options, it is assumed that the option may be exercised at any time prior to the expiration of an Account's obligation as a writer, and that in such circumstances the net proceeds of the sale of the underlying securities pursuant to the call option may be below the prevailing market value.

Futures Contracts: The Accounts purchase futures contracts for the purpose of acquiring a position in a security or group of securities which it intends to purchase at a later date, or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses from futures transactions by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading.

Variation margin payments are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period of the contract. The contractual amounts under futures contracts reflect the extent of an Account's exposure to off-balance sheet risk. The credit risk to such contracts is limited to the failure of the exchange or board of trade which acts as the counterparty to the Account's futures transactions.

                        COLLEGE RETIREMENT EQUITIES FUND

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--(Concluded)

Forward Currency Contracts: The Accounts may enter into forward currency contracts to purchase or sell foreign currency to accommodate foreign investment transactions. Forward currency contracts are "marked-to-market" at the end of each day's trading. Daily changes in the value of such contracts are reflected in the net change in unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies. When the contract is closed, payment is made or received and a realized gain or loss on foreign currency transactions is recognized, equal to the difference between the cost of the closing transaction and the basis in the contract. An Account may also enter into a forward currency contract to offset an existing contract. Forward currency contracts are entered into directly with a counterparty and an Account is exposed to the risk of default of such counterparty. The maximum potential loss from such risk is the aggregate face value in U.S. dollars at the time the contract is opened. There is no daily margin requirement for such contracts.

Securities Purchased on a When-Issued or Delayed Delivery Basis: The Accounts may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Accounts to the risk that the transaction may not be consummated.

Federal Income Taxes: CREF is a nonprofit educational organization exempt from federal income taxation under the Internal Revenue Code ("Code"). Accordingly, CREF is not a "Regulated Investment Company" under Subchapter M of the Code and the net investment income and net realized capital gains of CREF's Accounts are not taxable. Any nonpension related income is subject to federal income taxation as unrelated business income; however, for the periods covered by these financial statements there was no such income.


NOTE 3--MANAGEMENT AGREEMENTS

All services necessary for the operation of CREF's Accounts are provided, at cost, by Investment Management and Services. Such services are provided in accordance with an Investment Management Services Agreement between CREF and Investment Management, and in accordance with a Principal Underwriting and Administrative Services Agreement between CREF and Services (see Note 1). Investment Management and Services receive management fee payments from the CREF Accounts on a daily basis according to formulas established each year with the objective of keeping the management fees as close as possible to each Account's actual expenses. Any differences between actual expenses and the management fees are adjusted quarterly.

Investment Management and Services generally pay directly for all third-party services provided for the benefit of the CREF Accounts. "Soft-dollar" arrangements for brokerage and other services are generally not utilized by the CREF Accounts. However, certain custodial fees are reduced based on the level of average cash balances on deposit with a custodian bank during the period. The amounts by which custodial fees were reduced under these expense offset agreements are reflected in the accompanying Statements of Operations as "Fees paid indirectly".


NOTE 4--INVESTMENTS

At December 31, 1995, the value of Global Equities Account securities loaned was $125,661,757 and collateral received in connection therewith was comprised of cash of $100,299,206, letters of credit of $10,910,000 and United States government securities amounting to $30,826,076.

At December 31, 1995, the due to banks balances in the Social Choice, Growth and Equity Index Accounts resulted from securities transactions which were settled and paid by January 2, 1996.

                        COLLEGE RETIREMENT EQUITIES FUND

NOTE 4--INVESTMENTS--(Continued)

At December 31, 1995, net unrealized appreciation (depreciation) of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

                                                                  Money Market    Bond Market    Social Choice
                                                                     Account        Account         Account
                                                                  -----------   -------------    -------------
Gross unrealized appreciation of portfolio investments.........   $   186,016   $  30,318,892     $224,777,546
Gross unrealized depreciation of portfolio investments.........       581,325         375,200       14,969,500
                                                                  -----------   -------------     ------------
NET UNREALIZED APPRECIATION (DEPRECIATION) OF
  PORTFOLIO INVESTMENTS........................................   $  (395,309)  $  29,943,692     $209,808,046
                                                                  ===========   =============     ============

                                                                Global Equities     Growth        Equity Index
                                                                    Account         Account          Account
                                                                 ------------    ------------     ------------
Gross unrealized appreciation of portfolio investments.........  $409,195,990    $180,137,486     $ 48,869,814
Gross unrealized depreciation of portfolio investments.........    74,243,139      25,833,128        6,096,052
                                                                 ------------    ------------     ------------
NET UNREALIZED APPRECIATION OF
  PORTFOLIO INVESTMENTS........................................  $334,952,851    $154,304,358     $ 42,773,762
                                                                 ============    ============     ============


During 1995 the Global Equities, Growth and Equity Index Accounts engaged in transactions in futures contracts in the Standard & Poor's 500 Index with the following results:

                                                                Global Equities    Growth          Equity Index
                                                                   Account         Account            Account
                                                                ------------    -------------       ----------
Futures contracts open at December 31, 1995, at cost........... $ 60,008,233    $   2,188,620       $       --
Net unrealized depreciation....................................     (637,033)         (24,045)              --
                                                                ------------    -------------       ----------
Futures contracts open at December 31, 1995, at value.......... $ 59,371,200    $   2,164,575       $       --
                                                                ============    =============       ==========
Net realized gain on futures contracts closed.................. $  2,582,780    $     894,485       $  320,602
Number of futures contracts open at December 31, 1995..........          192                7               --
Inception date of futures contracts activity...................     11/14/95         09/07/95         04/04/95
Average fair value of futures contracts based
  on daily balances from inception date........................ $ 68,615,325    $  13,091,542       $1,751,734


During 1995 the Global Equities Account had realized gains in connection with covered call options written of $155,447. The transactions in covered call options written by the Global Equities Account for the year ended December 31, 1995 were as follows:

                                                         Number       Premiums
                                                      of Contracts    Received
                                                      ------------    ---------
Options outstanding at December 31, 1994.............          --            --
Options written......................................       1,100     $ 155,447
Options terminated in closing purchase transactions..          --            --
Options expired......................................      (1,100)     (155,447)
Options exercised....................................          --            --
                                                       ----------     ---------
Options outstanding at December 31, 1995.............          --     $      --
                                                       ==========     =========

                        COLLEGE RETIREMENT EQUITIES FUND

NOTE 4--INVESTMENTS--(Concluded)

Companies in which any of the Accounts held 5% of more of the outstanding voting shares are defined as "affiliated" in the Investment Company Act of 1940. At December 31, 1995, the total value of the Global Equities Account's investments in affiliated companies was $153,598,338. For the year ended December 31, 1995, total dividend income and net realized gains relating to such investments of the Global Equities Account were $3,126,566 and $21,814,810, respectively. For the periods and CREF Accounts covered by these financial statements, there were no other investments in affiliated companies.

Purchases and sales of portfolio securities, other than short-term money market instruments, for the year ended December 31, 1995, were as follows:


                               Bond Market      Social Choice  Global Equities       Growth        Equity Index
                                  Account          Account         Account           Account         Account
                               ------------     ------------   ---------------   -------------     ------------
Purchases:
  Unaffiliated issuers......  $1,472,892,579    $714,893,755   $1,769,749,797    $ 863,469,375     $289,445,161
  Affiliated issuers........                                      70,420,679
                              --------------    ------------   --------------    -------------     ------------

     TOTAL PURCHASES........  $1,472,892,579    $714,893,755   $1,840,170,476    $ 863,469,375     $289,445,161
                              ==============    ============   ==============    =============     ============

Sales:
   Unaffiliated issuers.....  $1,213,316,010    $491,417,440   $1,742,923,917    $ 161,533,156     $ 14,538,535
   Affiliated issuers.......                                       77,119,658
                              --------------    ------------   --------------    -------------     ------------

     TOTAL SALES ...........  $1,213,316,010    $491,417,440   $1,820,043,575    $ 161,533,156     $ 14,538,535
                              ==============    ============   ==============    =============     ============


NOTE 5--CONDENSED FINANCIAL INFORMATION

Selected condensed financial information for an Accumulation Unit of the Money Market Account is presented below.

                                                                Money Market Account
                                              -------------------------------------------------------
                                                            For the Years Ended December 31,
                                              -------------------------------------------------------
                                                1995        1994       1993        1992         1991
                                              -------     -------    -------     -------      -------
Per Accumulation Unit Data:
   Investment income.....................     $  .910     $  .631    $  .464     $  .539      $  .808
   Expenses..............................        .048        .041       .039        .036         .039
                                              -------     -------    -------     -------      -------
   Investment income--net.................       .862        .590       .425        .503         .769
   Net realized and unrealized gain (loss)
     on total investments................        .009       (.012)     (.002)      (.009)        .013
                                              -------     -------    -------     -------      -------
Net increase in Accumulation
   Unit Value............................        .871        .578       .423        .494         .782
Accumulation Unit Value:
   Beginning of year.....................      14.795      14.217     13.794      13.300       12.518
                                              -------     -------    -------     -------      -------
   End of year...........................     $15.666     $14.795    $14.217     $13.794      $13.300
                                              =======     =======    =======     =======      =======
Ratios to Average Net Assets:
   Expenses..............................       0.32%       0.28%      0.27%       0.26%        0.30%
   Investment income--net.................      5.64%       4.03%      3.02%       3.70%        5.95%
Portfolio turnover rate..................         n/a         n/a        n/a         n/a          n/a
Thousands of Accumulation Units
  outstanding at end of year.............     193,181     183,135    174,073     184,768      207,368

                        COLLEGE RETIREMENT EQUITIES FUND

NOTE 5--CONDENSED FINANCIAL INFORMATION--(Continued)

Selected condensed financial information for an Accumulation Unit of the Bond Market Account is presented below.

                                                                  Bond Market Account
                                               ---------------------------------------------------------------
                                                             For the Years Ended December 31,
                                               ---------------------------------------------------------------
                                                 1995         1994          1993          1992          1991
                                               --------     --------      --------      --------      --------
 Per Accumulation Unit Data:
  Investment income......................      $  2.863     $  2.502      $  2.348      $  2.287      $  2.270
  Expenses...............................          .123         .108          .103          .093          .096
                                                -------      -------       -------       -------       -------
  Investment income--net..................        2.740        2.394         2.245         2.194         2.174
  Net realized and unrealized gain (loss) on
     total investments...................         3.722       (3.897)        1.606          .056         2.247
                                                -------      -------       -------       -------       -------
Net increase (decrease) in
  Accumulation Unit Value................         6.462       (1.503)        3.851         2.250         4.421
Accumulation Unit Value:
  Beginning of year......................        36.227       37.730        33.879        31.629        27.208
                                                -------      -------       -------       -------       -------
  End of year............................       $42.689      $36.227       $37.730       $33.879       $31.629
                                                =======      =======       =======       =======       =======
Ratios to Average Net Assets:
  Expenses...............................         0.31%        0.29%         0.28%         0.29%         0.34%
  Investment income--net..................        6.93%        6.54%         6.18%         6.78%         7.61%
Portfolio turnover rate..................       185.11%      161.46%       139.55%       217.89%       124.62%
Thousands of Accumulation Units
  outstanding at end of year.............       19,522       14,939        14,698        13,583        10,658


Selected condensed financial information for an Accumulation Unit of the Social Choice Account is presented below.

                                                                      Social Choice Account
                                               ---------------------------------------------------------------
                                                                 For the Years Ended December 31,
                                               ---------------------------------------------------------------
                                                 1995         1994          1993          1992          1991
                                               --------     --------      --------      --------      --------
Per Accumulation Unit Data:
   Investment income.....................       $ 1.832      $ 1.621       $ 1.452       $ 1.363       $ 1.432
   Expenses..............................          .144         .125          .117          .105          .102
                                                -------      -------       -------       -------       -------
   Investment income--net.................        1.688        1.496         1.335         1.258         1.330
   Net realized and unrealized gain (loss) on
     total investments...................         9.863       (2.015)        2.082         2.367         5.237
                                                -------      -------       -------       -------       -------
Net increase (decrease) in Accumulation
   Unit Value............................        11.551        (.519)        3.417         3.625         6.567
Accumulation Unit Value:
   Beginning of year.....................        39.161       39.680        36.263        32.638        26.071
                                                -------       ------        ------        ------       -------
   End of year...........................       $50.712      $39.161       $39.680       $36.263       $32.638
                                                =======      =======       =======       =======       =======
Ratios to Average Net Assets:
  Expenses...............................         0.32%         0.32%        0.31%         0.33%         0.36%
  Investment income--net..................        3.75%         3.80%        3.52%         3.88%         4.69%
Portfolio turnover rate..................        52.65%        49.06%       39.85%        77.48%        46.41%
Thousands of Accumulation Units
   outstanding at end of year............        22,196       18,302        16,790         9,224         4,929

                        COLLEGE RETIREMENT EQUITIES FUND

NOTE 5--CONDENSED FINANCIAL INFORMATION--(Concluded)

Selected condensed financial information for an Accumulation Unit of the Global Equities Account is presented below.

                                                                     Global Equities Account
                                                        ---------------------------------------------------
                                                                                            April 1, 1992
                                                                                         (date established)
                                                       For the Years Ended December 31,     to December 31,
                                                       --------------------------------  ------------------
                                                       1995         1994         1993            1992
                                                      ------       ------       ------          ------
Per Accumulation Unit Data:
   Investment income................................  $  .727      $  .687      $  .487         $  .569
   Expenses.........................................     .157         .134         .103            .121
                                                      -------      -------      -------         -------
   Investment income--net............................    .570         .553         .384            .448
   Net realized and unrealized gain (loss) on total
     investments....................................    6.618        (.719)       9.021           1.083
                                                      -------      -------      -------         -------
Net increase (decrease) in Accumulation Unit Value..    7.188        (.166)       9.405           1.531
Accumulation Unit Value:
   Beginning of period..............................   35.770       35.936       26.531          25.000
                                                      -------      -------      -------         -------
   End of period....................................  $42.958      $35.770      $35.936         $26.531
                                                      =======      =======      =======         =======
Ratios to Average Net Assets:
   Expenses.........................................    0.40%        0.41%       0.45%           0.40%
   Investment income--net............................   1.47%        1.71%       1.67%           1.47%
Portfolio turnover rate.............................   67.50%       51.63%      16.75%          12.50%
Thousands of Accumulation Units outstanding at
   end of period....................................   70,163       70,700      36,796           8,277



Selected condensed financial information for an Accumulation Unit of the Growth and Equity Index Accounts is presented below.


                                                   Growth Account                     Equity Index Account
                                           --------------------------------   --------------------------------
                                              For the      April 4, 1994        For the        April 4, 1994
                                            Year Ended   (date established)    Year Ended   (date established)
                                           December 31,    to December 31,    December 31,     to December 31,
                                               1995           1994               1995              1994
                                             -------        -------            -------           -------


Per Accumulation Unit Data:
   Investment income.....................    $  .417        $  .398            $  .755           $  .552
   Expenses..............................       .114           .084               .100              .072
                                             -------        -------            -------           -------
   Investment income--net.................      .303           .314               .655              .480
   Net realized and unrealized gain on total
     investments.........................      8.891           .802              8.703              .393
                                             -------        -------            -------           -------
Net increase in Accumulation Unit Value..      9.194          1.116              9.358              .873
Accumulation Unit Value:
   Beginning of period...................     26.116         25.000             25.873            25.000
                                             -------        -------            -------           -------
   End of period.........................    $35.310        $26.116            $35.231           $25.873
                                             =======        =======            =======           =======
Ratios to Average Net Assets:
   Expenses..............................      0.43%          0.33%              0.34%             0.27%
   Investment income--net.................     1.13%          1.21%              2.22%             1.83%
Portfolio turnover rate..................     24.42%         12.29%              8.31%             1.33%
Thousands of Accumulation Units
   outstanding at end of period..........     32,375         10,446             10,911             2,716


                        COLLEGE RETIREMENT EQUITIES FUND

                   NOTES TO FINANCIAL STATEMENTS--(Concluded

NOTE 6--ACCUMULATION UNITS

Changes in the number of Accumulation Units outstanding were as follows:


                                    Money Market Account          Bond Market Account          Social Choice Account
                                --------------------------      -----------------------     -------------------------
                                                               Years Ended December 31,
                                -------------------------------------------------------------------------------------
                                   1995            1994            1995         1994           1995           1994
                                -----------    -----------      ----------   ----------     ----------     ----------
Accumulation Units:
   Credited for premiums......   21,164,735     19,877,920       3,036,130    3,300,477      4,283,963      5,731,509
   Credited (cancelled) for
     transfers, disbursements
     and amounts applied to the
     Annuity Fund.............  (11,118,465)   (10,816,065)      1,547,736   (3,060,280)      (390,757)    (4,218,915)
   Outstanding:
     Beginning of year........  183,135,158    174,073,303      14,938,601   14,698,404     18,302,361     16,789,767
                                -----------    -----------     -----------   ----------     ----------     ----------
     End of year .............  193,181,428    183,135,158      19,522,467   14,938,601     22,195,567     18,302,361
                                ===========    ===========     ===========   ==========     ==========     ==========


                                   Global Equities Account         Growth Account                 Equity Index Account
                                  -------------------------     ------------------------      -----------------------------
                                                                             April 4, 1994                  April 4, 1994
                                                                                (date                          (date
                                                               Year Ended   established) to   Year Ended    established) to
                                  Years Ended December 31,    December 31,    December 31,   December 31,     December 31,
                                     1995          1994           1995           1994           1995             1994
                                  ----------     ----------     ----------    ----------      ----------       ----------
Accumulation Units:
   Credited for premiums......    11,114,439     11,529,568      4,585,987     2,694,224       1,368,448        2,161,854
   Credited (cancelled) for
     transfers, disbursements
     and amounts applied to the
     Annuity Fund.............   (11,651,582)    22,374,413     17,343,718     7,751,309       6,826,684          553,670
   Outstanding:
     Beginning of period......    70,700,051     36,796,070     10,445,533            --       2,715,524               --
                                  ----------     ----------     ----------    ----------      ----------       ----------
     End of period............    70,162,908     70,700,051     32,375,238    10,445,533      10,910,656        2,715,524
                                  ==========     ==========     ==========    ==========      ==========       ==========


                        COLLEGE RETIREMENT EQUITIES FUND
                 STATEMENT OF INVESTMENTS--MONEY MARKET ACCOUNT
                               DECEMBER 31, 1995

                                     SUMMARY

                                             VALUE            %
                                            -------        ------
SHORT TERM INVESTMENTS
  BANK NOTES                             $ 195,987,267      6.23%
  BANKERS ACCEPTANCES                       68,091,368      2.16
  CERTIFICATES OF DEPOSIT                  370,151,297     11.76
  COMMERCIAL PAPER                       1,941,345,861     61.69
  EURO CERTIFICATES OF DEPOSIT              95,005,652      3.02
  MEDIUM TERM BONDS                          9,908,509      0.32
  VARIABLE RATE NOTES                      448,894,146     14.26
                                         -------------    ------
TOTAL SHORT TERM INVESTMENTS
 (Cost $3,129,779,482)                   3,129,384,100     99.44
                                         -------------    ------
   ROUNDING                                         73      0.00
                                         -------------    ------
TOTAL PORTFOLIO
 (Cost $3,129,779,482)                   3,129,384,173     99.44
   OTHER ASSETS & LIABILITIES, NET          17,470,267      0.56
                                         -------------    ------
NET ASSETS                              $3,146,854,440    100.00%
                                        ==============    ======

                              --------------------

      PAR
     VALUE                                                VALUE
     -----                                                -----

              SHORT TERM INVESTMENTS--99.44%
                BANK NOTES--6.23%
                 BANK OF BOSTON
16,200,000         5.690%,  04/30/96.............     $ 16,205,985
                 BANK OF NEW YORK
15,000,000         6.670%,  03/06/96.............       15,021,162
                 FCC NATIONAL BANK
25,000,000         5.740%,  03/27/96.............       25,001,964
                 FLEET BANK OF NEW YORK
20,000,000         5.780%,  02/01/96.............       20,000,056
                 HUNTINGTON NATIONAL BANK
25,000,000         5.750%,  05/02/96.............       25,014,154
                 NATIONSBANK OF GEORGIA
19,720,000         5.650%,  06/05/96.............       19,729,869
25,000,000         5.650%,  06/10/96.............       25,012,702
                 NATIONSBANK OF TEXAS
50,000,000         5.720%,  03/11/96.............       50,001,375
                                                      ------------
                                                       195,987,267
                                                      ------------
                BANKERS ACCEPTANCES--2.16%
                 BANK OF MONTREAL
 5,000,000         5.480%,  03/11/96.............       4,945,758
                 CORESTATES BANK N.A./
                  PHILADELPHIA NATIONAL BANK
 5,000,000         5.510%,  05/06/96.............        4,905,668
                 FLEET BANK OF NEW YORK
20,000,000         5.800%,  02/09/96.............       19,998,662
                 NATIONSBANK OF GEORGIA
28,900,000         5.500%,  05/06/96.............       28,354,794
                 NATIONSBANK OF TEXAS
10,000,000         5.530%,  03/15/96.............        9,886,486
                                                       -----------
                                                        68,091,368
                                                       -----------
                CERTIFICATES OF DEPOSIT--11.76%
                 ABN AMRO BANK NV
 6,900,000         5.600%,  01/08/96.............        6,899,647
40,000,000         5.630%,  01/11/96.............       39,997,504
                 BANK OF MONTREAL
 5,160,000         5.800%,  01/22/96.............        5,160,128

                 BANK OF NOVA SCOTIA
25,000,000         5.750%,  03/15/96.............       25,009,839
                 CANADIAN IMPERIAL BANK OF COMMERCE
 5,000,000         6.800%,  03/08/96.............        5,009,205
                 DEUTSCHE BANK
25,000,000         5.780%,  01/31/96.............       25,000,872
25,000,000         5.750%,  03/25/96.............       25,011,397
                 DRESDNER BANK
25,000,000         5.740%,  01/12/96.............       24,999,971
                 FIRST ALABAMA BANK
25,000,000         5.650%,  05/06/96.............       25,014,477
                 MELLON BANK, N.A.
25,000,000         5.700%,  03/04/96.............       25,006,600
10,000,000         5.700%,  03/08/96.............       10,002,736
                 NATIONAL WESTMINSTER BANK PLC
15,000,000         5.700%,  02/16/96.............       14,999,546
                 NATIONSBANK OF FLORIDA
25,000,000         5.600%,  05/14/96.............       25,011,600
25,000,000         5.600%,  05/20/96.............       25,012,427
                 RABOBANK
20,000,000         5.680%,  05/3/96.............        20,013,162
                 ROYAL BANK OF CANADA
25,000,000         5.650%,  03/15/96.............       25,003,164
                 SOCIETE GENERALE
13,000,000         5.750%,  02/15/96.............       13,000,475
                 WESTDEUTSCHE LANDESBANK
30,000,000         5.700%,  02/06/96.............       29,998,547
                                                       -----------
                                                       370,151,297
                                                       -----------
                COMMERCIAL PAPER--61.69%
                 AIR PRODUCTS & CHEMICALS, INC
10,000,000         5.570%,  03/22/96.............        9,871,961
                 AMERICAN EXPRESS CREDIT CORP
23,000,000         5.490%,  03/25/96.............       22,694,635
32,015,000         5.610%,  04/26/96.............       31,443,985
 6,700,000         5.540%,  05/23/96.............        6,552,886
17,324,000         5.560%,  05/23/96.............       16,943,632
                 AMERICAN HOME PRODUCTS CORP
13,221,000         5.710%,  01/11/96.............       13,199,225
11,000,000       # 5.690%,  02/05/96.............       10,937,264
25,000,000         5.760%,  02/12/96.............       24,832,000
25,000,000         5.700%,  02/13/96.............       24,829,791
25,000,000       # 5.600%,  02/13/96.............       24,832,777
                 AT&T CORP
 8,925,000         5.590%,  03/26/96.............        8,805,161
25,000,000         5.540%,  03/28/96.............       24,656,444
 6,000,000         5.470%,  05/3/96 .............        5,886,533
                 ASSET SECURITIZATION COOPERATIVE CORP
25,000,000       # 5.690%,  01/16/96.............       24,938,152
30,500,000       # 5.650%,  02/09/96.............       30,306,661
14,000,000         5.650%,  02/14/96.............       13,900,493
                 ASSOCIATES CORP OF NORTH AMERICA
25,000,000         5.700%,  01/19/96.............       24,925,724
 6,382,000         5.680%,  01/26/96.............        6,356,826
25,000,000         5.660%,  02/22/96.............       24,791,458
35,000,000         5.530%,  03/01/96.............       34,660,402
                 B.B.V. FINANCE, INC (DELAWARE)
25,000,000         5.690%,  01/29/96.............       24,884,946
 7,500,000         5.680%,  02/05/96.............        7,457,226
                 BENEFICIAL CORP
 6,758,000         5.530%,  03/18/96.............        6,675,676
34,705,000         5.450%,  03/19/96.............       34,276,663

                       See notes to financial statements.

      PAR
     VALUE                                                VALUE
     -----                                                -----
                COMMERCIAL PAPER--(Continued)
                 BETA FINANCE, INC
10,000,000       # 5.660%,  02/26/96.............     $  9,909,697
                 CHEMICAL BANKING CORP
25,000,000         5.610%,  03/14/96.............       24,711,181
                 CIESCO LP
 4,597,000         5.700%,  01/19/96.............        4,583,342
10,000,000       # 5.650%,  02/07/96.............        9,939,917
15,000,000         5.650%,  02/12/96.............       14,898,765
20,000,000       # 5.650%,  02/15/96.............       19,854,587
                 CIT GROUP HOLDINGS, INC
15,333,000         5.760%,  01/24/96.............       15,276,574
21,900,000         5.690%,  02/09/96.............       21,761,260
 6,532,000         5.670%,  02/23/96.............        6,476,464
25,000,000         5.550%,  03/22/96.............       24,679,875
                 COCA-COLA ENTERPRISES, INC
15,000,000       # 5.680%,  02/21/96.............       14,877,288
                 COMMERCIAL CREDIT CO
25,000,000         5.750%,  02/01/96.............       24,876,215
                 COMMERZBANK FINANCE, INC (U.S.)
25,000,000         5.660%,  02/08/96.............       24,850,638
                 COOPER INDUSTRIES, INC
23,690,000         6.000%,  01/02/96.............       23,686,051
                 CORPORATE ASSET FUNDING CORP
18,315,000         5.670%,  01/16/96.............       18,269,690
11,600,000       # 5.700%,  02/05/96.............       11,535,716
20,000,000       # 5.650%,  02/08/96.............       19,876,552
                 DUPONT (E.I.) DE NEMOURS & CO
25,000,000       # 5.680%,  01/18/96.............       24,929,874
                 ELI LILLY & CO
25,000,000       # 5.500%,  03/06/96.............       24,737,528
                 FIRST UNION CORP
 5,000,000         5.630%,  02/09/96.............        4,968,313
25,000,000         5.660%,  02/12/96.............       24,831,275
                 FORD MOTOR CREDIT CO
36,830,000         5.730%,  01/18/96.............       36,730,344
18,900,000         5.670%,  01/26/96.............       18,823,514
29,670,000         5.620%,  02/13/96.............       29,464,630
14,600,000         5.660%,  02/22/96.............       14,478,211
                 GENERAL ELECTRIC CAPITAL CORP
25,000,000         5.760%,  01/31/96.............       24,880,000
 6,650,000         5.660%,  02/05/96.............        6,613,406
 6,100,000         5.680%,  02/09/96.............        6,062,464
18,780,000         5.670%,  02/12/96.............       18,653,254
25,000,000         5.670%,  02/12/96.............       24,831,275
 5,000,000         5.380%,  07/26/96.............        4,842,822
                 GENERAL MOTORS ACCEPTANCE CORP
35,000,000         5.700%,  02/23/96.............       34,702,478
                 GENERAL SIGNAL CORP
 1,475,000       # 5.850%,  01/08/96.............        1,473,322
                 GOLDMAN SACHS GROUP LP
 8,300,000         5.600%,  03/06/96.............        8,212,905
25,000,000         5.600%,  03/06/96.............       24,737,667
11,421,000         5.620%,  03/06/96.............       11,301,168
 6,000,000         5.600%,  03/14/96.............        5,930,680
24,000,000         5.570%,  04/04/96.............       23,652,406
25,000,000         5.590%,  04/09/96.............       24,618,888
                 GTE CORP
25,890,000         5.840%,  02/15/96.............       25,701,002
                 HEWLETT PACKARD CO
25,000,000         5.630%,  02/15/96.............       24,818,224
                 HOUSEHOLD FINANCE CORP
12,075,000         5.700%,  02/05/96.............       12,006,133
                 IBM CREDIT CORP
19,675,000         5.520%,  03/29/96.............       19,407,993
                 JOHN DEERE CAPITAL CORP
12,055,000         5.450%,  03/22/96.............       11,900,569
                 MCI COMMUNICATIONS CORP
12,500,000         5.650%,  02/14/96.............       12,411,154
20,000,000         5.650%,  02/15/96.............       19,854,587
11,000,000         5.640%,  02/15/96.............       10,920,020
10,000,000         5.650%,  02/23/96.............        9,914,969
11,800,000       # 5.510%,  03/25/96.............       11,643,348
                 MCKENNA TRIANGLE NATIONAL CORP
11,000,000       # 5.720%,  01/25/96.............       10,957,278
12,000,000         5.670%,  02/02/96.............       11,937,168
25,000,000       # 5.640%,  02/08/96.............       24,845,686
20,000,000       # 5.650%,  02/09/96.............       19,873,268
20,000,000       # 5.570%,  03/12/96.............       19,771,032
                 MORGAN STANLEY GROUP, INC
 8,428,000         6.000%,  01/3/96 .............        8,425,190
                 NATIONSBANK CORP
30,000,000         5.690%,  02/20/96.............       29,759,812
 6,905,000         5.590%,  03/08/96.............        6,830,345
13,720,000         5.450%,  03/29/96.............       13,533,754
                 NATIONAL RURAL UTILITIES
                  COOPERATIVE FINANCE
25,000,000         5.600%,  02/26/96.............       24,774,243
28,300,000         5.580%,  03/08/96.............       27,994,014
15,000,000         5.570%,  03/25/96.............       14,800,916
                 PACIFICORP
10,000,000         5.550%,  03/12/96.............        9,885,505
                 PENNEY (J.C.) FUNDING CORP
25,000,000         5.650%,  02/15/96.............       24,818,234
                 PHH CORP
20,000,000         5.820%,  01/31/96.............       19,902,999
                 PROCTOR & GAMBLE
22,000,000         5.450%,  03/12/96.............       21,747,989
                 PROVINCE OF ONTARIO
25,000,000         5.355%,  05/24/96.............       24,446,797
                 ST. PAUL COS
10,832,000         5.680%,  01/31/96.............       10,778,864
                 SEARS ROEBUCK ACCEPTANCE CORP
15,211,000         5.710%,  01/31/96.............       15,136,383
24,000,000         5.620%,  03/08/96.............       23,740,560
                 SMITH BARNEY, INC
25,000,000         5.620%,  02/09/96.............       24,847,791
25,000,000         5.660%,  02/23/96.............       24,791,680
                 SOUTHERN CALIFORNIA GAS CO
15,698,000         5.600%,  02/09/96.............       15,602,765
                 SWEDISH EXPORT CREDIT CORP
 1,000,000         5.450%,  03/22/96.............          987,189
50,000,000         5.450%,  03/22/96.............       49,359,473
                 TORONTO DOMINION HOLDINGS (U.S.)
25,000,000         5.640%,  02/21/96.............       24,795,481
20,000,000         5.550%,  03/05/96.............       19,793,254
                 WHIRLPOOL FINANCE
15,000,000         5.790%,  01/31/96.............       14,926,419
 9,000,000         5.770%,  02/23/96.............        8,923,525
                 XEROX CORP
12,500,000         5.680%,  01/23/96.............       12,454,624
25,000,000         5.700%,  02/09/96.............       24,845,624
13,335,000         5.650%,  02/07/96.............       13,254,879
22,575,000         5.450%,  03/18/96.............       22,299,898
14,090,000         5.530%,  06/21/96.............       13,724,466
                                                     -------------
                                                     1,941,345,861
                                                     -------------
                EURO CERTIFICATES OF DEPOSIT--3.02%
                 BANCO BILBOA VIZCAYA, S.A.
10,000,000         5.770%,  03/28/96.............       10,004,641
                 HARRIS TRUST & SAVINGS BANK
25,000,000         5.760%,  01/31/96.............       24,999,853

                       See notes to financial statements.

     PAR
    VALUE                                                  VALUE
    -----                                                  -----
                EURO CERTIFICATES OF DEPOSIT
                 --(Continued)
                 NATIONAL WESTMINSTER BANK PLC
25,000,000         5.760%,  02/01/96.............    $  24,998,540
                 NATIONAL WESTMINSTER BANK (U.S.)
10,000,000         5.750%,  02/28/96.............       10,002,195
                 WESTDEUTSCHE LANDESBANK
25,000,000         5.770%,  02/01/96.............       25,000,423
                                                     -------------
                                                        95,005,652
                                                     -------------
                MEDIUM TERM BONDS--0.32%
                 FLORIDA POWER & LIGHT CO
10,000,000         4.900%,  06/04/96.............        9,908,509
                                                     -------------
                VARIABLE RATE NOTES--14.26%
                 AMERICAN EXPRESS CENTURION BANK
15,000,000         5.740%,  01/17/96.............       15,000,000
25,000,000         5.899%,  10/15/96.............       25,000,000
 5,000,000         5.650%,  10/18/96.............        5,000,000
10,000,000         5.655%,  10/23/96.............       10,000,000
15,000,000         5.907%,  11/07/96.............       15,000,000
20,000,000         5.650%,  11/08/96.............       20,000,000
                 BANC ONE, MILWAUKEE, N.A.
12,000,000         5.590%,  09/05/96.............       12,000,000
13,000,000         5.590%,  09/05/96.............       13,000,000
                 BANK OF BOSTON
 8,000,000         5.630%,  11/13/96.............        8,000,000
                 BENEFICIAL CORP
25,000,000         5.260%,  02/01/96.............       24,993,541
                 BENEFICIAL CORP
25,000,000         5.857%,  12/02/96.............       24,997,506
                 CATERPILLAR FINANCIAL SERVICES CORP
10,000,000         5.870%,  06/12/96.............       10,000,000
                 CORESTATES BANK N.A./
                  PHILADELPHIA NATIONAL BANK
33,000,000         5.778%,  04/02/96.............       33,000,000
 7,000,000         5.849%,  06/07/96.............        7,000,000
                 FCC NATIONAL BANK
10,000,000         5.300%,  03/08/96.............        9,994,000
                 FIRST UNION NATIONAL BANK, CHARLOTTE
10,000,000         5.430%,  09/16/96.............       10,000,000
20,000,000         5.430%,  09/16/96.............       20,000,000
                 GENERAL MOTORS ACCEPTANCE CORP
15,000,000         5.930%,  11/15/96.............       15,000,000
                 HUNTINGTON NATIONAL BANK
25,000,000         5.605%,  12/02/96.............       25,000,000
                 MORGAN (J.P.) & CO
13,000,000         5.630%,  03/08/96.............       13,000,000
                 PHH CORP
25,000,000         5.250%,  02/08/96.............       24,990,500
                 PNC BANK, N.A.
25,000,000         5.230%,  02/27/96.............       24,978,625
25,000,000         5.580%,  10/04/96.............       25,000,000
                 SOCIETY NATIONAL BANK, CLEVELAND
50,000,000         5.200%,  04/24/96.............       49,940,000
                 WACHOVIA BANK OF NORTH CAROLINA
 8,000,000         5.750%,  01/16/96.............        7,999,974
                                                      ------------
                                                       448,894,146
                                                      ------------


              TOTAL SHORT TERM INVESTMENTS
               (Cost $3,129,779,482).............    3,129,384,100
                                                     -------------
                 ROUNDING........................               73
                                                     -------------
              TOTAL PORTFOLIO
               (Cost $3,129,779,482).............   $3,129,384,173
                                                    ==============


-------------
# RESTRICTED
                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
                  STATEMENT OF INVESTMENTS--BOND MARKET ACCOUNT
                                DECEMBER 31, 1995


                                    SUMMARY

                                                  VALUE           %
                                                  -----        ------

BONDS
CORPORATE BONDS
 AEROSPACE ................................... $  3,493,200     0.42%
 AUTOMOTIVE & RELATED ........................    9,203,910     1.10
 BANKS .......................................   34,595,477     4.15
 BROADCASTERS ................................    6,425,910     0.77
 ELECTRICAL EQUIPMENT ........................    2,983,350     0.36
 FINANCIAL--MISCELLANEOUS ....................   27,646,110     3.32
 FOODS .......................................   11,514,230     1.38
 HEALTHCARE--HOSPITAL SUPPLY .................    3,150,000     0.38
 INSURANCE--LIFE .............................    3,002,190     0.36
 PAPER .......................................    8,270,260     0.99
 PROPERTY--REAL ESTATE .......................    2,184,600     0.26
 PUBLISHING--NEWSPAPER .......................    5,113,750     0.61
 RAILROAD ....................................    3,013,080     0.36
 RESTAURANTS & HOTELS ........................    4,394,440     0.53
 RETAIL--GENERAL MERCHANDISE .................    4,480,560     0.54
 TRUCKERS & SHIPPING .........................    5,144,750     0.62
 UTILITIES--ELECTRIC .........................   17,668,515     2.12
 UTILITIES--GAS & PIPELINE ...................    5,291,500     0.64
 UTILITIES--TELEPHONE ........................   12,094,110     1.45
                                               ------------   ------
TOTAL CORPORATE BONDS
  (COST $ 163,813,745) .....................    169,669,942    20.36
                                               ------------   ------
 GOVERNMENT BONDS
   AGENCY SECURITIES .......................     33,004,490     3.96
   FOREIGN GOVERNMENT BONDS ................     12,320,778     1.48
   MORTGAGE BACKED SECURITIES ..............    220,067,382    26.40
   U.S. TREASURY SECURITIES ................    384,657,750    46.16
                                              -------------   ------
 TOTAL GOVERNMENT BONDS
  (COST $ 625,961,004) .....................    650,050,400    78.00
                                              -------------   ------
TOTAL BONDS
 (COST $ 789,774,749) ......................    819,720,342    98.36
                                              -------------   ------
SHORT TERM INVESTMENTS
  COMMERCIAL PAPER .........................     15,483,837     1.86
                                              -------------   ------
TOTAL SHORT TERM INVESTMENTS
 (COST $ 15,485,779) .......................     15,483,837     1.86
                                              -------------   ------
   ROUNDING ................................             41     0.00
                                              -------------   ------
TOTAL PORTFOLIO
 (COST $ 805,260,528) ......................    835,204,220   100.22
   OTHER ASSETS & LIABILITIES, NET .........     (1,819,396)   (0.22)
                                              -------------   ------
NET ASSETS .................................  $ 833,384,824   100.00%
                                              =============   ======

                              --------------------

     PAR
    VALUE                                                 VALUE
   -------                                                ------

              BONDS--98.36%
               CORPORATE BONDS--20.36%
                AEROSPACE--0.42%
                 MCDONNELL DOUGLAS CORP NOTE
 3,000,000         9.250%,  04/01/02............. $    3,493,200
                                                      ----------
                AUTOMOTIVE & RELATED--1.10%
                 CHRYSLER FINANCIAL CORP NOTE
 2,000,000         6.000%,  04/15/96.............      2,000,560
                 FORD CREDIT AUTO LOAN MASTER
                  TRUST SERIES 1992-2
                  (ASSET BACKED CERT)
 2,000,000         7.375%,  04/15/99.............    $ 2,045,620
                 FORD MOTOR CREDIT CO NOTE
 3,000,000         6.850%,  08/15/00.............      3,114,090
                 GENERAL MOTORS CORP NOTE
 2,000,000         7.625%, 02/15/97..............      2,043,640
                                                      ----------
                                                       9,203,910
                                                      ----------
                BANKS--4.15%
                 ABBEY NATIONAL PLC (SUBORDINATED NOTE)
 3,000,000         6.690%,  10/17/05.............      3,113,490
                 ABN AMRO BANK NV (SUBORDINATED NOTE)
 3,000,000         7.250%,  05/31/05.............      3,220,740
                 ASIAN DEVELOPMENT BANK (GLOBAL BOND)
 5,000,000         6.125%,  03/09/04.............      5,022,000
                 ASSOCIATES CORP (SR NOTE)
 3,000,000         6.250%,  09/15/00 ............      3,046,890
                 FIRST CHICAGO MASTER TRUST II SERIES
                  1992-E (ASSET BACKED CERT)
 2,000,000         6.250%,  08/15/99 ............      2,021,240
                 MORGAN (J .P.) & CO, INC
                  (SUBORDINATED NOTE)
 3,500,000         6.250%,  12/15/05.............      3,520,488
                 NATIONSBANK AUTO GRANTOR TRUST
                  SERIES 1995-A (ASSET BACKED CERT)
 2,892,825         5.850%,  06/15/02.............      2,904,109
                 NATIONSBANK CORP (SUBORDINATED NOTE)
 3,000,000         7.250%,  10/15/25.............      3,113,040
                 PNC FUNDING CORP (SUBORDINATED CV DEB)
 5,000,000         7.875%,  04/15/05.............      5,515,100
                 SWISS BANK CORP (SUBORDINATED DEB)
 3,000,000         7.000%,  10/15/15.............      3,118,380
                                                      ----------
                                                      34,595,477
                                                      ----------
                BROADCASTERS--0.77%
                 CABLEVISION INDUSTRIES CORP (SR NOTE)
 3,000,000         10.750%,  01/30/02............      3,240,000
                 VIACOM, INC (SR NOTE)
 3,000,000         7.750%,  06/01/05.............      3,185,910
                                                      ----------
                                                       6,425,910
                                                      ----------

                       See notes to financial statements.

    PAR
    VALUE                                                  VALUE
    -----                                                  -----
                ELECTRICAL EQUIPMENT--0.36%
                 DIGITAL EQUIPMENT CORP DEB
 3,000,000         7.750%,  04/01/23.............    $ 2,983,350
                                                      ----------
                FINANCIAL--MISCELLANEOUS--3.32%
                 AMERICAN EXPRESS MASTER TRUST
                  SERIES 1992-1 (ACCTS REC TRUST CERT)
 3,000,000         6.050%,  06/15/98.............      3,024,360
                 ARISTAR, INC (SR NOTE)
 3,000,000         7.750%,  06/15/01.............      3,239,040
                 BEAR STEARNS COS, INC NOTE
 2,000,000         6.750%,  04/15/03.............      2,052,520
                 CITICORP MORTGAGE SECURITIES, INC
                  SERIES 88-6 (CLASS A-3)
 1,116,182         7.250%,  11/01/11.............      1,107,810
                 DISCOVER CARD TRUST I SERIES 93-2
                  (CREDIT CARD PASS-THRU CERT)
 3,000,000         5.400%,  11/16/01.............      2,990,610
                 FINOVA CAPTIAL CORP NOTE
 5,000,000         6.625%,  09/15/01.............      5,143,600
                FINANCIAL--MISCELLANEOUS--3.32%
                 GENERAL MOTORS
                  ACCEPTANCE CORP NOTE
 5,000,000         6.625%,  10/01/02.............      5,137,200
                 MBNA MASTER CREDIT CARD TRUST
                  SERIES 1991-1 (ASSET BACKED CERT)
 2,000,000         7.750%,  10/15/98.............      2,030,620
                 PAINE WEBBER GROUP, INC (SR NOTE)
 3,000,000         6.500%,  11/01/05.............      2,920,350
                                                      ----------
                                                      27,646,110
                                                      ----------
                FOODS--1.38%
                 CARGILL, INC (SR NOTE)
 3,000,000         7.375%,  10/01/25.............      3,227,490
                 GRAND METROPOLITAN INVESTMENT CORP
                  (GUARANTEED NOTE)
 2,000,000         8.125%,  08/15/96.............      2,028,320
                 HERSHEY FOODS CORP NOTE
 3,000,000         6.700%,  10/01/05.............      3,136,110
                 NABISCO, INC DEB
 3,000,000         7.550%,  06/15/15.............      3,122,310
                                                      ----------
                                                      11,514,230
                                                      ----------
                HEALTHCARE--HOSPITAL SUPPLY--0.38%
                 TENET HEALTHCARE CORP (SR NOTE)
 3,000,000         8.625%,  12/01/03.............      3,150,000
                                                      ----------
                INSURANCE--LIFE--0.36%
                 HANCOCK (JOHN) MUTUAL LIFE
                  INSURANCE CO (SURPLUS NOTE)
 3,000,000         7.375%, 02/15/24..............      3,002,190
                                                      ----------
                PAPER--0.99%
                 GEORGIA PACIFIC CORP DEB
 2,000,000         8.625%,  04/30/25.............      2,201,680
 3,000,000         7.375%,  12/01/25.............      2,991,630
                 SMURFIT CAPITAL FUNDING PLC
                  (GUARANTEED NOTE)
 3,000,000         6.750%,  11/20/05.............      3,076,950
                                                      ----------
                                                       8,270,260
                                                      ----------

                PROPERTY--REAL ESTATE--0.26%
                 ROUSE CO NOTE
 2,000,000         8.500%,  01/15/03.............    $ 2,184,600
                                                      ----------
                PUBLISHING--NEWSPAPER--0.61%
                 NEWS AMERICA HOLDINGS, INC DEB
 5,000,000         7.600%,  10/11/15.............      5,113,750
                                                      ----------
                RAILROAD--0.36%
                 BURLINGTON NORTHERN SANTA FE
                  CORP NOTE
 3,000,000         6.375%,  12/15/05.............      3,013,080
                                                      ----------
                RESTAURANTS & HOTELS--0.53%
                 MARRIOTT INTERNATIONAL, INC NOTE
 4,000,000         7.875%,  04/15/05.............      4,394,440
                                                      ----------
                RETAIL--GENERAL MERCHANDISE--0.54%
                 WAL-MART STORES, INC NOTE
 4,000,000         8.625%,  04/01/01.............      4,480,560
                                                      ----------
                TRUCKERS & SHIPPING--0.62%
                 AMERICAN PRESIDENT COS LTD (SR NOTE)
 5,000,000         7.125%,  11/15/03.............      5,144,750
                                                      ----------
                UTILITIES--ELECTRIC--2.12%
                 COLUMBIA GAS SYSTEMS, INC DEB
 4,500,000         6.800%,  11/28/05.............      4,628,655
                 COMMONWEALTH EDISON CO
                  (FIRST MTGE BOND)
 3,000,000         7.625%,  04/15/13.............      3,112,350
                 HYDRO QUEBEC DEB
 3,000,000         8.000%, 02/01/13..............      3,331,740
                 TEXAS NEW MEXICO POWER CO
                  (SECURED DEB)
 3,000,000         12.500%,  01/15/99............      3,375,000
                 TEXAS UTILITIES ELECTRIC CO
                  (FIRST MTGE BOND)
 3,000,000         7.875%,  03/01/23.............      3,220,770
                                                      ----------
                                                      17,668,515
                                                      ----------

                UTILITIES--GAS & PIPELINE--0.64%
                 ENRON CORP NOTE
 5,000,000         7.125%,  05/15/07.............      5,291,500
                                                      ----------

                UTILITIES--TELEPHONE--1.45%
                 CENTURY TELEPHONE ENTERPRISES, INC
                  NOTE SERIES C
 3,000,000         6.550%,  12/01/05.............      3,060,090
                 CINCINNATI BELL, INC NOTE
 2,000,000         6.700%,  12/15/97.............      2,035,420
                 NORTHWESTERN BELL TELEPHONE CO NOTE
 1,000,000         9.500%,  05/01/00.............      1,139,330
                 SOUTHWESTERN BELL TELEPHONE CO DEB
 3,000,000         6.625%,  09/01/24............       2,916,210
                 U.S. WEST COMMUNICATIONS, INC DEB
 3,000,000         6.875%,  09/15/33............       2,943,060
                                                      ----------
                                                      12,094,110
                                                      ----------
              TOTAL CORPORATE BONDS
               (COST $ 163,813,745).............     169,669,942
                                                     -----------

                       See notes to financial statements.

      PAR
     VALUE                                                 VALUE
     -----                                                 -----
              GOVERNMENT BONDS--78.00%
               AGENCY SECURITIES--3.96%
                 FEDERAL NATIONAL
                  MORTGAGE ASSOCIATION (FNMA)
 5,000,000         5.640%,  11/23/98...............  $ 5,035,150
 5,000,000         6.670%,  09/05/00...............    5,083,600
 3,000,000         8.250%,  12/18/00...............    3,341,250
 5,000,000         6.240%,  01/28/04...............    5,008,700
 5,000,000         6.850%,  08/22/05...............    5,342,200
 5,000,000         6.850%,  09/12/05...............    5,127,350
                 TENNESSE VALLEY AUTHORITY
                  POWER BOND SERIES D
 4,000,000         6.000%,  11/01/00...............    4,066,240
                                                      ----------
                                                      33,004,490
                                                      ----------
               FOREIGN GOVERNMENT BONDS--1.48%
                 MALAYSIA GOVERNMENT BOND
 5,000,000         9.875%,  09/27/00...............    5,802,288
                 PROVINCE OF QUEBEC DEB
 3,000,000         7.500%,  07/15/23...............    3,144,960
                 REPUBLIC OF FINDLAND NOTE
 3,000,000         7.875%,  07/28/04...............    3,373,530
                                                      ----------
                                                      12,320,778
                                                      ----------
               MORTGAGE BACKED SECURITIES--26.40%
                 FEDERAL HOME LOAN
                  MORTGAGE CORP (FHLMC)
 4,930,434         5.500%,  09/01/00...............    4,893,455
   580,486         8.000%,  03/01/23...............      601,708
   690,260         8.000%,  04/01/23...............      717,870
 3,857,292         7.000%,  05/01/23...............    3,899,683
 4,900,000         6.500%,  12/01/25...............    4,846,394
                 FEDERAL NATIONAL
                   MORTGAGE ASSOCIATION (FNMA)
 5,029,283         7.500%,  08/01/01...............    5,147,119
 5,131,609         7.000%,  04/01/09...............    5,226,184
19,139,315         6.500%,  05/01/09...............   19,235,011
 3,765,331         8.000%,  03/01/10...............    3,904,158
   950,827         8.000%,  06/01/10...............      985,883
 4,989,735         7.500%,  11/01/10...............    5,131,593
 2,000,000         7.000%,  01/25/11...............    2,036,875
 1,960,890         9.000%,  02/01/25...............    2,065,052
   981,343         9.000%,  03/01/25...............    1,033,471
 1,961,546         9.000%,  03/01/25...............    2,065,743
 5,423,864         8.500%,  05/01/25...............    5,661,158
 6,591,296         8.000%,  06/01/25...............    6,826,077
 1,000,372         8.000%,  07/01/25...............    1,036,005
12,911,858         7.000%,  08/01/25...............   13,016,702
 6,564,340         8.500%,  08/01/25...............    6,851,529
   983,137         6.500%,  09/01/25...............      971,457
   980,212         6.500%,  09/01/25...............      968,567
   980,000         7.000%,  10/01/25...............      987,957
   980,000         7.000%,  11/01/25...............      987,957
   980,001         7.000%,  11/01/25...............      987,958
   980,001         7.000%,  11/01/25...............      987,958
 4,900,000         6.500%,  12/01/25...............    4,841,812
   980,000         6.500%,  12/01/25...............      968,362
 1,980,000         8.000%,  12/01/25...............    2,050,527
   980,000         6.500%,  12/01/25...............      968,362
   980,001         7.000%,  12/01/25...............      987,958
 1,014,341         8.000%,  12/01/25...............    1,050,476
   980,000         8.000%,  12/01/25...............    1,014,907
   980,000         6.500%,  12/01/25...............      968,362
   980,000         8.000%,  01/01/26...............    1,014,912
10,000,000         7.500%,  01/25/26...............   10,243,750
                 GOVERNMENT NATIONAL
                  MORTGAGE ASSOCIATION (GNMA)
   862,760         8.500%,  10/15/09...............      905,898
   807,552         8.500%,  12/15/09...............      847,929
   905,135         8.500%,  12/15/09...............      950,391
   808,757         8.500%,  01/15/10...............      849,194
   846,766         8.500%,  01/15/10...............      889,104
   332,997         9.000%,  06/15/16...............      355,783
   325,854         9.000%,  08/15/16...............      348,152
   325,651         9.000%,  09/15/16...............      347,935
   330,874         9.000%,  09/15/16...............      353,257
   312,815         9.000%,  09/15/16...............      334,220
   312,102         9.000%,  10/15/16...............      333,215
   319,246         9.000%,  11/15/16...............      341,092
   520,985         9.000%,  12/15/16...............      556,229
   316,291         9.000%,  12/15/16...............      337,688
   295,110         9.000%,  07/15/17...............      315,534
   326,317         9.000%,  06/15/20...............      347,628
 4,937,597         6.500%,  01/15/24...............    4,897,454
20,021,342         7.000%,  02/15/24...............   20,258,995
 2,880,146         6.500%,  03/15/24...............    2,856,730
 4,686,926         8.000%,  06/15/24...............    4,883,167
   834,224         8.500%,  11/15/24...............      875,935
 1,419,764         9.000%,  01/15/25...............    1,504,055
 1,648,860         9.000%,  01/15/25...............    1,746,752
 1,618,876         9.000%,  01/15/25...............    1,714,988
 1,740,257         9.000%,  01/15/25...............    1,843,576
 1,455,235         9.000%,  01/15/25...............    1,541,632
 2,313,348         9.000%,  01/15/25...............    2,450,691
 1,279,194         9.000%,  01/15/25...............    1,355,139
   890,557         8.500%,  04/15/25...............      935,084
   427,950         8.500%,  05/15/25...............      449,347
 1,848,073         8.500%,  06/15/25...............    1,940,476
   941,833         8.500%,  06/15/25...............      988,924
   975,714         8.500%,  06/15/25...............    1,024,499
 2,027,132         8.000%,  06/15/25...............    2,112,008
   887,060         8.500%,  06/15/25...............      931,413
   975,865         8.500%,  06/15/25...............    1,024,658
   919,498         8.500%,  06/15/25...............      965,472
 3,026,391         8.000%,  08/15/25...............    3,153,105
23,000,000         7.500%,  12/15/25...............   23,646,875
 1,960,000         7.000%,  12/15/25...............    1,982,662
                 RESOLUTION TRUST CORP SERIES 1992-8
                  (CLASS A-2) (MTGE PASS-THRU CERT)
 1,379,176         8.250%,  12/25/26...............    1,387,544
                                                    ------------
                                                     220,067,382
                                                    ------------
                      See notes to financial statements.

      PAR
     VALUE                                                 VALUE
     -----                                                 -----
                U.S. TREASURY SECURITIES--46.16%
                 U.S. TREASURY BONDS
21,000,000       * 7.250%,  05/15/16............... $ 23,979,270
10,000,000         8.000%,  11/15/21...............   12,512,500
12,500,000         7.125%,  02/15/23...............   14,293,000
30,000,000         7.625%,  02/15/25...............   36,684,300
                 U.S. TREASURY NOTES
15,000,000         6.875%,  03/31/97...............   15,295,350
26,000,000         8.500%,  05/15/97...............   27,113,060
 9,000,000         6.125%,  05/31/97...............    9,109,710
15,000,000         8.875%,  11/15/97...............   15,965,550
19,000,000         6.125%,  05/15/98...............   19,380,000
22,000,000         8.250%,  07/15/98...............   23,546,820
26,000,000       * 8.875%,  02/15/99...............   28,665,000
25,000,000         7.750%,  11/30/99...............   27,089,750
13,000,000         7.750%,  01/31/00...............   14,121,250
25,000,000         8.750%,  08/15/00...............   28,394,500
23,000,000         7.500%,  11/15/01...............   25,332,430
37,000,000         5.750%,  08/15/03...............   37,445,110
14,000,000         7.250%,  05/15/04...............   15,540,000
 5,000,000         7.250%,  08/15/04...............    5,560,150
 4,000,000         7.875%,  11/15/04...............    4,630,000
                                                    ------------
                                                     384,657,750
                                                    ------------
               TOTAL GOVERNMENT BONDS
               (COST $625,961,004).................  650,050,400
                                                    ------------
              TOTAL BONDS
               (COST $789,774,749).................  819,720,342
                                                    ------------
              SHORT TERM INVESTMENTS--1.86%
               COMMERCIAL PAPER--1.86%
                 COOPER INDUSTRIES, INC
10,500,000         5.900%, 01/02/96................   10,497,071
                 HAWAIIAN ELECTRIC INDUSTRIES, INC
 5,000,000         6.000%, 01/16/96...............     4,986,766
                                                    ------------
                                                      15,483,837
                                                    ------------
              TOTAL SHORT TERM INVESTMENTS
               (COST $15,485,779) ................    15,483,837
                                                    ------------
                 ROUNDING.........................            41
                                                    ------------
              TOTAL PORTFOLIO
               (COST $805,260,528) ...............  $835,204,220
                                                    ============

-------------
* ALL OR A PORTION OF THIS  SECURITY HAS BEEN SEGREGATED BY THE
  CUSTODIAN TO COVER SECURITIES PURCHASED ON A DELAYED DELIVERY
  BASIS.


                      See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
                 STATEMENT OF INVESTMENTS--SOCIAL CHOICE ACCOUNT
                                DECEMBER 31, 1995

                                     SUMMARY


                                                VALUE        %
                                                -----     ------
BONDS
 CORPORATE BONDS
  AIR TRANSPORTATION..................        $ 2,949,109    0.25%
  BANKS...............................          24,280,359    2.09
  BROADCASTERS........................           5,411,677    0.46
  BUSINESS SERVICES...................           1,111,330    0.10
  CONGLOMERATES.......................           1,992,840    0.17
  FINANCIAL--MISCELLANEOUS............          12,474,056    1.07
  FOODS...............................           9,970,360    0.86
  HEALTHCARE--HOSPITAL SUPPLY.........           2,225,000    0.19
  PETROLEUM--EXPLORATION & PRODUCTION.           3,135,930    0.27
  PROPERTY--REAL ESTATE...............           3,276,900    0.28
  RETAIL--FOOD........................           2,180,000    0.19
  RETAIL--GENERAL MERCHANDISE.........           9,464,960    0.81
  UTILITIES--ELECTRIC.................          18,468,400    1.59
  UTILITIES--TELEPHONE................          10,272,257    0.88
                                              ------------  ------
 TOTAL CORPORATE BONDS
  (COST $ 102,306,586).................        107,213,178    9.21
                                              ------------  ------
 GOVERNMENT BONDS
  AGENCY SECURITIES.....................        13,327,860    1.15
  MORTGAGE BACKED SECURITIES............       115,591,562    9.93
  U.S. TREASURY SECURITIES..............       202,402,340   17.38
                                              ------------  ------
 TOTAL GOVERNMENT BONDS
  (COST $ 318,793,764)...................      331,321,762   28.46
                                              ------------  ------
TOTAL BONDS
 (COST $ 421,100,350).....................     438,534,940   37.67
                                              ------------  ------
COMMON STOCK
  AIR TRANSPORTATION......................       8,099,024    0.69
  AUTOMOTIVE & RELATED....................      10,099,150    0.87
  BANKS...................................      53,519,511    4.60
  BEVERAGES...............................      24,928,462    2.14
  BROADCASTERS............................      13,956,538    1.20
  BUSINESS SERVICES.......................       3,302,768    0.28
  CHEMICALS--MAJOR........................       4,996,675    0.43
  CHEMICALS--SPECIALTY....................      13,441,361    1.15
  COMMUNICATION EQUIPMENT & SERVICES......       6,829,341    0.59
  COMPUTER SERVICE........................      17,931,730    1.54
  CONGLOMERATES...........................      15,213,450    1.31
  COSMETICS...............................       9,732,787    0.84
  ELECTRICAL EQUIPMENT....................       2,401,168    0.21
  ELECTRICAL EQUIPMENT--
   COMPONENTS DIVERSIFIED.................      17,522,706    1.50
  ELECTRICAL EQUIPMENT--INSTRUMENTS.......       1,716,750    0.15
  FINANCIAL--MISCELLANEOUS................      31,848,127    2.73
  FOODS...................................      39,264,193    3.37
  HEALTHCARE--DRUGS.......................      42,232,747    3.63
  HEALTHCARE--HOSPITAL SUPPLY.............      21,322,750    1.83
  HEALTHCARE--OTHER.......................       4,217,212    0.36
  HEALTHCARE--SERVICE.....................       5,421,278    0.46
  HOUSEHOLD--DURABLE GOODS................       5,068,275    0.43
  HOUSEHOLD--PRODUCTS.....................      21,997,662    1.89
  INSURANCE--MULTI-LINE,
   PROPERTY & CASUALTY....................      30,944,258    2.66
  LEISURE TIME............................      10,489,464    0.90
  MACHINERY...............................      11,736,272    1.01
  METALS--ALUMINIUM.......................       2,701,125    0.23
  METALS--GOLD............................       3,388,937    0.29
  METALS--STEEL...........................       8,569,339    0.74
  OFFICE EQUIPMENT........................      33,137,662    2.85
  PAPER...................................      13,438,087    1.15
  PETROLEUM--
   EXPLORATION & PRODUCTION...............      17,887,061    1.54
  PETROLEUM--SERVICE......................      18,541,609    1.59
  PROPERTY--REAL ESTATE...................       4,130,600    0.35
  PUBLISHING--NEWSPAPER...................      10,247,576    0.88
  PUBLISHING--OTHER.......................      10,590,782    0.91
  RAILROAD................................      11,144,250    0.96
  RESTAURANTS & HOTELS....................      13,360,887    1.15
  RETAIL--FOOD............................       3,607,862    0.31
  RETAIL--GENERAL MERCHANDISE.............      23,743,548    2.04
  TEXTILE & APPAREL.......................       4,657,725    0.40
  TRUCKERS & SHIPPING.....................       3,037,262    0.26
  UTILITIES--ELECTRIC.....................      20,138,812    1.73
  UTILITIES--GAS & PIPELINE...............      18,948,649    1.63
  UTILITIES--TELEPHONE....................      66,444,627    5.71
                                            --------------  ------
TOTAL COMMON STOCK
 (COST $ 523,572,512).....................     715,950,059   61.49
                                            --------------  ------
SHORT TERM INVESTMENTS
   COMMERCIAL PAPER.......................      20,055,401    1.72
                                            --------------  ------
TOTAL SHORT TERM INVESTMENTS
 (Cost $ 20,059,566)......................      20,055,401    1.72
                                            --------------  ------
   ROUNDING...............................              74    0.00
                                            --------------  ------
TOTAL PORTFOLIO
 (COST $ 964,732,428).....................   1,174,540,474  100.88
   OTHER ASSETS & LIABILITIES, NET........     (10,221,575)  (0.88)
                                            --------------  ------
NET ASSETS...............................   $1,164,318,899  100.00%
                                            ==============  ======


                      See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
                 STATEMENT OF INVESTMENTS--SOCIAL CHOICE ACCOUNT
                                DECEMBER 31, 1995


      PAR
     VALUE                                                 VALUE
     -----                                                 -----

              BONDS--37.67%
               CORPORATE BONDS--9.21%
                AIR TRANSPORTATION--0.25%
                 DELTA AIRLINES, INC SERIES 1992-B1
                  (PASS-THRU CERT)
 2,700,081         8.270%,  09/23/07..................  $ 2,949,109
                                                        -----------
                BANKS--2.09%
                 BANK OF NEW YORK (SUBORDINATED NOTE)
 1,000,000         7.625%,  07/15/02..................    1,080,560
                 BANKAMERICA CORP (SUBORDINATED NOTE)
 2,000,000         9.750%,  07/01/00..................    2,280,460
                 FIRST CHICAGO MASTER TRUST II
                  SERIES 1992-E (ASSET BACKED CERT)
 4,000,000         6.250%,  08/15/99..................    4,042,480
                 FLEET FINANCIAL GROUP, INC NOTE
 3,000,000         7.625%,  12/01/99..................    3,167,670
                 GREAT WESTERN FINANCIAL CORP NOTE
 3,000,000         6.375%,  07/01/00..................    3,043,290
                 MORGAN (J.P.) & CO, INC
                  (SUBORDINATED NOTE)
 2,000,000         6.250%,  12/15/05..................    2,011,707
                 NATIONSBANK CORP (SUBORDINATED NOTE)
 2,000,000         7.250%,  10/15/25..................    2,075,360
                 PNC FUNDING CORP (SUBORDINATED NOTE)
 2,000,000         6.875%,  03/01/03..................    2,066,080
                 U.S. BANCORP (SUBORDINATED NOTE)
 1,000,000         8.125%,  05/15/02..................    1,091,920
                 WELLS FARGO & CO (SUBORDINATED NOTE
 3,000,000         8.750%,  05/01/02..................    3,420,832
                                                        -----------
                                                         24,280,359
                                                        -----------
                BROADCASTERS--0.46%
                 VIACOM, INC NOTE
 2,000,000         6.750%,  01/15/03..................    2,017,180
                 VIACOM, INC (SR NOTE)
 3,000,000         7.750%,  06/01/05..................    3,185,910
                 VIACOM INTERNATIONAL, INC
                  (SUBORDINATED DEB)
   205,000         8.000%,  07/07/06..................      208,587
                                                        -----------
                                                          5,411,677
                                                        -----------
                BUSINESS SERVICES--0.10%
                 DELUXE CORP NOTE
 1,000,000         8.550%,  02/15/01..................    1,111,330
                                                        -----------
                CONGLOMERATES--0.17%
                 ALCO STANDARD CORP BOND
 2,000,000         6.750%,  12/01/25..................    1,992,840
                                                        -----------
                FINANCIAL--MISCELLANEOUS--1.07%
                 AMERICAN EXPRESS CREDIT CORP NOTE
 2,000,000         6.125%,  11/15/01..................    2,017,280
                 ARISTAR, INC SR NOTE
 1,000,000         7.750%,  06/15/01..................    1,079,680
                 DISCOVER CARD TRUST SERIES 1993-B
                  (PASS-THRU CERT)
 3,000,000         6.750%,  02/15/00..................    3,102,180
                 HOUSEHOLD INTERNATIONAL
                  NETHERLANDS BV SR NOTE
 3,000,000         5.250%,  10/15/98..................    2,958,510

                 MERRILL LYNCH & CO
                  (MEDIUM TERM NOTE)
 3,125,000         7.375%,  08/17/02..................     3,316,406
                                                        ------------
                                                          12,474,056
                                                        ------------
                FOODS--0.86%
                 CAMPBELL SOUP CO DEB
 1,000,000         8.875%,  05/01/21..................     1,281,260
                 CAMPBELL SOUP CO NOTE
 2,000,000         5.625%,  09/15/03..................     1,933,280
                 CONAGRA, INC (SUBORDINATED NOTE)
 1,000,000         9.750%,  03/01/21..................     1,301,660
                 HERSHEY FOODS CORP DEB
 1,000,000         8.800%,  02/15/21..................     1,272,680
                 HERSHEY FOODS CORP NOTE
 4,000,000         6.700%,  10/01/05..................     4,181,480
                                                        ------------
                                                           9,970,360
                                                        ------------
                HEALTHCARE--HOSPITAL SUPPLY--0.19%
                 TENET HEALTHCARE CORP
                  (SR SUBORDINATED NOTE)
 2,000,000         10.125%,  03/01/05.................     2,225,000
                                                        ------------
                PETROLEUM--EXPLORATION &
                 PRODUCTION--0.27%
                 LOUISIANA LAND & EXPLORATION CO DEB
 3,000,000         7.650%,  12/01/23..................     3,135,930
                                                        ------------
                PROPERTY--REAL ESTATE--0.28%
                 ROUSE CO NOTE
 3,000,000         8.500%,  01/15/03..................     3,276,900
                                                        ------------
                RETAIL--FOOD--0.19%
                 KROGER CO (SR SUBORDINATED NOTE)
 2,000,000         10.000%,  05/01/99.................     2,180,000
                                                        ------------
                RETAIL--GENERAL MERCHANDISE--0.81%
                 DILLIARD DEPARTMENT STORES, INC NOTE
 2,000,000         7.150%,  09/01/02..................     2,121,140
                 MAY DEPARTMENT STORES CO NOTE
 3,000,000         7.150%,  08/15/04..................     3,182,700
                 WAL-MART STORES, INC DEB
 2,000,000         7.250%,  06/01/13..................     2,140,120
                 WAL-MART STORES, INC NOTE
 2,000,000         6.125%,  10/01/99..................     2,021,000
                                                        ------------
                                                           9,464,960
                                                        ------------
                UTILITIES--ELECTRIC--1.59%
                 COLUMBIA GAS SYSTEMS, INC DEB
 3,000,000         6.800%,  11/28/05..................     3,085,770
                 IDAHO POWER CO (FIRST MTGE BOND)
 1,000,000         8.650%,  01/01/00..................     1,090,730
                 POTOMAC ELECTRIC POWER CO
                  (FIRST MTGE BOND)
 5,000,000         7.250%,  07/01/23..................     5,227,000
                 PUGET SOUND POWER & LIGHT CO
                  (MEDIUM TERM NOTE)
 5,000,000         8.060%,  06/19/06..................     5,689,900
                 TEXAS NEW MEXICO POWER CO
                  (SECURED DEB)
 3,000,000         12.500%,  01/15/99.................     3,375,000
                                                        ------------
                                                          18,468,400
                                                        ------------

                     See notes to financial statements.

      PAR
     VALUE                                                 VALUE
     -----                                                 -----
                UTILITIES--TELEPHONE--0.88%
                 NEW YORK TELEPHONE CO DEB
 3,000,000         7.250%,  02/15/24..................  $  3,083,817
                 PACIFIC NORTHWEST BELL
                  TELEPHONE CO NOTE
 1,500,000         7.500%,  12/01/96..................     1,525,725
                 SOUTHWESTERN BELL TELEPHONE CO NOTE
 3,000,000         6.250%,  10/15/02..................     3,067,140
                 U.S. WEST COMMUNICATIONS, INC NOTE
 2,500,000         6.625%,  09/15/05..................     2,595,575
                                                        ------------
                                                          10,272,257
                                                        ------------
              TOTAL CORPORATE BONDS
               (COST $102,306,586) ...................   107,213,178
                                                        ------------
              GOVERNMENT BONDS--28.46%
                AGENCY SECURITIES--1.15%
                 FEDERAL NATIONAL
                  MORTGAGE ASSOCIATION (FNMA)
 4,000,000         5.640%,  11/23/98..................     4,028,120
 3,000,000         6.670%,  09/05/00..................     3,050,160
 2,000,000         6.375%,  10/13/00..................     2,032,820
 1,000,000         8.250%,  12/18/00..................     1,113,750
 2,000,000         6.240%,  01/28/04..................     2,003,480
 1,000,000         7.400%,  07/01/04..................     1,099,530
                                                        ------------
                                                          13,327,860
                                                        ------------
                MORTGAGE BACKED SECURITIES--9.93%
                 FEDERAL HOME LOAN
                  MORTGAGE CORP (FHLMC)
   760,921         8.000%,  12/01/22..................       788,945
   484,321         8.000%,  01/01/23..................       502,158
   954,337         8.000%,  05/01/23..................       989,227
 1,543,828         7.000%,  05/01/23..................     1,560,794
   980,001         7.000%,  11/01/25..................       988,879
   980,000         7.000%,  12/01/25..................       988,575
   980,000         7.000%,  12/01/25..................       988,575
                 FEDERAL NATIONAL
                  MORTGAGE ASSOCIATION (FNMA)
 5,029,283         7.500%,  08/01/01..................     5,147,119
   924,867         8.000%,  12/01/09..................       958,966
   941,333         8.000%,  03/01/10..................       976,039
   989,318         8.000%,  04/01/10..................     1,025,794
   950,827         8.000%,  06/01/10..................       985,883
 5,000,000         7.000%,  01/25/11..................     5,092,187
 7,000,000         6.500%,  01/25/11..................     7,035,000
   980,001         8.000%,  09/01/24..................     1,014,908
 3,780,436         8.500%,  03/01/25..................     3,945,830
 4,554,716         9.000%,  04/01/25..................     4,796,662
   980,343         9.000%,  04/01/25..................     1,032,418
   981,567         9.000%,  04/01/25..................     1,033,707
   980,087         8.000%,  05/01/25..................     1,014,997
   980,763         9.000%,  06/01/25..................     1,032,861
   996,360         6.500%,  08/01/25..................       984,523
 3,768,348         8.000%,  09/01/25..................     3,902,576
 5,044,674         7.500%,  09/01/25..................     5,169,176
 1,019,022         7.000%,  10/01/25..................     1,027,296
 2,940,000         6.500%,  10/01/25..................     2,905,072
 3,920,000         6.500%,  10/01/25..................     3,873,430
 1,008,500         7.000%,  12/01/25..................     1,016,378
 1,001,550         7.000%,  12/01/25..................     1,009,374
   980,000         8.000%,  12/01/25..................     1,014,912
 1,004,925         7.000%,  12/01/25..................     1,012,775
 1,004,688         7.000%,  12/01/25..................     1,012,846
 1,020,000         7.000%,  12/01/25..................     1,027,968
   980,000         7.000%,  12/01/25..................       987,656
   992,434         7.000%,  12/01/25..................     1,000,187
   980,000         7.000%,  12/01/25..................       987,656
   980,000         6.500%,  12/01/25..................       968,362
   980,000         8.000%,  12/01/25..................     1,014,912
   980,000         7.000%,  12/01/25..................       987,957
                 GOVERNMENT NATIONAL
                  MORTGAGE ASSOCIATION (GNMA)
   909,031         8.500%,  09/15/09..................       954,482
   888,179         8.500%,  10/15/09..................       932,587
   949,823         8.500%,  12/15/09..................       997,314
   813,318         9.000%,  03/15/20..................       866,435
   270,468         9.000%,  08/15/20..................       288,132
 4,295,584         7.000%,  10/15/23..................     4,346,572
 2,697,644         7.000%,  11/15/23..................     2,729,665
 5,372,435         7.000%,  02/15/24..................     5,436,205
 1,965,897         8.000%,  06/15/24..................     2,048,209
   905,325         9.000%,  01/15/25..................       959,074
   579,382         9.000%,  01/15/25..................       613,779
 1,099,150         9.000%,  01/15/25..................     1,164,406
   948,324         8.500%,  05/15/25..................       995,740
   924,037         8.500%,  06/15/25..................       970,238
   883,969         8.500%,  06/15/25..................       928,167
   724,491         8.500%,  06/15/25..................       760,715
   939,600         8.500%,  06/15/25..................       986,580
 1,010,858         8.000%,  08/15/25..................     1,053,182
 1,008,796         8.000%,  08/15/25..................     1,051,034
   990,413         7.000%,  12/15/25..................     1,001,864
   980,000         7.000%,  12/15/25..................       991,331
 7,000,000         7.500%,  12/15/25..................     7,196,875
 1,004,769         7.000%,  12/15/25..................     1,016,386
 1,011,639         7.000%,  12/15/25..................     1,023,336
   980,000         7.000%,  12/15/25..................       991,331
 3,000,000         7.000%,  01/15/26..................     3,034,687
                 RESOLUTION TRUST CORP SERIES 1992-8
                  (CLASS A-2) (MTGE PASS-THRU CERT)
   447,938         8.250%,  12/25/26..................       450,656
                                                        ------------
                                                         115,591,562
                                                        ------------
                U.S. TREASURY SECURITIES--17.38%
                 U.S. TREASURY BONDS
 3,000,000         9.375%,  02/15/06..................     3,855,480
16,000,000         7.250%,  05/15/16..................    18,269,920
 4,000,000         7.625%,  11/15/22..................     4,831,880
 4,000,000         7.125%,  02/15/23..................     4,573,760
17,000,000         7.625%,  02/15/25..................    20,787,770
                 U.S. TREASURY NOTES
 4,000,000       * 6.500%,  11/30/96..................     4,042,480
16,000,000         8.000%,  01/15/97..................    16,437,440
 6,000,000       * 6.875%,  03/31/97..................     6,118,140
 6,000,000         7.375%,  11/15/97..................     6,226,860
12,000,000         7.250%,  02/15/98..................    12,478,080
 2,000,000         5.125%,  02/28/98..................     1,996,560
 4,000,000         5.125%,  03/31/98..................     3,993,120
 5,000,000         9.000%,  05/15/98..................     5,414,050
12,000,000         6.125%,  05/15/98..................    12,240,000
 3,000,000       * 6.750%,  05/31/99..................     3,133,590
14,000,000       * 6.875%,  07/31/99..................    14,700,000
15,000,000         7.750%,  11/30/99..................    16,253,850
 3,000,000         7.750%,  01/31/00..................     3,258,750
 3,000,000         8.500%,  02/15/00..................     3,343,110
 2,000,000         8.750%,  08/15/00..................     2,271,560
 3,000,000         7.750%,  02/15/01..................     3,312,660
 3,000,000         8.000%,  05/15/01..................     3,358,110
10,000,000       * 7.500%,  11/15/01..................    11,014,100
 4,000,000         5.750%,  08/15/03..................     4,048,120

                     See notes to financial statements.

      PAR
     VALUE                                                 VALUE
     -----                                                 -----
                U.S. TREASURY SECURITIES (CONTINUED)
 4,000,000         5.875%,  02/15/04..................  $  4,084,360
 5,000,000         7.250%,  05/15/04..................     5,550,000
 3,000,000         7.250%,  08/15/04..................     3,336,090
 3,000,000         7.875%,  11/15/04..................     3,472,500
                                                        ------------
                                                         202,402,340
                                                        ------------
               TOTAL GOVERNMENT BONDS
               (COST $318,793,764)....................   331,321,762
                                                        ------------
              TOTAL BONDS
               (COST $421,100,350)....................   438,534,940
                                                        ------------
   SHARES
   ------
              COMMON STOCK--61.49%
                AIR TRANSPORTATION--0.69%
    32,900     o AMR CORP.............................     2,442,825
    63,900       DELTA AIRLINES, INC..................     4,720,612
    11,450       SOUTHWEST AIRLINES CO................       266,212
     3,750     o UAL CORP NEW.........................       669,375
                                                        ------------
                                                           8,099,024
                                                        ------------
                AUTOMOTIVE & RELATED--0.87%
       600       BANDAG, INC..........................        32,475
    28,300       CUMMINS ENGINE CO, INC...............     1,047,100
    51,400       ECHLIN, INC..........................     1,876,100
    21,400       FEDERAL-MOGUL CORP...................       419,975
   127,900       GENUINE PARTS CO.....................     5,243,900
    31,200       GRACO, INC...........................       951,600
    22,000       MODINE MANUFACTURING CO..............       528,000
                                                        ------------
                                                          10,099,150
                                                        ------------
                BANKS--4.60%
   124,150       BANC ONE CORP........................     4,686,662
     6,600       BANK OF NEW YORK CO, INC.............       321,750
   113,100       BANKAMERICA CORP.....................     7,323,225
    11,700       BANKERS TRUST NEW YORK CORP..........       778,050
    19,900       BARNETT BANKS, INC...................     1,174,100
    45,400       CHEMICAL BANKING CORP................     2,667,250
    87,091       CITICORP.............................     5,856,869
    68,340       FIRST CHICAGO NBD CORP...............     2,699,430
    29,132       FIRST UNION CORP.....................     1,620,467
    34,049       FLEET FINANCIAL GROUP, INC NEW.......     1,387,496
    77,500       MORGAN (J.P.) & CO, INC..............     6,219,375
    63,286       NATIONSBANK CORP.....................     4,406,287
    88,600       NORWEST CORP.........................     2,923,800
    73,600       PNC BANK CORP........................     2,373,600
    49,500       SUNTRUST BANKS, INC..................     3,390,750
    58,400       WACHOVIA CORP NEW....................     2,671,800
    13,975       WELLS FARGO & CO.....................     3,018,600
                                                        ------------
                                                          53,519,511
                                                        ------------
                BEVERAGES--2.14%
   242,800       COCA COLA CO.........................    18,027,900
   123,500       PEPSICO, INC.........................     6,900,562
                                                        ------------
                                                          24,928,462
                                                        ------------
                BROADCASTERS--1.20%
    72,500       CAPITAL CITIES/ABC, INC..............     8,944,687
     6,300       COMCAST CORP (CLASS A)...............       111,037
    15,650       COMCAST CORP (CLASS A) SPL...........       284,634
    27,275     o LIBERTY MEDIA GROUP CLASS A..........       733,015
   109,100     o TELE-COMMUNICATIONS, INC
                  (CLASS A) NEW.......................     2,168,362
    35,431     o VIACOM, INC (CLASS B)................     1,678,543
     5,873     o VIACOM, INC (CLASS B) WTS 07/07/97...        16,884
     3,523     o VIACOM, INC (CLASS B) WTS 07/07/99...        19,376
                                                        ------------
                                                          13,956,538
                                                        ------------
                BUSINESS SERVICES--0.28%
    12,600       DELUXE CORP..........................       365,400
     4,650       DIEBOLD, INC.........................       257,493
    75,200       PREMIER INDUSTRIAL CORP NEW..........     1,842,400
    48,200       SENSORMATIC ELECTRONICS CORP.........       837,475
                                                        ------------
                                                           3,302,768
                                                        ------------
                CHEMICALS--MAJOR--0.43%
   148,600       PRAXAIR, INC.........................     4,996,675
                                                        ------------
                CHEMICALS--SPECIALTY--1.15%
    26,900       BETZ LABORATORIES, INC...............     1,102,900
    18,089       FULLER (H.B.) CO.....................       628,592
   104,400       LYONDELL PETROCHEMICAL CO............     2,388,150
    33,800       MALLINCKRODT GROUP, INC..............     1,229,475
    49,500       NALCO CHEMICAL CORP..................     1,491,187
     9,000       NCH CORP.............................       519,750
    11,500       RAYCHEM CORP.........................       654,062
    80,462       SCHULMAN A, INC......................     1,810,395
    54,100       SIGMA ALDRICH CORP...................     2,677,950
    22,900       WD-40 CO.............................       938,900
                                                        ------------
                                                          13,441,361
                                                        ------------
                COMMUNICATION EQUIPMENT &
                 SERVICES--0.59%
   107,082     o AIRTOUCH COMMUNICATIONS, INC.........     3,025,066
    42,800     o CISCO SYSTEMS, INC...................     3,193,950
    10,600     o DSC COMMUNICATIONS CORP..............       390,875
    15,400     o NOVELL, INC..........................       219,450
                                                        ------------
                                                           6,829,341
                                                        ------------
                COMPUTER SERVICE--1.54%
    46,000       AUTOMATIC DATA PROCESSING, INC.......     3,415,500
    39,900       COMPUTER ASSOCIATES
                  INTERNATIONAL, INC..................     2,269,312
   104,000     o MICROSOFT CORP.......................     9,126,000
    73,650     o ORACLE CORP..........................     3,120,918
                                                        ------------
                                                          17,931,730
                                                        ------------
                CONGLOMERATES--1.31%
    19,400       ALCO STANDARD CORP...................       885,125
   191,500       MINNESOTA MINING &
                  MANUFACTURING CO....................    12,686,875
    70,600       WHITMAN CORP.........................     1,641,450
                                                        ------------
                                                          15,213,450
                                                        ------------
                COSMETICS--0.84%
    34,300       AVON PRODUCTS, INC...................     2,585,362
   136,200       GILLETTE CO..........................     7,099,425
     1,000       INTERNATIONAL FLAVORS &
                  FRAGRANCES, INC.....................        48,000
                                                        ------------
                                                           9,732,787
                                                        ------------
                ELECTRICAL EQUIPMENT--0.21%
    10,350       BALDOR ELECTRIC CO...................       208,293
    33,100       GRAINGER (W.W.), INC.................     2,192,875
                                                        ------------
                                                           2,401,168
                                                        ------------
                ELECTRICAL EQUIPMENT--
                 COMPONENTS DIVERSIFIED--1.50%
    28,900     o ADVANCED MICRO DEVICES, INC..........       476,850
    24,400       AVNET, INC...........................     1,091,900
   182,600       INTEL CORP...........................    10,362,550
    47,500       MICRON TECHNOLOGY, INC...............     1,882,187
    16,093       MOLEX, INC...........................       510,952
    43,200     o NATIONAL SEMICONDUCTOR CORP..........       961,200
    71,018     o VISHAY INTERTECHNOLOGY, INC..........     2,237,067
                                                        ------------
                                                          17,522,706
                                                        ------------

                       See notes to financial statements.

    SHARES                                                 VALUE
    ------                                                 -----
                ELECTRICAL EQUIPMENT--
                 INSTRUMENTS--0.15%
    43,600     o APPLIED MATERIALS, INC...............  $  1,716,750
                                                        ------------
                FINANCIAL--MISCELLANEOUS--2.73%
   129,700       AMERICAN EXPRESS CO..................     5,366,337
    37,809       DEAN WITTER DISCOVER & CO............     1,777,023
    40,500       FEDERAL HOME LOAN MORTGAGE CORP......     3,381,750
    88,400       FEDERAL NATIONAL
                  MORTGAGE ASSOCIATION................    10,972,650
    52,746       GREAT WESTERN FINANCIAL CORP.........     1,345,023
    14,909       HOUSEHOLD INTERNATIONAL, INC.........       881,494
    15,400       MBNA CORP............................       567,875
    65,500       MERRILL LYNCH & CO, INC..............     3,340,500
    34,800       MORGAN STANLEY GROUP, INC............     2,805,750
    21,400       STUDENT LOAN MARKETING
                  ASSOCIATION.........................     1,409,725
                                                        ------------
                                                          31,848,127
                                                        ------------
                FOODS--3.37%
   114,100       CAMPBELL SOUP CO.....................     6,846,000
   119,700       CONAGRA, INC.........................     4,937,625
    57,500       CPC INTERNATIONAL, INC...............     3,945,937
   102,000       GENERAL MILLS, INC...................     5,890,500
   118,050       HEINZ (H.J.) CO......................     3,910,406
    52,600       HERSHEY FOODS CORP...................     3,419,000
    45,600       KELLOGG CO...........................     3,522,600
     5,800       MCCORMICK & CO, INC..................       139,925
   107,600       QUAKER OATS CO.......................     3,712,200
    56,000       WRIGLEY (WM) JR CO...................     2,940,000
                                                        ------------
                                                          39,264,193
                                                        ------------
                HEALTHCARE--DRUGS--3.63%
    48,100     o ALZA CORP............................     1,190,475
    77,400     o AMGEN, INC...........................     4,595,625
     9,922       BERGEN BRUNSWIG CORP (CLASS A).......       246,809
    24,600     o FOREST LABORATORIES, INC.............     1,113,150
    18,400     o GENZYME CORP.........................     1,147,700
     2,484     o GENZYME CORP
                  (TISSUE REPAIR DIVISION)............        39,433
    23,400       IVAX CORP............................       666,900
    56,400       MCKESSON CORP NEW....................     2,855,250
   290,900       MERCK & CO, INC......................    19,126,675
    34,500       MYLAN LABORATORIES, INC..............       810,750
   189,800       SCHERING-PLOUGH CORP.................    10,391,550
     6,680     o THERAPEUTIC DISCOVERY CORP (UNITS)...        48,430
                                                        ------------
                                                          42,232,747
                                                        ------------
                HEALTHCARE--HOSPITAL SUPPLY--1.83%
   109,400       BECTON DICKINSON & CO................     8,205,000
   153,200       JOHNSON & JOHNSON....................    13,117,750
                                                        ------------
                                                          21,322,750
                                                        ------------
                HEALTHCARE--OTHER--0.36%
    12,000       ALLERGAN, INC........................       390,000
    12,800       BAUSCH & LOMB, INC...................       507,200
     6,500     o BIOMET, INC..........................       116,187
    28,600       HILLENBRAND INDUSTRIES, INC..........       968,825
    40,000       MEDTRONIC, INC.......................     2,235,000
                                                        ------------
                                                           4,217,212
                                                        ------------
                HEALTHCARE--SERVICE--0.46%
    85,537       COLUMBIA/HCA HEALTHCARE CORP.........     4,341,002
    51,600     o TENET HEALTHCARE CORP................     1,070,700
       235     o TRANSPORT HOLDINGS,
                   INC (CLASS A)......................         9,576
                                                        ------------
                                                           5,421,278
                                                        ------------

                HOUSEHOLD--DURABLE GOODS--0.43%
    65,400       NEWELL COS, INC......................     1,692,225
    63,400       WHIRLPOOL CORP.......................     3,376,050
                                                        ------------
                                                           5,068,275
                                                        ------------
                HOUSEHOLD--PRODUCTS--1.89%
    66,100       CLOROX CO............................     4,734,412
    42,000       COLGATE PALMOLIVE CO.................     2,950,500
   144,700       PROCTER & GAMBLE CO..................    12,010,100
    90,300       RUBBERMAID, INC......................     2,302,650
                                                        ------------
                                                          21,997,662
                                                        ------------
                INSURANCE--MULTI-LINE,
                 PROPERTY & CASUALTY--2.66%
    32,700       AETNA LIFE & CASUALTY CO.............     2,264,475
    97,153       ALLSTATE CORP........................     3,995,417
   193,030       AMERICAN INTERNATIONAL
                  GROUP, INC..........................    17,855,275
    13,000       CHUBB CORP...........................     1,257,750
     3,500     o CNA FINANCIAL CORP...................       397,250
    12,800       GENERAL REINSURANCE CORP.............     1,984,000
     3,100       TRANSAMERICA CORP....................       225,912
    47,144       TRAVELERS GROUP, INC.................     2,964,179
                                                        ------------
                                                          30,944,258
                                                        ------------
                LEISURE TIME--0.90%
   118,400       DISNEY (WALT) CO.....................     6,985,600
    38,600       HASBRO, INC..........................     1,196,600
    75,033       MATTEL, INC..........................     2,307,264
                                                        ------------
                                                          10,489,464
                                                        ------------
                MACHINERY--1.01%
    63,000     o BJ SERVICES CO.......................     1,827,000
    98,700       DEERE & CO...........................     3,479,175
    46,400       ILLINOIS TOOL WORKS, INC.............     2,737,600
    87,500       KEYSTONE INTERNATIONAL, INC..........     1,750,000
    25,900       NORDSON CORP.........................     1,456,875
    12,696       TIMKIN CO............................       485,622
                                                        ------------
                                                          11,736,272
                                                        ------------
                METALS--ALUMINIUM--0.23%
    88,200     o ALUMAX, INC..........................     2,701,125
                                                        ------------
                METALS--GOLD--0.29%
   279,500       SANTE FE PACIFIC GOLD CORP...........     3,388,937
                                                        ------------
                METALS--STEEL--0.74%
   103,000       ALLEGHENY LUDLUM CORP................     1,905,500
    14,500       BIRMINGHAM STEEL CORP................       215,687
    30,500       HANNA (M.A.) CO......................       854,000
    64,100       NUCOR CORP...........................     3,661,712
    92,850       WORTHINGTON INDUSTRIES, INC..........     1,932,440
                                                        ------------
                                                           8,569,339
                                                        ------------
                OFFICE EQUIPMENT--2.85%
    48,300       APPLE COMPUTER, INC..................     1,539,562
    68,900     o COMPAQ COMPUTER CORP.................     3,307,200
   129,000       HEWLETT-PACKARD CO...................    10,803,750
   135,900       INTERNATIONAL BUSINESS
                  MACHINES CORP.......................    12,468,825
    84,200     o TANDEM COMPUTERS, INC................       894,625
    30,100       XEROX CORP...........................     4,123,700
                                                        ------------
                                                          33,137,662
                                                        ------------
                PAPER--1.15%
   149,400       CONSOLIDATED PAPERS, INC.............     8,385,075
   106,100       UNION CAMP CORP......................     5,053,012
                                                        ------------
                                                          13,438,087
                                                        ------------

                       See notes to financial statements.

    SHARES                                                 VALUE
    ------                                                 -----
                PETROLEUM--EXPLORATION &
                 PRODUCTION--1.54%
    56,800       ANADARKO PETROLEUM CORP..............  $  3,074,300
    41,500       APACHE CORP..........................     1,224,250
    57,700       LOUISIANA LAND & EXPLORATION CO......     2,473,887
    60,200       MITCHELL ENERGY & DEVELOPMENT
                  CORP (CLASS B)......................     1,128,750
   109,100       MURPHY OIL CORP......................     4,527,650
    78,200       NOBLE AFFILIATES, INC................     2,336,225
   157,500     o ORYX ENERGY CO.......................     2,106,562
   105,500     o SANTA FE ENERGY RESOURCES, INC.......     1,015,437
                                                        ------------
                                                          17,887,061
                                                        ------------
               PETROLEUM--SERVICE--1.59%
    17,700       CABOT CORP...........................       953,587
    90,900       DRESSER INDUSTRIES, INC..............     2,215,687
     5,775     o ENSCO INTERNATIONAL, INC.............       132,825
    81,700       HELMERICH & PAYNE, INC...............     2,430,575
   102,900     o NABORS INDUSTRIES, INC...............     1,144,762
    97,800     o NOBLE DRILLING CORP..................       880,200
   192,700     o PARKER DRILLING CO...................     1,180,287
   123,900     o ROWAN COS, INC.......................     1,223,512
   131,000     o SMITH INTERNATIONAL, INC.............     3,078,500
    32,200       SONAT OFFSHORE DRILLING, INC.........     1,440,950
    47,658     o WEATHERFORD ENTERRA, INC.............     1,376,124
    49,200     o WESTERN ATLAS, INC...................     2,484,600
                                                        ------------
                                                          18,541,609
                                                        ------------
                PROPERTY--REAL ESTATE--0.35%
   108,700       WEINGARTEN REALTY INVESTORS, INC.....     4,130,600
                                                        ------------
                PUBLISHING--NEWSPAPER--0.88%
    55,745          o COX COMMUNICATIONS, INC
                  (CLASS A) NEW.......................     1,087,027
    26,900       DOW JONES & CO, INC..................     1,072,637
    77,700       GANNETT CO, INC......................     4,768,837
     4,000       KNIGHT-RIDDER, INC...................       250,000
    90,600       TIMES MIRROR CO (SERIES A) NEW.......     3,069,075
                                                        ------------
                                                          10,247,576
                                                        ------------
                PUBLISHING--OTHER--0.91%
    16,400       DONNELLEY (R.R.) & SONS CO...........       645,750
    68,900       DUN & BRADSTREET CORP................     4,461,275
    23,300       MCGRAW HILL COS, INC.................     2,030,012
    91,188       TIME WARNER, INC.....................     3,453,745
                                                        ------------
                                                          10,590,782
                                                        ------------
                RAILROAD--0.96%
   140,400       NORFOLK SOUTHERN CORP................    11,144,250
                                                        ------------
                RESTAURANTS & HOTELS--1.15%
   102,000       DARDEN RESTAURANTS, INC..............     1,211,250
   217,100       MCDONALDS CORP.......................     9,796,637
    72,400       SYSCO CORP...........................     2,353,000
                                                        ------------
                                                          13,360,887
                                                        ------------
                RETAIL--FOOD--0.31%
    88,300       ALBERTSONS, INC......................     2,902,862
    18,800     o KROGER CO............................       705,000
                                                        ------------
                                                           3,607,862
                                                        ------------

                RETAIL--GENERAL MERCHANDISE--2.04%
    55,500       HOME DEPOT, INC......................     2,657,062
   148,600       K MART CORP..........................     1,077,350
    30,900       LIMITED, INC.........................       536,887
    33,600       MAY DEPARTMENT STORES CO.............     1,419,600
    53,600       PENNEY, (J.C.) CO, INC...............     2,552,700
    20,600       ROUSE CO.............................       419,725
   104,800       SEARS ROEBUCK & CO...................     4,087,200
    45,950     o TOYS R US, INC.......................      999,412
   415,500       WAL-MART STORES, INC.................     9,296,812
    53,600       WOOLWORTH CORP.......................       696,800
                                                        ------------
                                                          23,743,548
                                                        ------------
                TEXTILE & APPAREL--0.40%
    15,800       LIZ CLAIBORNE, INC...................       438,450
    60,600       NIKE, INC (CLASS B)..................     4,219,275
                                                        ------------
                                                           4,657,725
                                                        ------------
                TRUCKERS & SHIPPING--0.26%
    56,100       ARNOLD INDUSTRIES, INC...............       974,737
    42,200       ROADWAY SERVICES, INC................     2,062,525
                                                        ------------
                                                           3,037,262
                                                        ------------
                UTILITIES--ELECTRIC--1.73%
    20,700       IDAHO POWER CO.......................       621,000
    35,250       LOUISVILLE GAS & ELECTRIC
                  ENERGY CORP.........................     1,489,312
   118,700       NIPSCO INDUSTRIES, INC...............     4,540,275
   279,800       POTOMAC ELECTRIC POWER CO............     7,344,750
    71,800       PUGET SOUND POWER & LIGHT CO.........     1,669,350
   174,600       TECO ENERGY, INC.....................     4,474,125
                                                        ------------
                                                          20,138,812
                                                        ------------
                UTILITIES--GAS & PIPELINE--1.63%
    19,400       BROOKLYN UNION GAS CO................       567,450
    20,900     o COLUMBIA GAS SYSTEMS, INC............       916,987
   109,000       CONSOLIDATED NATURAL GAS CO..........     4,945,875
    26,600       EL PASO NATURAL GAS CO NEW...........       754,775
    18,900       EQUITABLE RESOURCES, INC.............       590,625
     1,400     o IONICS, INC..........................        60,900
    37,100       NICOR, INC...........................     1,020,250
    67,800       PACIFIC ENTERPRISES, INC.............     1,915,350
     8,600       PEOPLES ENERGY CORP..................       273,050
   134,900       SONAT, INC...........................     4,805,812
    70,600       WILLIAMS COS, INC....................     3,097,575
                                                        ------------
                                                          18,948,649
                                                        ------------
                UTILITIES--TELEPHONE--5.71%
   161,000       AMERITECH CORP NEW...................     9,499,000
   166,300       BELL ATLANTIC CORP...................    11,121,312
   335,000       BELLSOUTH CORP.......................    14,572,500
    60,300       MCI COMMUNICATIONS CORP..............     1,575,337
   110,700       NYNEX CORP...........................     5,977,800
   106,082       PACIFIC TELESIS GROUP................     3,567,007
   163,600       SBC COMMUNICATIONS, INC..............     9,407,000
    47,700       SPRINT CORP..........................     1,902,037
   161,144       U.S. WEST COMMUNICATIONS GROUP.......     5,760,898
   161,144     o U.S. WEST MEDIA GROUP................     3,061,736
                                                        ------------
                                                          66,444,627
                                                        ------------

              TOTAL COMMON STOCK
               (COST $523,572,512)....................   715,950,059
                                                        ------------

                      See notes to financial statements.

     PAR
    VALUE                                                  VALUE
   ------                                                  -----
              SHORT TERM INVESTMENTS--1.72%
                 COMMERCIAL PAPER--1.72%
                 COMMERCIAL CREDIT CO
 3,400,000         5.550%,  01/02/96..................$    3,399,012
                 PRAXAIR
 5,000,000         5.850%,  01/08/96..................     4,993,264
11,700,000         5.850%,  01/19/96..................    11,663,125
                                                      --------------
                                                          20,055,401
                                                      --------------

              TOTAL SHORT TERM INVESTMENTS
               (COST $20,059,566).....................    20,055,401
                                                      --------------
                 ROUNDING.............................            74
                                                      --------------
              TOTAL PORTFOLIO
               (COST $964,732,428)....................$1,174,540,474
                                                      ==============

----------------
o NON-INCOME PRODUCING
* ALL OR A PORTION OF THIS SECURITY HAS BEEN SEGREGATED BY THE CUSTODIAN TO COVER SECURITIES PURCHASED ON A DELAYED DELIVERY BASIS.

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
                STATEMENT OF INVESTMENTS--GLOBAL EQUITIES ACCOUNT
                                DECEMBER 31, 1995

                               SUMMARY BY INDUSTRY

                                               VALUE        %
                                               -----      -----
BONDS
 CORPORATE BONDS
  AUTOMOTIVE & RELATED..............     $       40,123    0.00%
  BROADCASTERS......................             90,557    0.00
  INSURANCE--MULTI-LINE,
    PROPERTY & CASUALTY.............            108,943    0.00
                                         --------------  ------
 TOTAL CORPORATE BONDS
  (COST $176,095)...................            239,623    0.00
                                         --------------  ------
TOTAL BONDS
 (COST $176,095)....................            239,623    0.00
                                         --------------  ------
PREFERRED STOCK
  FOREST PRODUCTS...................          6,098,767    0.20
  PUBLISHING--NEWSPAPER.............         43,870,240    1.42
  UTILITIES--ELECTRIC...............             79,368    0.00

                                         --------------  ------
TOTAL PREFERRED STOCK
 (COST $54,085,454).................         50,048,375    1.62

                                         --------------  ------
COMMON STOCK
  AEROSPACE.........................         12,749,460    0.41
  AIR TRANSPORTATION................         17,619,503    0.57
  AUTOMOTIVE & RELATED..............        136,963,769    4.42
  BANKS.............................        297,316,343    9.59
  BEVERAGES.........................         63,548,598    2.05
  BROADCASTERS......................        176,876,567    5.71
  BUSINESS SERVICES.................         13,557,164    0.44
  CHEMICALS--MAJOR..................         36,330,761    1.17
  CHEMICALS--SPECIALTY..............         12,559,234    0.41
  COMMUNICATION EQUIPMENT & SERVICES        100,251,162    3.24
  COMPUTER SERVICE..................         34,516,167    1.11
  CONGLOMERATES.....................         76,786,331    2.48
  CONSTRUCTION--MATERIALS & BUILDERS         54,831,056    1.77
  COSMETICS.........................          7,365,343    0.24
  ELECTRICAL EQUIPMENT..............        120,690,143    3.89
  ELECTRICAL EQUIPMENT--
    COMPONENTS DIVERSIFIED..........         63,236,723    2.04
  ELECTRICAL EQUIPMENT--INSTRUMENTS.         16,854,476    0.54
  ENVIRONMENTAL CONTROL.............          2,339,212    0.08
  FINANCIAL--MISCELLANEOUS..........         52,632,245    1.70
  FOODS.............................         54,046,473    1.74
  FOREST PRODUCTS...................         41,328,728    1.33
  HEALTHCARE--DRUGS.................        135,023,270    4.36
  HEALTHCARE--HOSPITAL SUPPLY.......         21,314,908    0.69
  HEALTHCARE--OTHER.................            809,082    0.03
  HEALTHCARE--SERVICE...............        116,927,422    3.77
  HOUSEHOLD--CONSUMER ELECTRONICS...         30,878,839    1.00
  HOUSEHOLD--DURABLE GOODS..........          2,274,675    0.07
  HOUSEHOLD--PRODUCTS...............         11,197,384    0.36
  INSURANCE--BROKERS & OTHER........            299,925    0.01
  INSURANCE--LIFE...................          3,332,821    0.11
  INSURANCE--MULTI-LINE,
    PROPERTY & CASUALTY.............         69,817,684    2.25
  LEISURE TIME......................        102,129,542    3.30
  MACHINERY.........................         69,318,516    2.24
  METALS--ALUMINIUM.................          5,456,072    0.18
  METALS--GOLD......................          2,168,552    0.07
  METALS--NON-FERROUS...............         25,105,980    0.81
  METALS--STEEL.....................         35,943,884    1.16
  MISCELLANEOUS MATERIALS &
    COMMODITIES.....................          6,310,213    0.20
  OFFICE EQUIPMENT..................         97,338,609    3.14
  PAPER.............................          7,017,208    0.23
  PETROLEUM--
    EXPLORATION & PRODUCTION........         26,925,735    0.87
  PETROLEUM--INTEGRATED.............         50,264,989    1.62
  PETROLEUM--SERVICE................         80,325,234    2.59
  PHOTOGRAPHY                                 5,433,700    0.18
  PROPERTY--REAL ESTATE.............         41,624,026    1.34
  PUBLISHING--NEWSPAPER.............          7,611,043    0.25
  PUBLISHING--OTHER.................         46,203,839    1.49
  RAILROAD..........................         23,991,463    0.77
  RESTAURANTS & HOTELS..............         12,339,820    0.40
  RETAIL--FOOD......................         20,757,286    0.67
  RETAIL--GENERAL MERCHANDISE.......        121,224,998    3.91
  TEXTILE & APPAREL.................         18,821,888    0.61
  TOBACCO...........................         82,506,433    2.66
  TRADING COMPANIES.................         14,455,622    0.47
  TRUCKERS & SHIPPING...............         26,104,510    0.84
  UTILITIES--ELECTRIC...............         62,331,844    2.01
  UTILITIES--GAS & PIPELINE.........         33,296,469    1.07
  UTILITIES--OTHER..................         15,877,456    0.51
  UTILITIES--TELEPHONE..............         71,590,786    2.31
                                         --------------  ------
TOTAL COMMON STOCK
 (COST $2,557,751,362) .............      2,896,751,185   93.48
                                         --------------  ------
SHORT TERM INVESTMENTS
  BANKERS ACCEPTANCES ..............          7,959,335    0.26
  COMMERCIAL PAPER .................        108,159,683    3.49
  GOVERNMENT AGENCIES ..............        133,677,242    4.31
                                         --------------  ------
TOTAL SHORT TERM INVESTMENTS
 (COST $249,869,965) ...............        249,796,260    8.06
                                         --------------  -------
   ROUNDING ........................                284    0.00
                                         --------------  -------
TOTAL PORTFOLIO
 (COST $2,861,882,876) .............      3,196,835,727  103.16
   OTHER ASSETS & LIABILITIES, NET .        (98,040,628)  (3.16)
                                         --------------  ------
NET ASSETS .........................     $3,098,795,099  100.00%
                                         ==============  ======

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
                STATEMENT OF INVESTMENTS--GLOBAL EQUITIES ACCOUNT
                                DECEMBER 31, 1995

                               SUMMARY BY COUNTRY

                                         VALUE             %
                                         -----            ----
DOMESTIC:
UNITED STATES....................   $1,139,091,559       35.63%
                                    --------------      ------
TOTAL DOMESTIC...................    1,139,091,559       35.63
                                    --------------      ------
FOREIGN:
  AUSTRALIA......................       45,406,344        1.42
  BELGIUM........................        7,470,885        0.23
  BRAZIL.........................        6,098,768        0.19
  CANADA.........................       11,408,958        0.36
  DENMARK........................        3,758,313        0.12
  FINLAND........................       13,995,000        0.44
  FRANCE.........................       73,598,935        2.30
  GERMANY........................       83,346,619        2.61
  HONG KONG......................       58,039,659        1.82
  ITALY..........................       14,942,995        0.47
  JAPAN..........................      718,267,564       22.47
  MALAYSIA.......................       36,811,516        1.15
  MISCELLEANEOUS.................       18,668,810        0.58
  NETHERLANDS....................      144,617,335        4.52
  NORWAY.........................       45,364,850        1.42
  SINGAPORE......................       24,866,498        0.78
  SPAIN..........................        9,367,143        0.29
  SWEDEN.........................      121,189,345        3.79
  SWITZERLAND....................       96,797,435        3.03
  UNITED KINGDOM.................      273,930,936        8.57
                                    --------------      ------
TOTAL FOREIGN....................    1,807,947,908       56.56
                                    --------------      ------
SHORT TERM INVESTMENTS...........      249,796,260        7.81
                                    --------------      ------
TOTAL PORTFOLIO..................   $3,196,835,727      100.00%
                                    ==============      ======

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
                STATEMENT OF INVESTMENTS--GLOBAL EQUITIES ACCOUNT
                                DECEMBER 31, 1995

 PAR
VALUE                                                       VALUE
-----                                                       -----


              BONDS--0.00%
               CORPORATE BONDS--0.00%
                AUTOMOTIVE & RELATED--0.00%
                 MICHELIN S.A. CV
    743(1)         2.500%,  01/01/01.................  $     40,123
                                                       ------------
                BROADCASTERS--0.00%
                 VIACOM INTERNATIONAL, INC
                  (SUBORDINATED DEB)
 89,000            8.000%,  07/07/06.................        90,557
                                                       ------------
                INSURANCE--MULTI-LINE,
                 PROPERTY & CASUALTY--0.00%
                 AXA S.A. CV
  1,531(1)         4.500%,  01/01/99.................       108,943
                                                       ------------
              TOTAL CORPORATE BONDS
               (COST $176,095).......................       239,623
                                                       ------------
              TOTAL BONDS
               (COST $176,095).......................       239,623
                                                       ------------
--------
  (1) DENOMINATED IN FRENCH FRANCS

   SHARES
   ------
              PREFERRED STOCK--1.62%
                FOREST PRODUCTS--0.20%
 3,900,000       ARACRUZ CELULOSE S.A................    6,098,767
                                                      ------------
                PUBLISHING--NEWSPAPER--1.42%
 9,375,724       NEWS CORP LTD (LTD-VTG).............   43,870,240
                                                      ------------
                UTILITIES--ELECTRIC--0.00%
       284       RHEIN-WESTFALEN ELECTRIC AG.
                  (NON-VTG)..........................       79,368
                                                      ------------
              TOTAL PREFERRED STOCK
               (COST $54,085,454)....................   50,048,375
                                                      ------------
              COMMON STOCK--93.48%
                AEROSPACE--0.41%
    34,900       AVIALL, INC NEW.....................      327,187
    41,300       BOEING CO...........................    3,236,887
   148,492       BRITISH AEROSPACE PLC...............    1,837,472
     5,868     o BRITISH AEROSPACE PLC
                   WTS 11/15/00......................       28,425
    33,200       EG & G, INC.........................      805,100
     1,000       GENERAL DYNAMICS CORP...............       59,125
    17,700       MCDONNELL DOUGLAS CORP..............    1,628,400
   321,250       ROLLS ROYCE LTD.....................      942,680
     2,834       SAGEM S.A...........................    1,593,599
    99,433       SMITHS INDUSTRIES PLC...............      981,854
    58,665       THOMSON-CSF.........................    1,308,731
                                                      ------------
                                                        12,749,460
                                                      ------------
                AIR TRANSPORTATION--0.57%
   216,385       BRITISH AIRWAYS PLC.................    1,565,570
    15,700     o FEDERAL EXPRESS CORP................    1,159,837
   944,000     o JAPAN AIRLINES CO LTD...............    6,268,528
    13,670       LUFTHANSA AG........................    1,886,275
   954,000       MALAYSIAN AIRLINE SYSTEM BERHAD.....    3,099,843
   390,000       SINGAPORE INTERNATIONAL
                  AIRLINES LTD (FR)..................    3,639,450
                                                      ------------
                                                        17,619,503
                                                      ------------
                AUTOMOTIVE & RELATED--4.42%
   855,850       AUTOLIV AB..........................   50,105,680
     5,378       BBA GROUP PLC.......................       24,172
   270,000       BRIDGESTONE CORP....................    4,292,503
    51,804       CHRYSLER CORP.......................    2,868,646
    70,920       CONTINENTAL AG......................      990,987
    15,536       DAIMLER BENZ AG.....................    7,836,930
   609,999       FIAT S.P.A..........................    1,982,984
    98,267       GENERAL MOTORS CORP.................    5,195,867
    36,650       GENUINE PARTS CO....................    1,502,650
    35,600       GOODYEAR TIRE & RUBBER CO...........    1,615,350
   260,670       GUEST KEEN NETTLEFOLDS LTD..........    3,152,739
   341,000       HONDA MOTOR CO LTD..................    7,041,043
   305,678       LEX SERVICE GROUP LTD...............    1,452,262
    15,080       MICHELIN S.A. (CLASS B).............      602,213
   518,000       NIPPON DENSO CO LTD.................    9,691,479
   965,000       NISSAN MOTOR CORP LTD...............    7,418,285
     9,100       PEUGEOT S.A.........................    1,202,044
 1,250,645       TOYOTA MOTOR CORP...................   26,551,018
    10,257       VOLKSWAGENWERKE AG..................    3,436,917
                                                      ------------
                                                       136,963,769
                                                      ------------
                BANKS--9.59%
   247,781       ABBEY NATIONAL PLC..................    2,446,722
   655,000       ASAHI BANK..........................    8,254,441
   949,000       ASHIKAGA BANK.......................    5,924,546
        92       BANC ONE CORP.......................        3,473
   318,000       BANCA COMMERCIALE ITALIANA S.P.A....      679,152
    17,180       BANCO CENTRALE
                  HISPANOAMERICANO S.A...............      348,372
     3,207       BANK OF BOSTON CORP.................      148,323
    43,196       BANK OF NOVA SCOTIA.................      942,211
   568,000       BANK OF TOKYO LTD...................    9,966,207
   373,000       BANK OF YOKOHAMA LTD................    3,055,403
    69,057       BANKAMERICA CORP....................    4,471,440
    20,200       BANKERS TRUST NEW YORK CORP.........    1,343,300
    48,031       BANQUE NATIONALE DE PARIS...........    2,169,521
    31,365       BANQUE PARIBAS......................    1,722,011
   271,680       BARCLAYS PLC........................    3,117,178
    16,000       BARNETT BANKS, INC..................      944,000
    17,100       BOATMENS BANCSHARES, INC............      698,962
       402       CANADIAN IMPERIAL BANK OF COMMERCE..       11,973
     8,437       CHASE MANHATTAN CORP................      511,493
   242,000       CHIBA BANK LTD......................    2,181,731
    53,934       CITICORP............................    3,627,061
    36,025       COMPAGNIE DE SUEZ...................    1,487,996
       200       CORESTATES FINANCIAL CORP...........        7,575
     5,256       CREDIT NATIONAL S.A.................      386,905
    20,117       CS HOLDINGS (REGD)..................    2,067,293
   929,000       DAI-ICHI KANGO BANK LTD.............   18,281,623
    97,000       DEVELOPMENT BANK OF
                  SINGAPORE LTD (FR).................    1,206,928
       150       FIRST CHICAGO NBD CORP..............        5,925
    10,877       FIRST INTERSTATE BANCORP............    1,484,710
    25,754       FLEET FINANCIAL GROUP, INC NEW......    1,049,475
   866,000       FUJI BANK LTD.......................   19,140,609
   186,000       GUNMA BANK..........................    2,001,423
   760,000       HANG SENG BANK LTD..................    6,806,585
 1,110,000       HOKURIKU BANK LTD...................    6,961,939
   103,787       HSBC HOLDINGS LTD...................    1,570,452

    SHARES                                                  VALUE
    ------                                                  -----
                BANKS (CONTINUED)
   551,877       HSBC HOLDINGS LTD (HONG KONG).......  $  8,414,210
   504,786       HSBC HOLDINGS LTD (UNITED KINGDOM)..     7,884,331
   715,000       INDUSTRIAL BANK OF JAPAN LTD........    21,694,687
   335,650       JOYO BANK...........................     2,700,646
   554,298       LLOYDS TSB GROUP PLC................     2,852,899
   540,000       MALAYAN BANKING BERHAD..............     4,551,399
    88,500       MALAYAN BANKING BERHAD
                  (SINGAPORE)........................       732,025
   117,270       MEDIOBANCA S.P.A....................       812,311
    12,000       MIDLANTIC CORP......................       787,500
   595,000       MITSUBISHI TRUST & BANKING CORP.....     9,920,839
   371,000       MITSUI TRUST & BANKING CO LTD.......     4,064,015
    85,830       MORGAN (J.P.) & CO, INC.............     6,887,857
    61,923       NATIONSBANK CORP....................     4,311,388
    29,000       NORWEST CORP........................       957,000
   116,199       OVERSEAS-CHINESE
                  BANKING CORP LTD (FR)..............     1,454,028
   199,639       ROYAL BANK OF SCOTLAND PLC..........     1,816,362
 1,038,000       SAKURA BANK.........................    13,181,707
   208,000       SEVENTY-SEVEN (77) BANK LTD.........     1,909,485
   280,000       SHIZUOKA BANK LTD...................     3,528,616
 1,042,200       SIGNET BANKING CORP.................    24,752,250
     4,585       SOCIETE GENERALE S.A................       567,206
 1,118,000       SUMITOMO BANK LTD...................    23,734,983
   124,300       SUNTRUST BANKS, INC.................     8,514,550
    14,032       SWISS BANK CORP (BR)................     5,743,521
    13,169       SWISS BANK CORP (REGD)..............     2,695,140
   578,000       TOKAI BANK LTD......................     8,068,510
     4,549       UNION BANK OF SWITZERLAND (BR)......     4,941,555
    30,700       WACHOVIA CORP NEW...................     1,404,525
     5,567       WELLS FARGO & CO....................     1,202,472
   372,000       YASUDA TRUST & BANKING CO LTD.......     2,203,368
                                                       ------------
                                                        297,316,343
                                                       ------------
                BEVERAGES--2.05%
    26,800       ANHEUSER BUSCH COS, INC.............     1,792,250
   824,532       ARTHUR GUINESS & SONS PLC...........     6,067,998
   353,000       ASAHI BREWERIES LTD.................     4,174,818
   392,430       BASS LTD............................     4,380,772
     1,284       BRAU UND BRUNNEN AG.................       194,667
        82       COCA COLA CO........................         6,088
    64,700     o EL AGUILA S.A.......................       397,324
   723,603       GRAND METROPOLITAN PLC..............     5,212,882
   363,000       KIRIN BREWERY CO LTD................     4,293,084
     5,730       LOUIS VUITTON-MOET HENNESSY.........     1,195,092
   583,400       PANAMERICAN BEVERAGES INC
                  (CLASS A)..........................    18,668,800
   140,495       PEPSICO, INC........................     7,850,158
     3,036       PERNOD-RICARD S.A...................       172,767
   516,000       SAPPORO BREWERIES LTD...............     4,802,019
   209,059       SCOTTISH & NEWCASTLE PLC............     1,989,706
    68,200       SEAGRAMS CO LTD.....................     2,350,173
                                                       ------------
                                                         63,548,598
                                                       ------------
                BROADCASTERS--5.71%
    20,300       CAPITAL CITIES/ABC, INC.............     2,504,512
    22,900     o CLEAR CHANNEL COMMUNICATIONS, INC...     1,010,462
 2,832,225     o INFINITY BROADCASTING
                    CORP (CLASS A)...................   105,500,381
    44,200     o ROGERS COMMUNICATIONS (CLASS B).....       494,208
    95,300     o TELE-COMMUNICATIONS, INC
                  (CLASS A) NEW......................     1,894,087
   125,000       TOKYO BROADCASTING SYSTEMS, INC.....     2,059,975
   693,860     o VIACOM, INC (CLASS B)...............    32,871,617
     2,557     o VIACOM, INC (CLASS B) WTS 07/07/97..         7,351
     1,534     o VIACOM, INC (CLASS B) WTS 07/07/99..         8,437
 2,161,100    +o WESTWOOD ONE, INC...................    30,525,537
                                                      -------------
                                                        176,876,567
                                                      -------------
                BUSINESS SERVICES--0.44%
   508,031       BET PLC.............................     1,001,736
    10,239       ELECTROCOMPONENTS PLC...............        57,229
   164,675       MERCURY ASSETS
                  MANAGEMENT GROUP PLC...............     2,224,367
   603,560       REUTERS HOLDINGS PLC................     5,528,814
    45,000       SECOM CO LTD........................     3,132,131
    94,000       TOKYO DOME..........................     1,612,887
                                                      -------------
                                                         13,557,164
                                                      -------------
                CHEMICALS--MAJOR--1.17%
    22,746       BOC GROUP PLC.......................       318,192
   188,450       CALOR GROUP PLC.....................       749,023
     2,614       DEGUSSA AG..........................       872,977
    39,902       DOW CHEMICAL CO.....................     2,808,103
    82,719       DU PONT (E.I.) DE NEMOURS & CO......     5,779,990
   253,200       DYNO INDUSTRIER AS..................     5,931,134
    13,975       EASTMAN CHEMICAL CO.................       875,184
   101,722       ENGLISH CHINA CLAYS PLC.............       500,649
   104,626       IMPERIAL CHEMICAL INDUSTRY PLC......     1,239,434
       602       LAIR LIQUIDE........................        99,830
     1,255     # LAIR LIQUIDE (REGD).................       208,118
   788,737       MITSUBISHI CHEMICAL CORP............     3,838,300
 1,892,000     o MONTEDISON S.P.A....................     1,268,245
   351,000     o MONTEDISON S.P.A. WTS 01/19/97......        30,073
    34,000       PPG INDUSTRIES, INC.................     1,555,500
    82,900       PRAXAIR, INC........................     2,787,512
    17,900       ROHM & HAAS CO......................     1,152,312
     1,125       SOLVAY ET CIE S.A...................       610,666
   484,000       SUMITOMO CHEMICAL CO LTD............     2,416,326
   626,000     o UBE INDUSTRIES LTD..................     2,366,693
    24,600       UNION CARBIDE CORP..................       922,500
                                                      -------------
                                                         36,330,761
                                                      -------------
                CHEMICALS--SPECIALTY--0.41%
   686,000       ASAHI CHEMICAL INDUSTRY CO LTD......     5,253,566
   315,000       DAINIPPON INK & CHEMICAL, INC.......     1,468,786
    23,000       KANEKA CORP.........................       145,148
   230,000       SEKISUI CHEMICAL CO LTD.............     3,389,022
   111,000       SHIN-ETSU CHEMICAL CO LTD...........     2,302,712
                                                      -------------
                                                         12,559,234
                                                      -------------
                COMMUNICATION
                 EQUIPMENT & SERVICES--3.24%
   372,400     o 3COM CORP...........................    17,363,150
    76,820     o AIRTOUCH COMMUNICATIONS, INC........     2,170,165
    94,600     o CABLETRON SYSTEMS, INC..............     7,662,600
   181,000     o CISCO SYSTEMS, INC..................    13,507,125
    35,800       CORNING, INC........................     1,145,600
    26,500     o DSC COMMUNICATIONS CORP.............       977,187
 1,085,150       ERICSSON TELEFON (LM) AB SERIES B...    21,285,835
 1,378,000     o ERICSSON TELEFON (LM) AB
                   SERIES B ADR......................    26,871,000
   250,500     o TELLABS, INC........................     9,268,500
                                                      -------------
                                                        100,251,162
                                                      -------------
                COMPUTER SERVICE--1.11%
    14,500       ADOBE SYSTEMS, INC..................       899,000
    24,600       AUTOMATIC DATA PROCESSING, INC......     1,826,550
    24,750     o BAY NETWORKS, INC...................     1,017,843
   110,550       COMPUTER ASSOCIATES
                  INTERNATIONAL, INC.................     6,287,531
    43,100     o ELECTRONIC ARTS.....................     1,125,987

                       See notes to financial statements.

     SHARES                                                 VALUE
     ------                                                 -----
                COMPUTER SERVICE (CONTINUED)
    25,500       GENERAL MOTORS CORP (CLASS E)....... $   1,326,000
    65,100     o MICROSOFT CORP......................     5,712,525
   385,150     o ORACLE CORP.........................    16,320,731
                                                      -------------
                                                         34,516,167
                                                      -------------
                CONGLOMERATES--2.48%
    37,100       AGIV AG.............................       782,799
   894,492       BTR LTD.............................     4,569,113
     4,681     o BTR LTD WTS 11/30/97................         4,942
     5,147     o BTR LTD WTS 04/30/98................         1,658
    29,748       GEVAERT PHOTO-PRODUCTION NV.........     1,869,993
   846,597       HANSON PLC..........................     2,530,271
 1,326,000       HUTCHINSON WHAMPOA LTD..............     8,077,190
     6,200       ITT INDUSTRIES, INC.................       148,800
   161,000       KEPPEL CORP.........................     1,434,147
    25,298       LAGARDERE GROUPE....................       465,559
    25,298     o LAGARDERE GROUPE WTS 06/30/97.......         9,621
   463,400       LOEWS CORP..........................    36,318,975
 3,098,000       MALAYAN UNITED INDUSTRIES BERHAD....     2,513,541
    70,080       MINNESOTA MINING &
                  MANUFACTURING CO...................     4,642,800
    26,000       ROCKWELL INTERNATIONAL CORP.........     1,374,750
 1,987,200       SIME DARBY BERHAD...................     5,283,026
   589,000       SWIRE PACIFIC LTD (CLASS A).........     4,570,486
    75,000     o TRAFALGAR HOUSE PLC.................        32,313
     8,346     o U.S. INDUSTRIES, INC................       153,357
     6,300       UNITED TECHNOLOGIES CORP............       597,712
   223,000       YTL CORP BERHAD.....................     1,405,278
                                                      -------------
                                                         76,786,331
                                                      -------------
                CONSTRUCTION--MATERIALS &
                 BUILDERS--1.77%
   226,770       BARRATT DEVELOPMENTS LTD............       869,645
       449       BILFINGER & BERGER AG...............       170,339
   437,730       BORAL LTD...........................     1,107,132
     8,539       BOUYGUES S.A........................       861,320
    98,731       CAMAS PLC...........................       113,434
     8,800       CENTEX CORP.........................       305,800
   173,000       CHIYODA CORP........................     1,710,603
    34,000       DAITO TRUST CONSTRUCTION CO LTD.....       402,107
   171,000       DAIWA HOUSE INDUSTRY CO LTD.........     2,818,045
     9,797       GTM-ENTERPOSE.......................       688,123
     2,635       HEIDELBERGER ZEMENT AG..............     1,656,886
     1,638       HOCHTIEF AG.........................       700,381
    10,657       IMETAL S.A..........................     1,274,786
   362,000       KAJIMA CORP.........................     3,579,412
   104,800       KINDEN CORP.........................     1,788,038
   204,000       KUMAGAI GUMI CO LTD.................       820,694
    22,123       LAFARGE S.A. (BR)...................     1,427,216
    84,000       MISAWA HOMES CO LTD.................       739,380
     1,770     o NEW WORLD INFRASTRUCTURE............         3,387
   826,000       OHBAYASHI-GUM LTD...................     6,565,940
    25,400     o OWENS CORNING FIBERGLAS CORP NEW....     1,139,825
   410,000       PENTA OCEAN CONSTRUCTION CO LTD.....     3,179,632
   217,737       PILKINGTON PLC......................       682,878
    54,434     o PILKINGTON PLC (FULLY PD)...........       170,718
     2,300       PULTE CORP..........................        77,337
   167,835       REDLAND PLC.........................     1,013,658
    83,618       RMC GROUP PLC.......................     1,286,568
   320,070       RUGBY GROUP PLC.....................       546,634
   251,000       SEKISUI HOUSE LTD...................     3,211,816
   323,000       SHIMIZU CORP........................     3,287,720
    13,538       ST. GOBAIN..........................     1,478,231
   454,000       TAISEI CORP.........................     3,032,341
   390,373       TAYLOR WOODROW PLC..................       712,159
   100,000       TOSTEM CORP.........................     3,325,042
   130,000       TOTO LTD............................     1,814,716
   872,533       WILSON (CONNOLLY) HOLDINGS PLC......     2,269,113
                                                      -------------
                                                         54,831,056
                                                      -------------
                COSMETICS--0.24%
    91,000       INTERNATIONAL FLAVORS &
                  FRAGRANCES, INC....................     4,368,000
     6,155       LOREAL..............................     1,649,974
   113,000       SHISEIDO & CO LTD...................     1,347,369
                                                      -------------
                                                          7,365,343
                                                      -------------
                ELECTRICAL EQUIPMENT--3.89%
    22,569       ALCATEL ALSTHOM.....................     1,948,395
    17,000       BBC BROWN, BOVERI & CIE AG. (BR)....    19,796,640
   303,360       DELTA PLC...........................     1,879,276
   639,000       FUJITSU LTD.........................     7,123,635
   207,664       GENERAL ELECTRIC CO.................    14,951,808
   517,640       GENERAL ELECTRIC CO (UNITED KINGDOM)     2,853,091
    19,000       GENERAL SIGNAL CORP.................       615,125
   752,000       HITACHI LTD.........................     7,581,483
     8,550       LEGRAND S.A.........................     1,321,704
   948,000       MITSUBISHI ELECTRIC CORP............     6,828,104
   526,000       NIPPON ELECTRIC CORP (N.E.C.).......     6,424,795
    21,430       NKT HOLDINGS........................     1,005,375
   982,000       PHILIPS ELECTRONICS NV..............    35,528,640
    12,009       SIEMENS AG..........................     6,586,369
   327,000       SUMITOMO ELECTRIC INDUSTRIES CO.....     3,930,723
    30,000       TOKYO ELECTRON CO LTD...............     1,163,280
    69,800       WESTINGHOUSE ELECTRIC CORP..........     1,151,700
                                                      -------------
                                                        120,690,143
                                                      -------------
                ELECTRICAL EQUIPMENT--
                 COMPONENTS DIVERSIFIED--2.04%
   363,000       AMP, INC............................    13,930,125
    44,000       AVX CORP............................     1,166,000
     5,680     o DOVATRON INTERNATIONAL, INC.........       191,700
   170,874       INTEL CORP..........................     9,697,099
    45,000       KYOCERA CORP........................     3,345,884
   462,000       MINEBEA CO LTD......................     3,878,491
   191,974       MOTOROLA, INC.......................    10,942,518
       200       MURATA MANUFACTURING CO LTD.........         7,367
   360,000     o NOKIA CORP ADR A....................    13,995,000
   117,000       OMRON TATEISI ELECTRONICS CO........     2,699,391
   538,030       OXFORD INSTRUMENTS GROUP PLC........     3,383,148
                                                      -------------
                                                         63,236,723
                                                      -------------
                ELECTRICAL EQUIPMENT--
                 INSTRUMENTS--0.54%
    34,200     o APPLIED MATERIALS, INC..............     1,346,625
    67,000       CANON, INC..........................     1,214,561
   166,000       FUJI PHOTO FILM CO LTD..............     4,795,427
   256,000       KONIKA..............................     1,856,284
    58,200       LORAL CORP..........................     2,058,825
    19,200       PERKIN-ELMER CORP...................       724,800
   269,000       RICOH CO LTD........................     2,946,685
   106,000       YAMAHA CORP.........................     1,911,269
                                                      -------------
                                                         16,854,476
                                                      -------------
                ENVIRONMENTAL CONTROL--0.08%
    78,300       WMX TECHNOLOGIES, INC...............     2,339,212
                                                      -------------
                FINANCIAL--MISCELLANEOUS--1.70%
    50,711       AMERICAN EXPRESS CO.................     2,098,167
       779       COMPAGNIE BANCAIRE S.A..............        87,290
    53,900       COUNTRYWIDE CREDIT INDUSTRIES, INC..     1,172,325
    14,772       CPR-COMPAGNIE PARISIENNE
                  DE REESCOMPTE......................     1,207,917
   143,000       CREDIT SAISON CO....................     3,410,155

                       See notes to financial statements.

    SHARES                                                   VALUE
    ------                                                   -----
                FINANCIAL--MISCELLANEOUS (CONTINUED)
   533,000       DAIWA SECURITIES CO LTD............. $   8,163,705
        52       DEAN WITTER DISCOVER & CO...........         2,444
        72       FEDERAL NATIONAL
                  MORTGAGE ASSOCIATION...............         8,937
    51,098       GREAT WESTERN FINANCIAL CORP........     1,302,999
     9,313       HOUSEHOLD INTERNATIONAL, INC........       550,631
        11       LEHMAN BROTHERS HOLDINGS, INC.......           233
   843,000       NOMURA SECURITIES CO LTD............    18,387,094
     1,700       PAINE WEBBER GROUP INC..............        34,000
   380,681       PROVIDENT FINANCIAL PLC.............     4,840,661
    25,900       SALOMON, INC........................       919,450
   137,791       SCHROEDERS LTD......................     2,926,621
   966,000       YAMAICHI SECURITIES CO LTD..........     7,519,616
                                                      -------------
                                                         52,632,245
                                                      -------------
                FOODS--1.74%
   200,000       AJINOMOTO CO LTD....................     2,229,620
   100,101       ARCHER DANIELS MIDLAND CO...........     1,801,818
   509,440       ASSOCIATED BRITISH FOODS PLC........     2,918,629
     1,220       AULT FOODS LTD......................        13,529
   199,881       CADBURY SCHWEPPES LTD...............     1,650,983
    45,200       CAMPBELL SOUP CO....................     2,712,000
     4,582       DANONE GROUP........................       757,029
     1,138       ERIDANIA BEGHIN SAY.................       195,464
    53,000       EZAKI GLICO CO LTD..................       512,754
    25,300       GENERAL MILLS, INC..................     1,461,075
    59,550       HEINZ (H.J.) CO.....................     1,972,593
   188,000       HOUSE FOODS CORP....................     3,389,797
    31,095       KORN-OG FODERSTOF KOMPAGNIET AS.....     1,346,587
   226,000       MEIJI SEIKA KAISHA LTD..............     1,362,704
   603,000       NESTLE MALAYSIA BERHAD..............     4,417,410
     6,469       NESTLE S.A. (REGD)..................     7,173,409
   270,000       NICHIREI CORP.......................     1,753,644
   298,000     o NIPPON SUISAN KAISHA LTD............     1,233,522
   552,000       PRIMA LTD...........................     2,107,318
    28,000       QUAKER OATS CO......................       966,000
    39,300     o RALCORP HOLDINGS, INC...............       953,025
       356       RALSTON PURINA GROUP................        22,205
   104,000       SARA LEE CORP.......................     3,315,000
   227,334     o SME-SOCIETA MERIDIONALE FINANZIARIA.       464,750
   104,000       SNOW BRAND MILK.....................       665,396
   221,000       TAKARA SHUZO CO LTD.................     2,114,523
   201,613       UNILEVER LTD........................     4,141,312
   209,057       UNITED BISCUITS HOLDINGS PLC........       830,929
    84,000       YAMAZAKI BAKING CO LTD..............     1,563,448
                                                      -------------
                                                         54,046,473
                                                      -------------
                FOREST PRODUCTS--1.33%
   300,369       ARJO WIGGINS APPLETON PLC...........       769,482
   224,400       BOISE CASCADE CORP..................     7,769,850
     5,000       CHAMPION INTERNATIONAL CORP.........       210,000
     7,700       GEORGIA-PACIFIC CORP................       528,412
   160,000       MO OCH DOMSJO AB SERIES B FREE......     6,832,253
    11,370     o PAPIERWERKE WALDHOF-ASCHAFFENBURG...     1,692,036
        75       RAYONIER, INC.......................         2,503
   975,766       REXAM PLC...........................     5,363,008
   670,000       STORA KOPPARBERG BERGSLAGS
                  SERIES A FREE......................     7,885,459
    37,300       WEYERHAEUSER CO.....................     1,613,225
   154,000       WILLAMETTE INDUSTRIES, INC..........     8,662,500
                                                      -------------
                                                         41,328,728
                                                      -------------
                HEALTHCARE--DRUGS--4.36%
    36,532       AMERICAN HOME PRODUCTS CORP.........     3,543,604
   185,000       BANYU PHARMACEUTICAL CO LTD.........     2,277,605
    73,463       BRISTOL MYERS SQUIBB CO.............     6,308,635
   110,000       CHUGAI PHARMACEUTICAL CO LTD........     1,054,610
     6,871       CIBA-GEIGY AG. (BR).................     6,030,857
     5,364       CIBA-GEIGY AG. (REGD)...............     4,731,431
    94,000       DAIICHI SEIYAKU.....................     1,339,516
 1,041,306       GLAXO WELLCOME PLC..................    14,793,095
    76,000       KISSEI PHARMACEUTICALS CO LTD.......     2,298,641
   188,000       KYOWA HAKKO KOGYO...................     1,775,087
    55,762       LILLY (ELI) & CO....................     3,136,612
   160,782       MERCK & CO, INC.....................    10,571,416
    73,200       MOCHIDA PHARMACEUTICAL CO LTD.......     1,014,729
   126,362       PFIZER, INC.........................     7,960,806
        87       ROCHE HOLDINGS AG. (BR).............     1,221,039
     2,807       ROCHE HOLDINGS AG. (GENUSSCHEINE)...    22,259,379
     7,322       SANDOZ AG. (REGD)...................     6,719,414
   111,100       SANKYO CO LTD.......................     2,498,647
   101,500       SCHERING-PLOUGH CORP................     5,557,125
   495,633       SMITHKLINE BEECHAM PLC (CLASS A)....     5,463,590
   357,230       SMITHKLINE BEECHAM/BECKMAN (UNITS)..     3,893,539
   371,100       TAISHO PHARMACEUTICAL CO LTD........     7,338,784
   170,000       TAKEDA CHEMICAL INDUSTRY LTD........     2,801,566
   201,000       TANABE SEIYAKU CO LTD...............     1,447,731
    19,800       WARNER-LAMBERT CO...................     1,923,075
    86,000       YAMANOUCHI PHARMACEUTICAL CO........     1,850,778
   269,416       ZENECA GROUP PLC....................     5,211,959
                                                      -------------
                                                        135,023,270
                                                      -------------
                HEALTHCARE--HOSPITAL SUPPLY--0.69%
   113,733       ABBOTT LABORATORIES.................     4,748,352
    73,500       BAXTER INTERNATIONAL, INC...........     3,077,812
    49,275       GUIDANT CORP........................     2,081,868
   133,219       JOHNSON & JOHNSON...................    11,406,876
                                                      -------------
                                                         21,314,908
                                                      -------------
                HEALTHCARE--OTHER--0.03%
    39,750       CAREMARK INTERNATIONAL, INC.........       720,468
       463       ESSILOR INTERNATIONAL...............        88,614
                                                      -------------
                                                            809,082
                                                      -------------
                HEALTHCARE--SERVICE--3.77%
 1,200,333      +ADAC LABORATORIES, INC NEW..........    14,554,037
 1,383,000       COLUMBIA/HCA HEALTHCARE CORP........    70,187,250
 2,506,700    +o COMMUNITY PSYCHIATRIC CENTERS.......    30,707,075
       180     o TRANSPORT HOLDINGS, INC (CLASS A)...         7,335
    31,650       U.S. HEALTHCARE, INC................     1,471,725
                                                      -------------
                                                        116,927,422
                                                      -------------
                HOUSEHOLD
                 --CONSUMER ELECTRONICS--1.00%
   893,000       MATSUSHITA ELECTRIC
                  INDUSTRIAL CO LTD..................    14,543,326
    84,000       PIONEER ELECTRONIC CORP.............     1,539,019
   562,000       SANYO ELECTRIC CO LTD...............     3,241,576
   342,000       SHARP CORP..........................     5,470,324
   101,400       SONY CORP...........................     6,084,594
                                                      -------------
                                                         30,878,839
                                                      -------------
                HOUSEHOLD--DURABLE GOODS--0.07%
       300       BLACK & DECKER CORP.................        10,575
    62,700       MAYTAG CO...........................     1,269,675
    32,400       SHAW INDUSTRIES, INC................       477,900
     9,700       WHIRLPOOL CORP......................       516,525
                                                      -------------
                                                          2,274,675
                                                      -------------
                HOUSEHOLD--PRODUCTS--0.36%
     4,096       BIC.................................       417,095
   137,000       KAO CORP............................     1,699,939
    96,400       PROCTER & GAMBLE CO.................     8,001,200
    22,600       TAMBRANDS, INC......................     1,079,150
                                                      -------------
                                                         11,197,384
                                                      -------------

                       See notes to financial statements.

    SHARES                                                  VALUE
    ------                                                  -----
                INSURANCE--BROKERS & OTHER--0.01%
     6,200     o ITT HARTFORD GROUP, INC............. $     299,925
                                                      -------------
                INSURANCE--LIFE--0.11%
   131,414       LEGAL & GENERAL GROUP PLC...........     1,367,023
   301,775       PRUDENTIAL CORP PLC.................     1,944,423
       450       SUNAMERICA, INC.....................        21,375
                                                      -------------
                                                          3,332,821
                                                      -------------
                INSURANCE--MULTI-LINE,
                 PROPERTY & CASUALTY--2.25%
       910       AACHENER & MUNCHENER BETEIL (BR)....       578,565
     1,735       AACHENER & MUNCHENER BERTEIL
                  (REGD).............................     1,309,160
    58,116       ALLEANZA ASSICURAZIONI (S/S) NON CV.       408,235
     3,609       ALLIANZ AG. (REGD)..................     7,050,073
    13,768       ALLSTATE CORP.......................       566,209
    65,787       AMERICAN INTERNATIONAL GROUP, INC...     6,085,297
   182,930       ASSICURAZIONI GENERALI S.P.A........     4,431,204
       349       AXA S.A.............................        23,549
    19,400       CHUBB CORP..........................     1,876,950
    18,000       CIGNA CORP..........................     1,858,500
     1,410       COLONIA KONZERN AG. (REGD)..........     1,182,142
   136,791       COMMERICAL UNION ASSURANCE CO LTD...     1,333,757
     4,863       FORTIS AG...........................       590,732
       135     o FORTIS AG. NPV (VVPR)...............        16,169
   467,782       GENERAL ACCIDENT PLC................     4,728,071
    17,000       GENERAL REINSURANCE CORP............     2,635,000
   710,160       GUARDIAN ROYAL EXCHANGE
                  ASSURANCE PLC......................     3,043,160
    18,900       LINCOLN NATIONAL CORP...............     1,015,875
   311,000       MITSUI TAISHO MARINE & FIRE CO LTD..     2,218,917
     2,093       MUNCHENER RUECKVERSICHERUNGS-
                  GESELLSCHAFT (REGD) (P/P)..........     4,562,400
       115     o MUNCHENER RUECKVERSICHERUNGS-
                  GESELLSCHAFT (REGD) (P/P)
                  WTS 03/13/98.......................        15,747
   323,000       NIPPON FIRE & MARINE
                  INSURANCE CO LTD...................     2,191,813
   536,869       ROYAL INSURANCE PLC.................     3,184,133
    17,800       ST. PAUL COS, INC NOTES.............       990,125
   261,000       SUMITOMO MARINE & FIRE INSURANCE CO.     2,145,553
   409,000       TOKIO MARINE & FIRE INSURANCE CO LTD     5,352,542
       163       TRAVELERS GROUP, INC................        10,248
    34,733       ZURICH INSURANCE CO (REGD)..........    10,413,558
                                                      -------------
                                                         69,817,684
                                                      -------------
                LEISURE TIME--3.30%
    17,300       BRUNSWICK CORP......................       415,200
   968,600     o CARMIKE CINEMAS, INC (CLASS A)......    21,793,500
 2,554,800       CARNIVAL CORP (CLASS A).............    62,273,250
    97,420       DISNEY (WALT) CO....................     5,747,780
   320,595       FORTE PLC...........................     1,645,082
    25,250     o HARRAHS ENTERTAINMENT, INC..........       612,312
     9,500       INTERNATIONAL GAME TECHNOLOGY.......       103,312
     6,200     o ITT CORP (NEW)......................       328,600
   503,842       LADBROKE GROUP PLC..................     1,146,018
 1,817,000       MAGNUM CORP BERHAD..................     3,435,054
       535       SALOMON S.A.........................       311,777
    46,000       SEGA ENTERPRISES LTD................     2,541,766
    75,400       THORN EMI LTD.......................     1,775,891
                                                      -------------
                                                        102,129,542
                                                      -------------
                MACHINERY--2.24%
   122,000       AMANO CORP..........................     1,537,468
    18,530     o BREMER VULKAN AG....................       515,909
    36,400       CATERPILLAR, INC....................     2,138,500
    60,000       COBHAM GROUP PLC....................       438,764
    19,269     o COOPER CAMERON CORP.................       684,049
    21,936       COOPER INDUSTRIES, INC..............       806,148
   172,000       DAIKIN INDUSTRIES...................     1,684,041
    47,400       DEERE & CO..........................     1,670,850
   140,000       EBARA CORP..........................     2,049,311
     5,936     o FAG KUGELFISCHER (GEORGE)
                  SCHAFER & CO.......................       767,247
     6,000       FANUC LTD...........................       259,993
       841       FISCHER (GEORGE) LTD (BR)...........     1,096,288
        21       FISCHER (GEORGE) LTD (REGD).........         5,292
   261,690       IMI PLC.............................     1,334,695
     4,253       INDUSTRIE-WERKE KARLSRUHE
                  AUGSBURG AG........................       775,542
    63,450       JOHNSON MATTHEY PLC.................       515,220
   299,000       KOMATSU LTD.........................     2,463,730
   467,000       KUBOTA LTD..........................     3,010,520
       120       LINDE AG............................        70,174
       895       MAN AG. (STAMM).....................       242,618
     8,539       MANNESMANN AG.......................     2,724,630
   881,000       MITSUBISHI HEAVY INDUSTRIES LTD.....     7,028,760
   110,000       SIDEL...............................    34,323,677
    12,500       SUNDSTRAND CORP.....................       879,687
   109,000       TOYOTA AUTOMATIC LOOM WORKS LTD.....     1,954,795
    61,000       TSUGAMI CORP........................       340,608
                                                      -------------
                                                         69,318,516
                                                      -------------
                METALS--ALUMINIUM--0.18%
    59,000       ALUMINUM CO OF AMERICA..............     3,119,625
    78,000       TOYO SEIKAN KAISHA LTD..............     2,336,447
                                                      -------------
                                                          5,456,072
                                                      -------------
                METALS--GOLD--0.07%
    26,500       BARRICK GOLD CORP...................       699,465
    55,700       BARRICK GOLD CORP (U.S.)............     1,469,087
                                                      -------------
                                                          2,168,552
                                                      -------------
                METALS--NON-FERROUS--0.81%
    65,600       CYPRUS AMAX MINERALS CO.............     1,713,800
    25,681       INCO LTD............................       849,663
   566,000       MITSUBISHI MATERIALS................     2,935,440
 1,334,000       NIKKO KYODO CO......................     4,474,401
   687,000       NIPPON LIGHT METAL CO LTD...........     3,942,588
    38,850       RIO TINTO ZINC CORP LTD PLC (BR)....       568,803
   372,640       RIO TINTO ZINC CORP LTD PLC (REGD)..     5,415,329
 1,164,000       STRAITS TRADING CO..................     2,732,048
   275,000       SUMITOMO METAL MINING CO LTD........     2,473,908
                                                      -------------
                                                         25,105,980
                                                      -------------
                METALS--STEEL--1.16%
 1,175,000       AMSTEEL CORP BERHAD.................       874,655
   930,000       AVESTA SHEFFIELD AB.................     8,209,116
   107,000     o BETHLEHEM STEEL CORP................     1,498,000
   473,060       BRITISH STEEL PLC...................     1,195,354
   849,000       KAWASAKI STEEL CORP.................     2,962,874
   882,000     o KOBE STEEL LTD......................     2,727,484
 1,867,000       NIPPON STEEL CORP...................     6,406,939
 1,900,000     o NKK CORP............................     5,120,370
     5,813       PREUSSAG AKTIEGESELLSCHAFT AG.......     1,628,599
   968,000     o SUMITOMO METAL INDUSTRIES LTD.......     2,937,126
     9,172     o THYSSEN AG..........................     1,669,967
    23,200       USX-U.S. STEEL GROUP................       713,400
                                                      -------------
                                                         35,943,884
                                                      -------------

                       See notes to financial statements.

    SHARES                                                  VALUE
    ------                                                  -----
                MISCELLANEOUS MATERIALS
                 & COMMODITIES--0.20%
   309,000       ASAHI GLASS CO LTD.................. $   3,444,762
   769,000     o KEMAYAN OIL PALMS BERHAD............     1,072,178
   412,000       NIPPON SHEET GLASS CO LTD...........     1,793,273
                                                      -------------
                                                          6,310,213
                                                      -------------
                OFFICE EQUIPMENT--3.14%
    88,026       HEWLETT-PACKARD CO..................     7,372,177
   349,390     * INTERNATIONAL BUSINESS
                  MACHINES CORP......................    32,056,532
   422,700       XEROX CORP..........................    57,909,900
                                                      -------------
                                                         97,338,609
                                                      -------------
                PAPER--0.23%
   164,000     o DAISHOWA PAPER MANUFACTURING CO.....     1,271,852
    92,000       HONSHU PAPER CO LTD.................       563,647
    39,200       INTERNATIONAL PAPER CO..............     1,484,700
   188,000       NEW OJI PAPER CO LTD................     1,702,188
   287,000       NIPPON PAPER INDUSTRIES CO..........     1,994,821
                                                      -------------
                                                          7,017,208
                                                      -------------
                PETROLEUM--EXPLORATION
                 & PRODUCTION--0.87%
   217,466       LONDON & SCOTTISH MARINE OIL PLC....       590,866
        24       MURPHY OIL CORP.....................           996
 1,969,000       SAGA PETROLEUM AS SERIES A..........    26,333,873
                                                      -------------
                                                         26,925,735
                                                      -------------
                PETROLEUM--INTEGRATED--1.62%
    41,900       AMOCO CORP .........................     3,011,562
    60,000       ARABIAN OIL CO LTD .................     2,501,052
     6,100       ATLANTIC RICHFIELD CO ..............       675,575
 1,643,009       BRITISH PETROLEUM PLC ..............    13,749,543
    30,350       BROKEN HILL PROPRIETARY CO LTD .....       428,969
   264,676       BURMAH CASTROL PLC .................     3,838,141
    36,500       CHEVRON CORP .......................     1,916,250
   304,000       COSMO OIL CO LTD ...................     1,662,094
    16,800       EXXON CORP .........................     1,346,100
    39,000     o GULF CANADA RESOURCES LTD ..........       160,844
   313,000       MITSUBISHI OIL CO LTD ..............     2,782,381
    33,600       MOBIL CORP .........................     3,763,200
   573,000       NIPPON OIL CO LTD ..................     3,599,420
    21,100       OCCIDENTAL PETROLEUM CORP ..........       451,012
       490       PETROFINA S.A. .....................       151,012
        24     o PETROFINA S.A. WTS 06/03/97 ........           293
    88,908       REPSOL S.A. ........................     2,913,152
    54,532       SOCIETE NATIONALE ELF AQUITAINE ....     4,023,134
    12,200       SUN CO, INC ........................       333,975
    65,156       UNOCAL CORP ........................     1,897,668
     5,900     o USX-DELHI GROUP .....................       61,212
    51,200       USX-MARATHON GROUP, INC NEW ........       998,400
                                                      -------------
                                                         50,264,989
                                                      -------------
                PETROLEUM--SERVICE--2.59%
    22,900       DRESSER INDUSTRIES, INC.............       558,187
    24,720     o GLOBAL INDUSTRIAL TECHNOLOGIES, INC.       466,590
 2,310,000     + IHC CALAND NV.......................    77,811,689
    26,500       MCDERMOTT INTERNATIONAL, INC........       583,000
   112,180     o MCMORAN OIL & GAS CO................       385,618
    10,300     o WESTERN ATLAS, INC..................       520,150
                                                      -------------
                                                         80,325,234
                                                      -------------
                PHOTOGRAPHY--0.18%
    81,100       EASTMAN KODAK CO....................     5,433,700
                                                      -------------
                PROPERTY--REAL ESTATE--1.34%
   530,000       CHEUNG KONG HOLDINGS LTD............     3,228,439
   196,560       CITY DEVELOPMENT LTD................     1,431,296
    13,665     o CITY DEVELOPMENT LTD WTS 07/18/98...        71,488
   379,000       DAIKYO, INC.........................     2,829,000
   187,457       HAMMERSON PLC.......................     1,025,936
   475,000     o IGB CORP BERHAD.....................       426,546
   184,492       LAND SECURITIES PLC.................     1,767,348
   452,000       MITSUBISHI ESTATE CO LTD............     5,652,377
   414,000       MITSUI FUDOSAN CO LTD...............     5,096,911
 1,062,128       NEW WORLD DEVELOPMENT CO LTD........     4,629,165
     1,420       SEFIMEG.............................        94,366
     2,254       SIMCO...............................       214,315
        99     o SIMCO (REGD) NEW.....................        8,992
   605,900       SUN HUNG KAI PROPERTIES LTD.........     4,956,297
     5,918     o TRIZEC CORP LTD WTS 07/25/99.........        6,161
 2,927,000       UNITED OVERSEAS LAND LTD............     5,566,372
 1,387,000       WHARF HOLDINGS LTD..................     4,619,017
                                                      -------------
                                                         41,624,026
                                                      -------------
                PUBLISHING--NEWSPAPER--0.25%
    15,997     o COX COMMUNICATIONS, INC
                    (CLASS A) NEW....................       311,941
    28,900       GANNETT CO, INC.....................     1,773,737
   357,400       SCHIBSTED AS........................     4,864,803
    19,500       TIMES MIRROR CO SERIES A NEW........       660,562
                                                      -------------
                                                          7,611,043
                                                      -------------
                PUBLISHING--OTHER--1.49%
   222,000       DAI NIPPON PRINTING CO LTD..........     3,766,119
    66,315       DE LA RUE CO PLC....................       670,273
    36,100       DONNELLEY (R.R.) & SONS CO..........     1,421,437
     8,200       DUN & BRADSTREET CORP...............       530,950
 2,343,000       ELSEVIER UTIGEVERSMIJ NV............    31,277,005
     8,200       MCGRAW HILL COS, INC................       714,425
   101,010       REED INTERNATIONAL PLC..............     1,540,052
    15,529       TIME WARNER, INC....................       588,160
   432,000       TOPPAN PRINTING CO..................     5,695,418
                                                      -------------
                                                         46,203,839
                                                      -------------
                RAILROAD--0.77%
     2,800       BURLINGTON NORTHERN SANTA FE CORP...       218,400
    29,700       CANADIAN PACIFIC LTD................       541,673
     2,996       CSX CORP............................       136,692
   339,250     o HANKYU CORP.........................     1,858,109
   733,000       KINKI NIPPON RAILWAY CO LTD.........     5,542,447
   395,090       NAGOYA RAILROAD CO LTD..............     1,991,601
   323,000       NIPPON EXPRESS CO LTD...............     3,112,375
    13,100       NORFOLK SOUTHERN CORP...............     1,039,812
   265,000       ODAKYU ELECTRIC RAILWAY CO LTD......     1,811,081
   364,080       TOBU RAILWAY CO LTD.................     2,279,986
   596,000       TOKYU CORP..........................     4,211,887
    18,900       UNION PACIFIC CORP..................     1,247,400
                                                      -------------
                                                         23,991,463
                                                      -------------
                RESTAURANTS & HOTELS--0.40%
    11,524       ACCOR S.A...........................     1,493,960
    77,000       FUJITA KANKO, INC...................     1,701,878
   139,866       MCDONALDS CORP......................     6,311,453
     3,909       MOEVENPICK HOLDINGS (BR)............     1,443,751
     5,475     o PROMUS HOTEL CORP...................       121,818
 1,268,000     o REGAL HOTELS INTERNATIONAL LTD......       298,460
    29,800       SYSCO CORP..........................       968,500
                                                      -------------
                                                         12,339,820
                                                      -------------
                RETAIL--FOOD--0.67%
   132,300       ALBERTSONS, INC.....................     4,349,362
    33,700       AMERICAN STORES CO, NEW.............       901,475
   439,339       ARGYLL GROUP PLC....................     2,319,200
     4,530       CARREFOUR SUPERMARKETS..............     2,751,993
 4,588,210       DAIRY FARM INTERNATIONAL
                  HOLDINGS LTD.......................     4,221,153

                       See notes to financial statements.

    SHARES                                                  VALUE
    ------                                                  -----
                RETAIL--FOOD (CONTINUED)
    33,000       DELHAIZE FRERES NV.................. $   1,374,722
   321,732       SAINSBURY (J) PLC...................     1,963,117
     2,800       SUPERVALU, INC......................        88,200
   359,924       TESCO PLC...........................     1,659,689
    30,600       WINN DIXIE STORES, INC..............     1,128,375
                                                      -------------
                                                         20,757,286
                                                      -------------
                RETAIL--GENERAL MERCHANDISE--3.91%
   430,000     o ADIDAS AG...........................    22,802,362
     1,262       ASKO DEUTSCHE KAUFHAUS AG...........       661,287
   114,280       BOOTS CO LTD........................     1,039,746
   620,400       CIRCUIT CITY STORES, INC............    17,138,550
       575       COMPTOIRS MODERNES..................       186,944
   247,000       DAIEI, INC..........................     2,993,022
   207,000       DAIMARU, INC........................     1,605,326
    11,500       DAYTON HUDSON CORP..................       862,500
   627,020       GREAT UNIVERSAL STORES PLC..........     6,668,552
   125,800       HOME DEPOT, INC.....................     6,022,675
    80,000       ISETAN..............................     1,318,384
   109,000       ITO-YOKADO CO LTD...................     6,720,268
   112,000       JUSCO CO LTD........................     2,920,608
    28,082       K MART CORP.........................       203,594
     2,750       KARSTADT AG.........................     1,123,978
     1,841       KAUFHOF HOLDING AG..................       562,088
   134,494       KINGFISHER PLC......................     1,131,779
    74,500       LIMITED, INC........................     1,294,437
   806,366       MARKS & SPENCER PLC.................     5,633,837
   147,000       MARUI CO LTD........................     3,063,788
    54,400       MAY DEPARTMENT STORES CO............     2,298,400
     2,087       MERKUR HOLDINGS AG. (REGD)..........       458,860
   248,000       MITSUKOSHI LTD......................     2,331,988
    41,970       NEXT PLC............................       297,141
   162,000       NICHII CO LTD.......................     2,151,486
    31,500       PENNEY, (J.C.) CO, INC..............     1,500,187
   354,643       SEARS PLC...........................       572,643
    44,200       SEARS ROEBUCK & CO..................     1,723,800
    90,590       SEVEN-ELEVEN JAPAN CO LTD...........     6,393,146
    57,600     o TOYS R US, INC......................     1,252,800
   428,658       WAL-MART STORES, INC................     9,591,222
   291,200       WALGREEN CO.........................     8,699,600
                                                      -------------
                                                        121,224,998
                                                      -------------
                TEXTILE & APPAREL--0.61%
     2,962       CHARGEURS S.A.......................       594,761
     4,798       COATS VIYELLA PLC...................        13,036
   137,990       COURTAULDS TEXTILES PLC.............       762,706
   338,711       DAWSON INTERNATIONAL PLC............       567,953
    12,590       DOLLFUS-MIEG & CIE..................       514,618
 1,622,000     o KANEBO LTD..........................     4,025,259
    33,900       NIKE, INC (CLASS B).................     2,360,287
   187,000       NISSHINBO INDUSTRY, INC.............     1,812,778
   154,000       ONWARD KASHIYMA CO LTD..............     2,508,031
   859,000       TORAY INDUSTRIES, INC...............     5,662,459
                                                      -------------
                                                         18,821,888
                                                      -------------
                TOBACCO--2.66%
   687,191       B.A.T. INDUSTRIES LTD...............     6,054,843
   842,145       PHILIP MORRIS COS, INC..............    76,214,122
       556       RJR NABISCO HOLDINGS CORP...........        17,166
     5,810       TABACALERA S.A. SERIES A (REGD).....       220,302
                                                      -------------
                                                         82,506,433
                                                      -------------
                TRADING COMPANIES--0.47%
   100,000       ITOCHU CORP.........................       673,733
   473,000       MARUBENI CORP.......................     2,563,161
   402,000       MITSUBISHI CORP.....................     4,949,174
   416,000       MITSUI & CO LTD.....................     3,653,629
   257,000       SUMITOMO CORP.......................     2,615,925
                                                      -------------
                                                         14,455,622
                                                      -------------
                TRUCKERS & SHIPPING--0.84%
   851,600       AWILCO AS SERIES B..................     7,885,038
 2,160,000     o CHUAN HUP HOLDINGS..................     1,954,614
        36       DAMPSKIBSSELSKABET AF 1912
                  (CLASS B)..........................       688,559
        26       DAMPSKIBSSELSKABET SVENDBORG
                  (CLASS B)..........................       717,790
   396,000     o MITSUI OSK LINES LTD................     1,270,650
 2,908,000       NEPTUNE ORIENT LINES LTD............     3,268,803
   636,000       NIPPON YUSEN K.K....................     3,693,065
   100,000     o NORDIC AMERICAN TANKER SHIP
                  WTS 09/30/97.......................       350,000
    75,000       OCEAN GROUP PLC.....................       451,806
   138,799       PENINSULAR & ORIENTAL STEAM
                  NAVIGATION CO......................     1,025,776
    11,600       ROADWAY SERVICES, INC...............       566,950
       200       RYDER SYSTEMS, INC..................         4,950
    78,000       SEINO TRANSPORTATION CO LTD.........     1,308,108
   244,758       YAMATO TRANSPORT CO LTD.............     2,918,401
                                                      -------------
                                                         26,104,510
                                                      -------------
                UTILITIES--ELECTRIC--2.01%
    14,200       BALTIMORE GAS & ELECTRIC CO.........       404,700
 1,286,000       CHINA LIGHT & POWER CO LTD..........     5,920,888
     8,700       DOMINION RESOURCES, INC.............       358,875
   197,488       EAST MIDLANDS ELECTRICITY PLC.......     2,045,154
   459,550       EDISON..............................     1,980,292
    10,950       ELECTRABEL NV (VVPR)................     2,604,490
    33,227       EMPRESA NACIONAL DE ELECTRIDAD S.A..     1,881,625
    36,604       IBERDROLA 1 S.A.....................       334,916
   293,910       KANSAI ELECTRIC POWER CO, INC.......     7,122,908
   140,808     o NATIONAL GRID GROUP.................       436,143
   761,600       NATIONAL POWER PLC..................     5,315,158
   138,900       PACIFIC GAS & ELECTRIC CO...........     3,941,287
     7,291       RHEIN-WESTFALEN ELECTRIC AG. (STAMM)     2,648,866
   186,372       SCOTTISH POWER PLC..................     1,070,636
 1,824,000       SHUN TAK ENTERPRISES CORP LTD.......     1,285,633
   824,000       TENAGA NASIONAL BERHAD..............     3,245,373
   156,954       TOHOKU ELECTRIC POWER CO, INC.......     3,788,565
   453,187       TOKYO ELECTRIC POWER CO, INC........    12,125,217
       600       TRACTEBEL NV........................       252,803
    95,000       VEBA AG.............................     4,042,132
     3,799       VIAG AG.............................     1,526,183
                                                      -------------
                                                         62,331,844
                                                      -------------
                UTILITIES--GAS & PIPELINE--1.07%
 1,067,670       BRITISH GAS CORP PLC................     4,210,467
    27,000     o COASTAL CORP........................     1,005,750
    34,900       EASTERN ENTERPRISES.................     1,230,225
     6,287       ENERGIA E INDUSTRIAS ARAGONESAS S.A.        23,994
    84,000       ENRON CORP..........................     3,202,500
    23,141       GENERALE DES EAUX...................     2,313,389
   165,592       IPL ENERGY, INC.....................     3,869,967
 1,955,000       OSAKA GAS CO LTD....................     6,765,781
    19,000       PANHANDLE EASTERN CORP..............       529,625
 2,875,000       TOKYO GAS CO LTD....................    10,144,771
                                                      -------------
                                                         33,296,469
                                                      -------------

    SHARES                                                  VALUE
    ------                                                  -----
                UTILITIES--OTHER--0.51%
   470,890       ANGLIAN WATER PLC .................. $   4,423,178
   556,310       NORTH WEST WATER PLC ...............     5,320,557
   702,956       THAMES WATER PLC ...................     6,133,721
                                                      -------------
                                                         15,877,456
                                                      -------------
                UTILITIES--TELEPHONE--2.31%
   259,419       AT & T CORP ........................    16,797,380
    36,600       BELL ATLANTIC CORP .................     2,447,625
   139,594       BELLSOUTH CORP .....................     6,072,339
 2,433,981       BRITISH TELECOMMUNICATIONS PLC .....    13,377,656
   407,749       CABLE & WIRELESS PLC ...............     2,912,127
 4,399,800       HONG KONG TELECOMMUNICATIONS LTD ...     7,852,499
    69,301       PACIFIC TELESIS GROUP ..............     2,330,246
    33,900       SOUTHERN NEW ENGLAND
                  TELECOMMUNICATIONS CORP ...........     1,347,525
    63,250       SPRINT CORP ........................     2,522,093
   869,999       TELECOM ITALIA S.P.A. ..............     1,353,805
   869,999     o TELECOM ITALIA MOBILE S.P.A. .......     1,531,937
   234,503       TELEFONICA DE ESPANA S.A. ..........     3,247,453
   738,000       TELEKOM MALAYSIA BERHAD ............     5,755,181
 1,129,704       VODAFONE GROUP PLC .................     4,042,920
                                                      -------------
                                                         71,590,786
                                                      -------------
              TOTAL COMMON STOCK
               (COST $2,557,751,362) ................ 2,896,751,185
                                                      -------------
     PAR
    VALUE
    -----

              SHORT TERM INVESTMENTS--8.06%
               BANKERS ACCEPTANCES--0.26%
                 NATIONS BANK OF TEXAS
 8,000,000       * 5.630%,  02/02/96 ................      7,959,335
                                                        ------------
               COMMERCIAL PAPER--3.49%
                 AMERICAN EXPRESS CREDIT CORP
 8,600,000         5.610%,  03/12/96 ................      8,501,563
                 ASSOCIATES CORP OF NORTH AMERICA
 8,600,000         5.610%,  03/11/96 ................      8,502,929
                 BURLINGTON NORTHERN SANTA FE
 5,000,000         5.950%,  01/22/96 ................      4,981,786
                 CAMPBELL SOUP CO
 4,677,000       # 5.620%,  01/08/96 ................      4,670,795
                 CIESCO LP
 8,600,000         5.600%,  01/29/96 ................      8,559,279
                 CONAGRA, INC
 8,600,000         6.030%,  01/31/96 ................      8,555,896
                 COOPER INDUSTRIES, INC
 8,000,000         5.900%,  01/02/96 ................      7,997,768
                 DILLARD INVESTMENT CO, INC
 8,600,000         5.850%,  01/11/96 ................      8,584,471
                 DUPONT (E.I.) DE NEMOURS & CO
 4,680,000         5.630%,  01/10/96 ................      4,672,259
                 EL PASO NATURAL GAS CO
 3,460,000         5.880%,  02/05/96 ................      3,439,363
                 GENERAL SIGNAL CORP
 1,230,000         5.750%,  02/13/96 ................      1,221,324
                 GOLDMAN SACHS GROUP, LP
 8,600,000         6.050%,  01/11/96 ................      8,584,567
                 MCI COMMUNICATIONS CORP
 8,450,000         5.700%,  01/17/96 ................      8,426,541
                 NATIONAL RURAL UTILITIES
                  COOPERATIVE FINANCE
 8,000,000       * 5.680%,  02/07/96 ................      7,950,435
                 NATIONSBANK CORP
 5,000,000         5.580%,  02/15/96 ................      4,963,416
                 UNION OIL CO OF CALIFORNIA
 8,600,000         5.900%,  02/06/96 ................      8,547,291
                                                      --------------
                                                         108,159,683
                                                      --------------
              GOVERNMENT AGENCIES--4.31%
                 FEDERAL HOME LOAN BANK
26,000,000         5.450%,  01/22/96 ................     25,908,898
20,000,000         5.300%,  03/20/96 ................     19,751,232
                 FEDERAL HOME LOAN MORTGAGE CORP
29,800,000         5.550%,  01/09/96 ................     29,757,559
                 FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION
20,000,000       * 5.670%,  01/04/96 ................     19,987,400
30,000,000       * 5.520%,  02/08/96 ................     29,818,208
 3,915,000         5.450%,  03/19/96 ................      3,866,944
 4,670,000         5.350%,  04/24/96 ................      4,587,001
                                                      --------------
                                                         133,677,242
                                                      --------------
              TOTAL SHORT TERM INVESTMENTS
               (COST $249,869,965) ..................    249,796,260
                                                      --------------
                 ROUNDING ...........................            284
                                                      --------------
              TOTAL PORTFOLIO
               (COST $2,861,882,876) ................ $3,196,835,727
                                                      ==============
----------------
o NON-INCOME PRODUCING
+ AFFILIATE HOLDING
# RESTRICTED
* ALL OR A PORTION OF THIS SECURITY HAS BEEN SEGREGATED BY THE CUSTODIAN TO COVER MARGIN OR OTHER REQUIREMENTS ON OPEN FUTURES CONTRACTS, COVERED CALL OPTIONS WRITTEN AND SECURITIES PURCHASED ON A DELAYED DELIVERY BASIS.


                         See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
         TRANSACTIONS WITH AFFILIATED COMPANIES--GLOBAL EQUITIES ACCOUNT
                       JANUARY 1, 1995--DECEMBER 31, 1995

                                    VALUE AT           PURCHASES                      SALES
                                  DECEMBER 31,    -------------------      --------------------------    REALIZED      DIVIDEND
          ISSUE                       1994        SHARES        COST       SHARES             PROCEEDS   GAIN (LOSS)     INCOME
          -----                   ------------    -------       -----      -------            --------   -----------   --------

   ADAC LABORATORIES, INC NEW ..  $  9,452,622         --             --             --             --             --  $    576,156
 * AUTOLIV AB ..................            **    593,350   $ 26,517,098        824,900   $ 47,854,167   $ 18,441,569       525,073
 * DYNO INDUSTRIER AS ..........            **    298,300      8,366,118        577,900     14,252,307       (178,867)           --
   IHC CALAND NV ...............    58,418,682         --             --             --             --             --     2,045,540
~* INFINITY BROADCASTING
     CORP (CLASS A) ............    56,666,925  1,251,075     14,323,383        292,000     10,538,122      3,115,035            --
   COMMUNITY PSYCHIATRIC CENTERS            **    861,800      9,980,548        375,400      4,475,062        437,073       (20,203)
   WESTWOOD ONE, INC ...........            **    689,200     11,233,532             --             --             --            --
                                  ------------  ---------   ------------   ------------   ------------   ------------  ------------
   TOTAL AFFILIATED TRANSACTIONS  $124,538,229              $ 70,420,679                  $ 77,119,658   $ 21,814,810  $  3,126,566
                                  ============              ============                  ============   ============  ============


 ** NOT AN AFFILIATE AS OF DECEMBER 31, 1994
  * NOT AN AFFILIATE AS OF DECEMBER 31, 1995
  ~ SHARES OUTSTANDING INCREASED

                      See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
                    STATEMENT OF INVESTMENTS--GROWTH ACCOUNT
                                DECEMBER 31, 1995

                                     SUMMARY

                                               VALUE          %
                                               -----        -----
 PREFERRED STOCK
  FINANCIAL--MISCELLANEOUS .........     $       20,452      0.00%
  HEALTHCARE--SERVICE ..............             12,780      0.00
                                         --------------    ------
TOTAL PREFERRED STOCK
 (COST $33,958) ....................             33,232      0.00
                                         --------------    ------
COMMON STOCK
  AEROSPACE ........................            665,475      0.06
  AIR TRANSPORTATION ...............          2,069,099      0.18
  AUTOMOTIVE & RELATED .............         21,155,369      1.83
  BANKS ............................         10,541,500      0.91
  BEVERAGES ........................         38,592,187      3.34
  BROADCASTERS .....................         12,187,785      1.05
  BUSINESS SERVICES ................         15,766,107      1.36
  CHEMICALS--MAJOR .................         11,827,099      1.02
  CHEMICALS--SPECIALTY .............          9,818,734      0.85
  COMMUNICATION EQUIPMENT & SERVICES         41,175,346      3.56
  COMPUTER SERVICE .................         67,273,493      5.82
  CONGLOMERATES ....................         10,622,274      0.92
  CONSTRUCTION--MATERIALS & BUILDERS          2,740,821      0.24
  CONTAINERS .......................            764,025      0.07
  COSMETICS ........................          8,626,075      0.75
  ELECTRICAL EQUIPMENT .............         57,926,831      5.01
  ELECTRICAL EQUIPMENT--
    COMPONENTS DIVERSIFIED .........         54,182,265      4.69
  ELECTRICAL EQUIPMENT--INSTRUMENTS           3,890,548      0.34
  ENVIRONMENTAL CONTROL ............          6,161,799      0.53
  FINANCIAL--MISCELLANEOUS .........         57,529,711      4.97
  FOODS ............................         36,938,528      3.19
  FOREST PRODUCTS ..................            300,700      0.03
  HEALTHCARE--DRUGS ................         76,224,320      6.59
  HEALTHCARE--HOSPITAL SUPPLY ......         36,297,133      3.14
  HEALTHCARE--OTHER ................         16,332,102      1.41
  HEALTHCARE--SERVICE ..............         80,176,784      6.93
  HOUSEHOLD--DURABLE GOODS .........         28,310,100      2.45
  HOUSEHOLD--PRODUCTS ..............         44,614,323      3.86
  INSURANCE--BROKERS & OTHER .......          2,822,100      0.24
  INSURANCE--LIFE ..................          1,083,025      0.09
  INSURANCE--MULTI-LINE,
    PROPERTY & CASUALTY ............         35,818,561      3.10
  LEISURE TIME .....................         44,534,898      3.85
  MACHINERY ........................         15,708,706      1.36
  METALS--ALUMINIUM ................            136,400      0.01
  METALS--GOLD .....................          8,621,584      0.74
  METALS--NON-FERROUS ..............            239,350      0.02
  METALS--STEEL ....................          1,993,449      0.17
  OFFICE EQUIPMENT .................         20,458,149      1.77
  PAPER ............................          4,626,931      0.40
  PETROLEUM--
   EXPLORATION & PRODUCTION ........          4,447,362      0.39
  PETROLEUM--INTEGRATED ............          4,756,438      0.41
  PETROLEUM--SERVICE ...............          7,062,914      0.61
  PHOTOGRAPHY ......................          5,707,150      0.49
  PROPERTY--REAL ESTATE ............          1,664,825      0.14
  PUBLISHING--NEWSPAPER ............          3,147,162      0.27
  PUBLISHING--OTHER ................         10,332,959      0.89
  RAILROAD .........................          2,916,637      0.25
  RESTAURANTS & HOTELS .............         18,914,843      1.64
  RETAIL--FOOD .....................         12,083,311      1.05
  RETAIL--GENERAL MERCHANDISE ......         82,953,860      7.17
  TEXTILE & APPAREL ................         12,850,506      1.11
  TOBACCO ..........................         43,216,124      3.74
  TRUCKERS & SHIPPING ..............         10,727,830      0.93
  UTILITIES--ELECTRIC ..............            784,087      0.07
  UTILITIES--GAS & PIPELINE ........          6,022,883      0.52
  UTILITIES--TELEPHONE .............         31,457,414      2.72
                                         --------------    ------
TOTAL COMMON STOCK
 (COST $993,489,616) ...............      1,147,799,991     99.25
                                         --------------    ------
SHORT TERM INVESTMENTS
   COMMERCIAL PAPER ................          2,496,686      0.22
   GOVERNMENT AGENCIES .............          9,506,430      0.82
                                         --------------    ------
TOTAL SHORT TERM INVESTMENTS
 (COST $12,008,496) ................         12,003,116      1.04
                                         --------------    ------
   ROUNDING ........................                 89      0.00
                                         --------------    ------
TOTAL PORTFOLIO
 (COST $1,005,532,070) .............      1,159,836,428    100.29
   OTHER ASSETS & LIABILITIES, NET .         (3,406,801)    (0.29)
                                         --------------    ------
NET ASSETS .........................     $1,156,429,627    100.00%
                                         ==============    ======


                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
                    STATEMENT OF INVESTMENTS--GROWTH ACCOUNT
                                DECEMBER 31, 1995

    SHARES                                                  VALUE
    ------                                                  -----

              PREFERRED STOCK--0.00%
                FINANCIAL--MISCELLANEOUS--0.00%
       810       PHOENIX DUFF & PHELPS CORP ......... $       20,452
                                                      --------------
                HEALTHCARE--SERVICE--0.00%
       480       FHP INTERNATIONAL CORP SERIES A CV..         12,780
                                                      --------------
              TOTAL PREFERRED STOCK
                 (COST $33,958) .....................         33,232
                                                      --------------
              COMMON STOCK--99.25%
                AEROSPACE--0.06%
    23,500       EG & G, INC ........................        569,875
     3,200       OEA, INC ...........................         95,600
                                                      --------------
                                                             665,475
                                                      --------------
                AIR TRANSPORTATION--0.18%
     8,200       ATLANTIC SOUTHEAST AIRLINES, INC ...        176,300
     8,500       COMAIR HOLDINGS, INC ...............        228,437
     2,500     o FEDERAL EXPRESS CORP ...............        184,687
    23,400     o MESA AIRLINES, INC .................        210,600
    27,300       SOUTHWEST AIRLINES CO ..............        634,725
     2,500     o UAL CORP NEW .......................        446,250
     7,600     o VALUJET, INC .......................        188,100
                                                      --------------
                                                           2,069,099
                                                      --------------
                AUTOMOTIVE & RELATED--1.83%
     6,800       ALLEN GROUP, INC ...................        152,150
     3,400       BANDAG, INC ........................        184,025
     4,500       BREED TECHNOLOGIES, INC ............         83,250
   656,300       COOPER TIRE & RUBBER CO ............     16,161,387
     7,200       DANAHER CORP .......................        228,600
    17,600       ECHLIN, INC ........................        642,400
       500     o FOAMEX INTERNATIONAL, INC ..........          3,687
        97       GENERAL MOTORS CORP ................          5,128
    25,300       HARLEY DAVIDSON, INC ...............        727,375
    17,600       HAYES WHEELS INTERNATIONAL, INC ....        451,000
    26,800     o KIRBY CORP .........................        435,500
    17,800     o LEAR SEATING CORP ..................        516,200
    18,400     o LO-JACK CORP .......................        204,700
     4,400       MODINE MANUFACTURING CO ............        105,600
    18,800       SAFETY-KLEEN CORP ..................        293,750
    12,700       STANDARD PRODUCTS CO ...............        223,837
    15,500       SUPERIOR INDUSTRIES
                 INTERNATIONAL, INC .................        408,812
     7,200     o TBC CORP ...........................         62,100
     1,150       TRANSPRO, INC ......................         12,218
    11,400       WABASH NATIONAL CORP ...............        253,650
                                                      --------------
                                                          21,155,369
                                                      --------------
                BANKS--0.91%
    12,400       FIFTH THIRD BANCORP ................        908,300
    10,000     o LONG ISLAND BANCORP, INC ...........        263,750
     3,900       NORTHERN TRUST CORP ................        218,400
    25,200       NORWEST CORP .......................        831,600
    49,359       OLD NATIONAL BANCORP ...............      1,715,225
   241,000       SIGNET BANKING CORP ................      5,723,750
     7,500       SYNOVUS FINANCIAL CORP .............        213,750
     1,400       WELLS FARGO & CO ...................        302,400
    11,800       WILMINGTON TRUST CORP ..............        364,325
                                                      --------------
                                                          10,541,500
                                                      --------------
               BEVERAGES--3.34%
    31,500       ANHEUSER BUSCH COS, INC ............      2,106,562
     9,600       BROWN FORMAN, INC (CLASS B) ........        350,400
   331,800       COCA COLA CO .......................     24,636,150
   205,800       PEPSICO, INC .......................     11,499,075
                                                      --------------
                                                          38,592,187
                                                      --------------
                BROADCASTERS--1.05%
    12,075     o ASSOCIATED GROUP, INC (CLASS A) ....        227,915
       575     o ASSOCIATED GROUP, INC (CLASS B) ....         10,925
    21,700       CAPITAL CITIES/ABC, INC ............      2,677,237
     5,800     o CLEAR CHANNEL COMMUNICATIONS, INC ..        255,925
    18,400       COMCAST CORP (CLASS A) .............        324,300
    63,800       COMCAST CORP (CLASS A) SPL .........      1,160,362
    16,700     o EVERGREEN MEDIA CORP (CLASS A) .....        534,400
    13,515       GAYLORD ENTERTAINMENT CO ...........        375,041
     1,400     o INFINITY BROADCASTING CORP (CLASS A)         52,150
     2,600     o KING WORLD PRODUCTIONS, INC ........        101,075
    31,350     o LIBERTY MEDIA GROUP CLASS A ........        842,531
     4,500     o LIN TELEVISION CORP ................        133,875
   162,700     o TELE-COMMUNICATIONS, INC
                  (CLASS A) NEW .....................      3,233,662
    35,400       TURNER BROADCASTING
                  SYSTEMS, INC (CLASS B) ............        920,400
     2,500       UNITED TELEVISION, INC .............        225,625
    16,996     o VIACOM, INC (CLASS A) ..............        779,691
     5,687     o VIACOM, INC (CLASS B) ..............        269,421
     4,600     o WESTCOTT COMMUNICATIONS, INC .......         63,250
                                                      --------------
                                                          12,187,785
                                                      --------------
                BUSINESS SERVICES--1.36%
     8,700     o ACCUSTAFF, INC .....................        382,800
     7,900       ADVO, INC ..........................        205,400
    18,200     o AMERICA ONLINE, INC ................        682,500
    13,000       AUTODESK, INC ......................        445,250
    31,200       BLOCK (H&R), INC ...................      1,263,600
    29,900     o CALGENE, INC .......................        138,287
     3,200     o CATALINA MARKETING CORP ............        200,800
     5,300       CINTAS CORP ........................        235,850
    25,900     o CORPORATE EXPRESS, INC .............        780,237
     7,100     o CREDENCE SYSTEMS CORP ..............        162,412
     6,000       DELUXE CORP ........................        174,000
    10,400     o FORE SYSTEMS, INC ..................        618,800
    17,700     o FRANKLIN QUEST CO ..................        345,150
    10,100     o FRITZ COS INC ......................        419,150
     7,000     o GENERAL MAGIC, INC .................         74,375
    15,900       HARLAND (JOHN H.) CO ...............        331,912
    30,500       INTERPUBLIC GROUP OF COS, INC ......      1,322,937
     5,000     o ITRON, INC .........................        168,750
    22,800       MANPOWER, INC ......................        641,250
     5,400     o MCAFEE ASSOCIATES, INC .............        236,925
     4,600     o MERCURY INTERACTIVE ................         83,950
     5,800     o MICRO WAREHOUSE, INC ...............        250,850
    11,800     o NORAND CORP ........................        138,650
    38,100     o OFFICE DEPOT, INC ..................        752,475
     5,100       OLSTEN CORP ........................        201,450
     8,000       OMNICOM GROUP, INC .................        298,000
     2,200     o OPTICAL DATA SYSTEMS, INC ..........         55,550
     9,700       PAYCHEX, INC .......................        483,787
     4,000     o QUARTERDECK CORP ...................        110,000
     7,600     o ROBERT HALF INTERNATIONAL, INC .....        318,250


                       See notes to financial statements.

    SHARES                                                  VALUE
    ------                                                  -----
                BUSINESS SERVICES (Continued)
     4,100       ROLLINS, INC ....................... $       90,712
    18,500       SENSORMATIC ELECTRONICS CORP .......        321,437
    28,600       SERVICE CORP INTERNATIONAL .........      1,258,400
     7,900     o SPECTRUM HOLOBYTE, INC .............         51,350
    10,700     o STAC, INC ..........................        153,812
    11,000     o STRATACOM, INC .....................        808,500
     6,600     o SUNGARD DATA SYSTEMS, INC ..........        188,100
     5,400     o TIVOLI SYSTEMS, INC ................        182,250
    23,300     o U.S. CELLULAR CORP .................        786,375
     2,800       VALSPAR CORP .......................        124,950
     7,100     o VERIFONE, INC ......................        203,237
     4,300     o WONDERWARE CORP ....................         73,637
                                                      --------------
                                                          15,766,107
                                                      --------------
                CHEMICALS--MAJOR--1.02%
    25,200       AIR PRODUCTS & CHEMICALS, INC ......      1,329,300
    45,900       DOW CHEMICAL CO ....................      3,230,212
     8,700       EASTMAN CHEMICAL CO ................        544,837
    25,400       HERCULES, INC ......................      1,431,925
    14,600       MONSANTO CO ........................      1,788,500
     5,100     o OAK TECHNOLOGY, INC ................        215,475
    41,000       PPG INDUSTRIES, INC ................      1,875,750
    41,200       PRAXAIR, INC .......................      1,385,350
       400       ROHM & HAAS CO .....................         25,750
                                                      --------------
                                                          11,827,099
                                                      --------------
                CHEMICALS--SPECIALTY--0.85%
     8,700     o AIRGAS, INC ........................        289,275
    19,000       ALBEMARLE CORP .....................        368,125
     3,900       BETZ LABORATORIES, INC .............        159,900
     7,000       CROMPTON & KNOWLES CORP ............         92,750
    14,500       ECOLAB, INC ........................        435,000
    35,450       ENGELHARD CORP .....................        771,037
    37,500       ETHYL CORP .........................        468,750
    15,000       FERRO CORP .........................        348,750
     4,700       FOSTER WHEELER CORP ................        199,750
    10,600       GEORGIA GULF CORP ..................        325,950
    20,800       GREAT LAKES CHEMICAL CORP ..........      1,497,600
     4,200       LOCTITE CORP .......................        199,500
     9,700       LUBRIZOL CORP ......................        270,387
     9,700       LYONDELL PETROCHEMICAL CO ..........        221,887
     5,050     o MCWHORTER TECHNOLOGIES, INC ........         74,487
    42,400       MORTON INTERNATIONAL, INC ..........      1,521,100
    27,500       NALCO CHEMICAL CORP ................        828,437
     4,700       RAYCHEM CORP .......................        267,312
    10,750       RPM, INC ...........................        177,375
     3,625       SCHULMAN A, INC ....................         81,562
    17,000       SIGMA ALDRICH CORP .................        841,500
    26,800     o STERLING CHEMICALS, INC ............        217,750
     2,600       VIGORO CORP ........................        160,550
                                                      --------------
                                                           9,818,734
                                                      --------------
                COMMUNICATION EQUIPMENT
                 & SERVICES--3.56%
    41,526     o 3COM CORP ..........................      1,936,149
   129,100     o AIRTOUCH COMMUNICATIONS, INC .......      3,647,075
     8,600     o ANDREW CORP ........................        328,950
    12,900     o ARCH COMMUNICATIONS GROUP, INC .....        309,600
    17,300     o ASCEND COMMUNICATIONS INC ..........      1,403,462
     6,800     o AVID TECHNOLOGIES, INC .............        129,200
    11,100     o BRINKER INTERNATIONAL, INC .........        167,887
    12,050     o CABLETRON SYSTEMS, INC .............        976,050
     3,000     o CAI WIRELESS SYSTEMS, INC ..........         28,875
     8,300     o CASCADE COMMUNICATIONS CORP ........        707,575
    30,300     o CENTURY COMMUNICATIONS CORP
                  (CLASS A) .........................        242,400
     6,200       CENTURY TELEPHONE ENTERPRISES, INC .        196,850
     8,700     o CIDCO, INC .........................        221,850
   197,000     o CISCO SYSTEMS, INC .................     14,701,125
    61,600       CORNING, INC .......................      1,971,200
    19,900     o DIGI INTERNATIONAL, INC ............        378,100
    29,200     o DSC COMMUNICATIONS CORP ............      1,076,750
     4,000     o DSP COMMUNICATIONS, INC ............        174,500
    12,800     o DSP GROUP, INC .....................        147,200
    20,600     o GEOTEK COMMUNICATIONS, INC .........        130,037
     3,400     o GLOBAL VILLAGE COMMUNICATION, INC ..         65,875
     3,100     o INTERDIGITAL COMMUNICATIONS CORP ...         22,862
     8,000     o MACROMEDIA, INC ....................        418,000
    13,900     o METROCALL, INC .....................        265,837
     5,100     o NETCOM ON-LINE COMMUNICATION
                  SERVICES, INC .....................        183,600
    24,400     o NEW WORLD
                  COMMUNICATIONS GROUP, INC .........        427,000
    79,100     o NOVELL, INC ........................      1,127,175
     8,400     o OCTEL COMMUNICATIONS CORP ..........        270,900
    21,400     o PAGING NETWORK, INC ................        521,625
     1,400     o PAIRGAIN TECHNOLOGIES, INC .........         76,650
     9,500     o PICTURETEL CORP NEW ................        409,687
     3,100     o PREMISYS COMMUNICATIONS, INC .......        173,600
    12,700     o QUALCOMM, INC ......................        546,100
    27,000       SCIENTIFIC-ATLANTA, INC ............        405,000
   425,900     o TECH DATA CORP .....................      6,388,500
    18,000     o TELLABS, INC .......................        666,000
    16,400     o VANGUARD CELLULAR SYSTEMS, INC .....        332,100
                                                      --------------
                                                          41,175,346
                                                      --------------
                COMPUTER SERVICE--5.82%
   136,500     o ADAPTEC, INC .......................      5,596,500
    14,800     o ADC TELECOMMUNICATIONS, INC ........        540,200
    16,700       ADOBE SYSTEMS, INC .................      1,035,400
    10,850     o AMERICAN MANAGEMENT SYSTEMS, INC ...        325,500
     7,400     o AUSPEX SYSTEMS, INC ................        135,050
    42,800       AUTOMATIC DATA PROCESSING, INC .....      3,177,900
     9,300     o BANCTEC, INC .......................        172,050
    50,255     o BAY NETWORKS, INC ..................      2,066,736
     3,400     o BISYS GROUP, INC ...................        104,550
    13,200     o BMC SOFTWARE, INC ..................        564,300
    11,300     o BOSTON TECHNOLOGY, INC .............        144,075
     4,600     o BRODERBUND SOFTWARE, INC ...........        279,450
    14,200     o CADENCE DESIGN SYSTEMS, INC ........        596,400
    18,100     o CHEYENNE SOFTWARE, INC .............        472,862
    10,400     o COMPUSA, INC .......................        323,700
   328,550       COMPUTER ASSOCIATES
                 INTERNATIONAL, INC .................     18,686,281
    58,000     o COMPUTER NETWORK TECHNOLOGY CORP ...        261,000
     1,600     o COMPUTER SCIENCES CORP .............        112,400
     7,100     o COMPUWARE CORP .....................        131,350
     4,500     o CONTINUM, INC ......................        177,750
     4,100     o CYRIX CORP .........................         94,300
     5,000     o DAVIDSON & ASSOCIATES, INC .........        110,000
    13,400     o ELECTRONIC ARTS ....................        350,075
    46,700     o EMC CORP ...........................        718,012
    56,911       FIRST DATA CORP ....................      3,805,923
    26,700     o FISERV, INC ........................        801,000
    11,800     o FTP SOFTWARE, INC ..................        342,200
    82,800       GENERAL MOTORS CORP (CLASS E) ......      4,305,600
    13,400       HBO & CO ...........................      1,026,775
    11,800     o IDENTIX, INC .......................        125,375
     3,200     o INTERSOLV INC ......................         41,200
     8,800     o INTUIT, INC ........................        686,400
     5,800     o KEANE, INC .........................        128,325
     3,000     o LANDMARK GRAPHICS CORP .............         69,750
    10,600     o MEDIC COMPUTER SYSTEMS, INC ........        641,300
    25,100     o MENTOR GRAPHICS CORP ...............        458,075
    11,100     o MICROCHIP TECHNOLOGY, INC ..........        405,150

                       See notes to financial statements.

    SHARES                                                  VALUE
    ------                                                  -----
                COMPUTER SERVICE (CONTINUED)
    92,800     o MICROSOFT CORP ..................... $    8,143,200
     9,900     o MINNESOTA EDUCATIONAL COMPUTING CORP        247,500
    20,100     o NETMANAGE, INC .....................        467,325
     6,500     o NETWORK GENERAL CORP ...............        216,937
    22,400     o NETWORK PERIPHERALS ................        263,200
    87,050     o ORACLE CORP ........................      3,688,743
    18,200     o PARAMETRIC TECHNOLOGY CORP .........      1,210,300
     7,400     o PEOPLESOFT, INC ....................        318,200
    14,800     o PHYSICIAN COMPUTER NETWORK, INC ....        133,200
    12,300     o PLATINUM TECHNOLOGY, INC ...........        226,012
    12,200     o READ-RITE CORP .....................        283,650
     7,800       REYNOLDS & REYNOLDS CO (CLASS A) ...        303,225
     4,000       SEI CORP ...........................         87,000
     4,300     o SHIVA CORP .........................        312,825
     3,200     o SIERRA ON-LINE, INC ................         92,000
     8,000     o STERLING SOFTWARE, INC .............        499,000
     1,300     o STRUCTURAL DYNAMICS RESEARCH CORP ..         38,187
    15,100     o SYBASE, INC ........................        543,600
    14,800     o SYMANTEC CORP ......................        344,100
    13,600     o SYNOPSYS, INC ......................        516,800
     8,100       SYSTEM SOFTWARE ASSOCIATES, INC ....        176,175
     2,000     o SYSTEMSOFT CORP ....................         22,500
     5,400     o TRIDENT MICROSYSTEMS, INC ..........        126,900
                                                      --------------
                                                          67,273,493
                                                      --------------
                CONGLOMERATES--0.92%
    14,100       ALCO STANDARD CORP .................        643,312
    24,700       ALLIED SIGNAL, INC .................      1,173,250
   125,000     o COLTEC INDUSTRIES, INC .............      1,453,125
     3,900     o CONCORD EFS, INC ...................        164,775
     9,800       CRANE CO ...........................        361,375
    73,100       MINNESOTA MINING & MANUFACTURING CO       4,842,875
    17,500       TYCO INTERNATIONAL LTD .............        623,437
    58,500       WHITMAN CORP .......................      1,360,125
                                                      --------------
                                                          10,622,274
                                                      --------------
                CONSTRUCTION--MATERIALS &
                 BUILDERS--0.24%
    17,156       CLAYTON HOMES, INC .................        366,709
     6,100       DEBARTOLO REALTY CORP ..............         79,300
     8,600       FASTENAL CO ........................        363,350
    23,800     o KENETECH CORP ......................         38,675
    14,600       MASCO CORP .........................        458,075
     4,200       MEDUSA CORP ........................        111,300
     5,300       OAKWOOD HOMES CORP .................        203,387
    11,000     o OWENS CORNING FIBERGLAS CORP NEW ...        493,625
     7,200       SHERWIN-WILLIAMS CO ................        293,400
    11,100     o USG CORP ...........................        333,000
                                                      --------------
                                                           2,740,821
                                                      --------------
                CONTAINERS--0.07%
    18,300     o CROWN CORK & SEAL CO, INC ..........        764,025
                                                      --------------
                COSMETICS--0.75%
    19,600       AVON PRODUCTS, INC .................      1,477,350
     8,000       CARTER WALLACE, INC ................         91,000
   119,600       GILLETTE CO ........................      6,234,150
    12,400       INTERNATIONAL FLAVORS &
                  FRAGRANCES, INC ...................        595,200
     6,300       MAYBELLINE, INC ....................        228,375
                                                      --------------
                                                           8,626,075
                                                      --------------
                ELECTRICAL EQUIPMENT--5.01%
    27,200     o AMERICAN POWER CONVERSION CORP .....        258,400
     8,000       AMETEK, INC ........................        150,000
    60,350     o ASEA AB SERIES A ...................      5,873,467
    14,100     o COMPUTER PRODUCTS, INC .............        162,150
    31,600       DURACELL INTERNATIONAL, INC ........      1,635,300

    35,600       EMERSON ELECTRIC CO ................      2,910,300
   610,900       GENERAL ELECTRIC CO ................     43,984,800
     4,500       GRAINGER (W.W.), INC ...............        298,125
    12,100       HONEYWELL, INC .....................        588,362
     4,020       HUBBELL, INC (CLASS B) .............        264,315
     6,200       JUNO LIGHTING, INC .................         99,200
    44,900     o MAGNETEK, INC ......................        364,812
     1,900     o MICRODYNE CORP .....................         32,300
     2,600     o MICROTEST, INC .....................         26,000
     6,600     o ROBOTIC VISION SYSTEMS, INC ........        159,225
     1,200     o SANMINA CORP .......................         62,250
    20,500     o SEMITOOL, INC ......................        266,500
    11,700     o SPECTRIAN CORP .....................        260,325
     7,200       THOMAS & BETTS CORP ................        531,000
                                                      --------------
                                                          57,926,831
                                                      --------------
                ELECTRICAL EQUIPMENT--
                 COMPONENTS DIVERSIFIED--4.69%
    10,500     o ADVANCED MICRO DEVICES, INC ........        173,250
     3,700     o ALANTEC CORP .......................        215,525
    11,900     o ALTERA CORP ........................        592,025
    62,600       AMP, INC ...........................      2,402,275
    14,800     o AMPHENOL CORP (CLASS A) ............        358,900
    16,600     o ANALOG DEVICES, INC ................        587,225
   218,700     o ARROW ELECTRONICS, INC .............      9,431,437
    26,900     o ATMEL CORP .........................        601,887
    15,400     o CIRRUS LOGIC, INC ..................        304,150
    17,400     o COLONIAL DATA TECHNOLOGIES CORP ....        356,700
     4,100     o CREE RESEARCH, INC .................         60,475
    28,600     o CYPRESS SEMICONDUCTOR CORP .........        364,650
     7,800       DALLAS SEMICONDUCTOR CORP ..........        161,850
     3,100       FISHER SCIENTIFIC INTERNATIONAL, INC        103,462
    31,700     o GENERAL INSTRUMENT CORP NEW ........        740,987
     5,900     o HADCO CORP .........................        165,937
    11,100       HELIX TECHNOLOGY CORP ..............        438,450
     1,500     o HUTCHINSON TECHNOLOGY, INC .........         63,375
    16,800     o INTEGRATED DEVICE TECHNOLOGY, INC ..        216,300
   213,100       INTEL CORP .........................     12,093,425
    13,800     o INTERNATIONAL RECTIFIER CORP .......        345,000
    15,400     o KEMET CORP .........................        367,675
     9,800     o LAM RESEARCH CORP ..................        448,350
    28,300       LINEAR TECHNOLOGY CO ...............      1,110,775
    31,400     o LSI LOGIC CORP .....................      1,028,350
    92,500     o MAXIM INTEGRATED PRODUCTS ..........      3,561,250
    41,100       MICRON TECHNOLOGY, INC .............      1,628,587
    17,375       MOLEX, INC .........................        551,656
   150,800       MOTOROLA, INC ......................      8,595,600
    24,600     o NATIONAL SEMICONDUCTOR CORP ........        547,350
    24,800     o S3, INC ............................        437,100
     5,800     o SIERRA SEMICONDUCTOR CORP ..........         80,475
    16,200     o SYMMETRICOM, INC ...................        222,750
    45,500       TEXAS INSTRUMENTS, INC .............      2,354,625
    16,300     o TRIMBLE NAVIGATION LTD .............        303,587
    12,400     o U.S. ROBOTICS CORP .................      1,088,100
    20,600     o VICOR CORP .........................        412,000
    11,400     o VISHAY INTERTECHNOLOGY, INC ........        359,100
    14,200     o VITESSE SEMICONDUCTOR CORP .........        181,050
     3,800     o VLSI TECHNOLOGY, INC ...............         68,875
     6,200     o WESTERN DIGITAL CORP ...............        110,825
    22,400     o XILINX, INC ........................        683,200
     7,200     o ZILOG, INC .........................        263,700
                                                      --------------
                                                          54,182,265
                                                      --------------
                ELECTRICAL EQUIPMENT--
                 INSTRUMENTS--0.34%
    43,300     o APPLIED MATERIALS, INC .............      1,704,937
     5,600     o DIONEX CORP ........................        317,800
     8,500     o ELECTRONICS FOR IMAGING, INC .......        371,875

                       See notes to financial statements.

    SHARES                                                  VALUE
    ------                                                  -----
                ELECTRICAL EQUIPMENT--
                 INSTRUMENTS (CONTINUED)
    17,000     o KLA INSTRUMENT CORP ................ $      443,062
     4,800     o LTX CORP ...........................         43,800
     1,300     o NORTHFIELD LABS INC ................         24,537
     5,400       PERKIN-ELMER CORP ..................        203,850
     6,900     o TENCOR INSTRUMENTS .................        168,187
    24,500     o TERADYNE, INC ......................        612,500
                                                      --------------
                                                           3,890,548
                                                      --------------
                ENVIRONMENTAL CONTROL--0.53%
    46,600       BROWNING FERRIS INDUSTRIES, INC ....      1,374,700
     7,500     o U.S. FILTER CORP ...................        199,687
    33,200     o U.S.A. WASTE SERVICES, INC .........        626,650
    32,600       WHEELABRATOR TECHNOLOGIES, INC NEW .        546,050
   114,300       WMX TECHNOLOGIES, INC ..............      3,414,712
                                                      --------------
                                                           6,161,799
                                                      --------------
                FINANCIAL--MISCELLANEOUS--4.97%
    15,100       ADVANTA CORP (CLASS A) .............        577,575
    97,000       AMERICAN EXPRESS CO ................      4,013,375
     6,600       CASE CORPORATION ...................        301,950
    22,600     o CATELLUS DEVELOPMENT CORP ..........        135,600
    17,843       COUNTRYWIDE CREDIT INDUSTRIES, INC .        388,085
    12,900     o CREDIT ACCEPTANCE CORP .............        267,675
    10,800       DEAN WITTER DISCOVER & CO ..........        507,600
    30,666       DUFF & PHELPS CREDIT RATING CO .....        440,823
     5,000     o EIS INTERNATIONAL, INC .............         80,000
    35,500       FEDERAL HOME LOAN MORTGAGE CORP ....      2,964,250
   222,400       FEDERAL NATIONAL
                  MORTGAGE ASSOCIATION ..............     27,605,400
   273,300       FIRST USA, INC .....................     12,127,687
    10,400       FRANKLIN RESOURCES, INC ............        523,900
    19,500     o GARTNER GROUP, INC (CLASS A) NEW ...        933,562
    45,000       GREEN TREE FINANCIAL CORP ..........      1,186,875
     2,300       HOUSEHOLD INTERNATIONAL, INC .......        135,987
    35,000       MBNA CORP ..........................      1,290,625
    19,700     o MEDAPHIS CORP ......................        728,900
    43,250       MERCURY FINANCE CO .................        573,062
     8,100       PHOENIX DUFF & PHELPS CORP .........         55,687
     8,800       PIONEER GROUP, INC .................        239,800
     8,200       PRICE (T. ROWE) ASSOCIATES, INC ....        403,850
    34,100       SCHWAB (CHARLES) CORP ..............        686,262
     3,200       STUDENT LOAN MARKETING ASSOCIATION .        210,800
    12,850       THE MONEY STORE, INC ...............        200,781
    17,400     o TIG HOLDINGS, INC ..................        495,900
     4,400       UNITED ASSET MANAGEMENT CORP .......        168,850
    10,800       UNITED COS FINANCIAL CORP ..........        284,850
                                                      --------------
                                                          57,529,711
                                                      --------------
                FOODS--3.19%
    12,400     o ARCHER DANIELS MIDLAND CO ..........        223,200
    38,300       CAMPBELL SOUP CO ...................      2,298,000
     5,825       CARDINAL HEALTH, INC ...............        318,918
    67,800       CONAGRA, INC .......................      2,796,750
    37,900       CPC INTERNATIONAL, INC .............      2,600,887
     5,400       FLOWERS INDUSTRIES, INC ............         65,475
    35,400       GENERAL MILLS, INC .................      2,044,350
    26,200     o GENERAL NUTRITION COS, INC .........        602,600
    48,700       HEINZ (H.J.) CO ....................      1,613,187
     1,800       HERSHEY FOODS CORP .................        117,000
     2,500       IBP, INC ...........................        126,250
    29,700       KELLOGG CO .........................      2,294,325
    27,100       MCCORMICK & CO, INC ................        653,787
    23,100       NABISCO HOLDINGS CORP (CLASS A) ....        753,637
    22,800       PIONEER-HI-BRED INTERNATIONAL, INC .      1,268,250
    25,000       QUAKER OATS CO .....................        862,500
    20,600       RALSTON PURINA GROUP ...............      1,284,925
   132,600       SARA LEE CORP ......................      4,226,625
   463,900       TYSON FOODS, INC ...................     12,119,387
     5,800       UNIVERSAL FOODS CORP ...............        232,725
     8,300       WRIGLEY (WM) JR CO .................        435,750
                                                      --------------
                                                          36,938,528
                                                      --------------
                FOREST PRODUCTS--0.03%
    12,400       LOUISIANA PACIFIC CORP .............        300,700
                                                      --------------
                HEALTHCARE--DRUGS--6.59%
    20,700     o ALZA CORP                                   512,325
    42,300       AMERICAN HOME PRODUCTS CORP ........      4,103,100
    67,700     o AMGEN, INC .........................      4,019,687
    17,900     o ATHENA NEUROSCIENCES, INC ..........        219,275
     7,500     o BIOGEN, INC ........................        461,250
    59,800       BRISTOL MYERS SQUIBB CO ............      5,135,325
    21,000     o CENTOCOR, INC ......................        648,375
     3,829     o CHIRON CORP ........................        423,104
     6,800     o CYGNUS, INC ........................        152,150
     2,500     o DURA PHARMACEUTICALS, INC ..........         86,875
     2,000     o ENZO BIOCHEMICAL, INC ..............         38,500
    14,500     o FOREST LABORATORIES, INC ...........        656,125
    10,300     o GENZYME CORP .......................        642,462
    37,710     o GENZYME CORP (TISSUE REPAIR DIVISION)       598,646
    15,600     o GILEAD SCIENCES, INC ...............        499,200
    25,500       IVAX CORP ..........................        726,750
    56,884       LILLY (ELI) & CO ...................      3,199,725
     5,700     o LIPOSOME CO, INC ...................        114,000
   326,800    #o MARTEK BIOSCIENCES CORP ............      8,251,700
   109,440    #o MARTEK BIOSCIENCES CORP
                  WTS 5/18/98 .......................      1,678,809
     7,200       MCKESSON CORP NEW ..................        364,500
     9,400     o MEDISENSE, INC .....................        297,275
   321,200      *MERCK & CO, INC ....................     21,118,900
    33,900       MYLAN LABORATORIES, INC ............        796,650
   164,700       PFIZER, INC ........................     10,376,100
    61,500     o PHARMACIA & UPJOHN, INC ............      2,383,125
     3,700       RHONE-POULENC RORER, INC ...........        197,025
     3,100     o ROBERTS PHARMACEUTICAL CORP ........         55,025
    11,000     o SCHERER (R.P.) CORP ................        540,375
    99,700       SCHERING-PLOUGH CORP ...............      5,458,575
     9,300     o SEQUUS PHARMACEUTICALS, INC ........        132,525
     4,900     o SOMATOGEN, INC .....................         92,487
    16,600       WARNER-LAMBERT CO ..................      1,612,275
    12,900     o WATSON PHARMACEUTICALS, INC ........        632,100
                                                      --------------
                                                          76,224,320
                                                      --------------
                HEALTHCARE--HOSPITAL SUPPLY--3.14%
   211,200       ABBOTT LABORATORIES ................      8,817,600
    27,300       BARD (C.R.), INC ...................        880,425
     7,400       BECTON DICKINSON & CO ..............        555,000
     7,100     o C-CUBE MICROSYSTEMS, INC ...........        443,750
     8,400     o CNS, INC ...........................        127,050
   216,800       DENTSPLY INTERNATIONAL, INC NEW ....      8,672,000
    24,081       GUIDANT CORP .......................      1,017,422
     9,600     o ISOLYSER CO, INC ...................        134,400
   167,600       JOHNSON & JOHNSON ..................     14,350,750
    19,500     o NORTH AMERICAN BIOLOGICALS, INC ....        209,625
     5,900     o ORGANOGENESIS, INC .................        108,412
    14,450       OWENS & MINOR, INC NEW .............        184,237
    16,300     o PYXIS CORP .........................        238,387
    11,200     o RESPIRONICS, INC ...................        235,200
     6,300     o TECNOL MEDICAL PRODUCTS, INC .......        113,400
     9,800       U.S. SURGICAL CORP .................        209,475
                                                      --------------
                                                          36,297,133
                                                      --------------
                HEALTHCARE--OTHER--1.41%
     9,600     o ADVANCED TISSUE SCIENCE CO .........         97,200
     5,800       ALLERGAN, INC ......................        188,500

                       See notes to financial statements.

    SHARES                                                  VALUE
    ------                                                  -----
                HEALTHCARE--OTHER (CONTINUED)
    17,300     o APPLIED BIOSCIENCE INTERNATIONAL, INC $     116,775
    28,400       BALLARD MEDICAL PRODUCTS ...........        507,650
     8,500       BAUSCH & LOMB, INC .................        336,812
    37,200     o BIOMET, INC ........................        664,950
    26,438     o BOSTON SCIENTIFIC CORP .............      1,295,462
    24,700       CAREMARK INTERNATIONAL, INC ........        447,687
    58,600     o CORAM HEALTHCARE CORP ..............        256,375
     6,100     o CORDIS CORP ........................        613,050
     7,900     o COVENTRY CORP ......................        162,937
     1,700     o DATASCOPE CORP .....................         40,800
     2,200     o HEART TECHNOLOGY, INC ..............         72,325
     2,100       HILLENBRAND INDUSTRIES, INC ........         71,137
    13,900     o IDEXX LABORATORIES, INC ............        653,300
    35,000     o INFORMIX CORP ......................      1,050,000
    60,500       MEDTRONIC, INC .....................      3,380,437
    13,000     o NELLCOR PURITAN BENNETT, INC .......        754,000
     9,900     o OXFORD HEALTH PLANS, INC ...........        731,362
    55,000       PALL CORP ..........................      1,478,125
    13,100     o QUANTUM HEALTH RESOURCES, INC ......        128,543
    18,900     o ST. JUDE MEDICAL, INC ..............        812,700
     6,800     o STERIS CORP ........................        219,300
    24,800       STEWART ENTERPRISES, INC (CLASS A) .        917,600
    11,400       STRYKER CORP .......................        598,500
     4,100     o SUNRISE MEDICAL, INC ...............         75,850
    20,800     o SYBRON INTERNATIONAL CORP ..........        494,000
     3,900     o TARGET THERAPEUTICS, INC ...........        166,725
                                                      --------------
                                                          16,332,102
                                                      --------------
                HEALTHCARE--SERVICE--6.93%
   501,500     o APRIA HEALTHCARE GROUP, INC ........     14,167,375
    11,500     o CERNER CORP ........................        235,750
   686,220       COLUMBIA/HCA HEALTHCARE CORP .......     34,825,665
     9,244     o FHP INTERNATIONAL CORP .............        263,454
     6,600     o FOUNDATION HEALTH CORP .............        283,800
    13,000     o HEALTH CARE & RETIREMENT CORP ......        455,000
    29,475     o HEALTH MANAGEMENT
                  ASSOCIATES, INC (CLASS A) NEW .....        770,034
    12,000     o HEALTHCARE COMPARE CO ..............        522,000
    14,600     o HEALTHSOURCE, INC ..................        525,600
     2,800     o HEALTHSOUTH CORP ...................         81,550
     5,600     o HORIZON/CMS HEALTHCARE CORP ........        141,400
    39,000     o HUMANA, INC ........................      1,067,625
     3,500     o I-STAT CORP ........................        113,750
    14,100     o INTEGRATED SILICON SOLUTION, INC ...        235,954
    49,504     o LABORATORY CORP OF
                  AMERICA HOLDINGS ..................        464,100
     2,560     o LABORATORY CORP OF
                  AMERICA HOLDINGS WTS 4/28/00 ......          1,760
     9,000     o LINCARE HOLDINGS, INC ..............        225,000
    22,900       MANOR CARE, INC ....................        801,500
     4,300     o MAXICARE HEALTH PLANS, INC .........        115,562
     7,700     o MEDPARTNERS/MULLIKIN, INC ..........        254,100
    11,600     o MID ATLANTIC MEDICAL SERVICES, INC .        281,300
    10,800     o NOVACARE, INC ......................         55,350
     3,800     o PACIFICARE HEALTH SYSTEMS, INC
                  (CLASS A) .........................        330,600
   195,600     o PACIFICARE HEALTH SYSTEMS, INC
                  (CLASS B) .........................     17,017,200
    10,600     o PHYCOR, INC ........................        535,962
    15,200     o PHYSICIAN CORP OF AMERICA ..........        258,400
     6,100     o SUN HEALTHCARE GROUP, INC ..........         82,350
    16,800       SURGICAL CARE AFFILIATES, INC ......        571,200
    14,000     o THERATX, INC .......................        168,000
    38,500       U.S. HEALTHCARE, INC ...............      1,790,250
    32,000       UNITED HEALTHCARE CORP .............      2,096,000
    15,600     o VALUE HEALTH, INC ..................        429,000
    13,300     o VENCOR, INC ........................        432,250
     2,400     o VISX, INC ..........................         93,600
    11,350     o VIVRA, INC .........................        285,168
     6,200     o WELLPOINT HEALTH NETWORKS, INC
                  (CLASS A) .........................        199,175
                                                      --------------
                                                          80,176,784
                                                      --------------
                HOUSEHOLD--DURABLE GOODS--2.45%
    15,400       BLACK & DECKER CORP ................        542,850
 1,008,700       LEGGETT & PLATT, INC ...............     24,460,975
    52,200       NEWELL COS, INC ....................      1,350,675
    33,100       SHAW INDUSTRIES, INC ...............        488,225
    20,000       STANLEY WORKS ......................      1,030,000
    22,300       SUNBEAM CORP .......................        340,075
    13,900     o TOP SOURCE TECHNOLOGIES, INC .......         97,300
                                                       -------------
                                                          28,310,100
                                                       -------------
                HOUSEHOLD--PRODUCTS--3.86%
     4,900       CLOROX CO ..........................        350,962
    38,700       COLGATE PALMOLIVE CO ...............      2,718,675
    10,300       DIAL CORP ..........................        305,137
   382,000       LANCASTER COLONY CORP ..............     14,229,500
    24,300     o PERRIGO CO .........................        288,562
     8,700       PREMARK INTERNATIONAL, INC .........        440,437
   287,900       PROCTER & GAMBLE CO ................     23,895,700
    50,100       RUBBERMAID, INC ....................      1,277,550
    23,200       TAMBRANDS, INC .....................      1,107,800
                                                       -------------
                                                          44,614,323
                                                       -------------
                INSURANCE--BROKERS & OTHER--0.24%
     6,500       ALEXANDER & ALEXANDER SERVICES, INC         123,500
    61,600       EQUIFAX, INC .......................      1,316,700
     2,700       GALLAGHER (ARTHUR J.) & CO .........        100,575
     7,100       MARSH & MCLENNAN COS, INC ..........        630,125
    29,600     o QUORUM HEALTH GROUP, INC ...........        651,200
                                                       -------------
                                                           2,822,100
                                                       -------------
                INSURANCE--LIFE--0.09%
     6,200     o EQUITABLE COS, INC .................        148,800
    22,200       RELIANCE GROUP HOLDINGS, INC .......        191,475
     1,700     o SUNAMERICA, INC ....................         80,750
     6,000       TORCHMARK CORP .....................        271,500
     7,100       UNUM CORP ..........................        390,500
                                                       -------------
                                                           1,083,025
                                                       -------------
                INSURANCE--MULTI-LINE, PROPERTY &
                 CASUALTY--3.10%
    14,800     o 20TH CENTURY INDUSTRIES ............        294,150
    27,500       AFLAC, INC .........................      1,192,812
   312,800       AMERICAN INTERNATIONAL GROUP, INC ..     28,934,000
     3,650       FRONTIER INSURANCE GROUP, INC NEW ..        116,800
     5,300       GEICO CORP .........................        370,337
    14,300       GENERAL REINSURANCE CORP ...........      2,216,500
     3,800       HARTFORD STEAM BOILER & INSURANCE CO        190,000
     4,200     o INSURANCE AUTO AUCTIONS, INC .......         45,150
    19,500       MGIC INVESTMENT CORP ...............      1,057,875
     9,200       PROGRESSIVE CORP ...................        449,650
    13,600       TRAVELERS GROUP, INC ...............        855,100
     5,700     o USF&G CORP .........................         96,187
                                                      --------------
                                                          35,818,561
                                                      --------------
                LEISURE TIME--3.85%
    31,300       ARCTCO, INC ........................        406,900
     7,700       AUTHENTIC FITNESS CORP .............        159,775
    18,100       BRUNSWICK CORP .....................        434,400
    21,600       CALLAWAY GOLF CO ...................        488,700
 1,163,200       CARNIVAL CORP (CLASS A) ............     28,353,000
    23,800     o CIRCUS CIRCUS ENTERPRISES, INC .....        663,425
     2,100     o COBRA GOLF, INC ....................         74,812

                       See notes to financial statements.

    SHARES                                                  VALUE
    ------                                                  -----
                LEISURE TIME (CONTINUED)
   137,500       DISNEY (WALT) CO ................... $    8,112,500
    25,700     o FIRST TEAM SPORTS ..................        391,925
     3,300     o GC COS, INC ........................        110,550
     9,800     o GTECH HOLDINGS CORP ................        254,800
    24,800     o HARRAHS ENTERTAINMENT, INC .........        601,400
    16,500       HASBRO, INC ........................        511,500
    11,400     o HOLLYWOOD ENTERTAINMENT CORP .......         95,475
    26,300       INTERNATIONAL GAME TECHNOLOGY ......        286,012
    23,900       JOSTENS, INC .......................        579,575
    60,575       MATTEL, INC ........................      1,862,681
    20,400     o MIRAGE RESORT, INC .................        703,800
    11,500     o PLAYERS INTERNATIONAL, INC .........        122,906
     6,600     o SPORTS & RECREATION, INC ...........         47,025
     7,000     o STATION CASINOS, INC ...............        102,375
    10,200     o VALUEVISION INTERNATIONAL, INC .....         56,737
     7,000     o WMS INDUSTRIES, INC ................        114,625
                                                      --------------
                                                          44,534,898
                                                      --------------
                MACHINERY--1.36%
    23,200       BRIGGS & STRATTON CORP .............      1,006,300
     3,900       BW/IP, INC (CLASS A) ...............         64,350
    23,000       CATERPILLAR, INC ...................      1,351,250
     5,200       CINCINNATI MILACRON, INC ...........        136,500
    17,800       DOVER CORP .........................        656,375
     5,900       FEDERAL SIGNAL CORP ................        152,662
     8,800     o FSI INTERNATIONAL, INC .............        178,200
     6,000     o ICC TECHNOLOGIES, INC ..............         66,000
     7,800       IDEX CORP ..........................        317,850
    20,800       ILLINOIS TOOL WORKS, INC ...........      1,227,200
     4,000     o INTERVOICE, INC ....................         76,000
     8,900       KAYDON CORP ........................        270,337
     3,300       KEYSTONE INTERNATIONAL, INC ........         66,000
     5,500     o MOLTEN METAL TECHNOLOGY, INC .......        179,437
     2,200       NORDSON CORP .......................        123,750
     5,000     o NOVELLUS SYSTEMS, INC ..............        270,000
   192,900       ROPER INDUSTRIES, INC NEW ..........      7,089,075
    12,900       STEWART & STEVENSON SERVICES, INC ..        325,725
    26,480     o STRATTEC SECURITY CORP .............        470,020
    10,450     o THERMO ELECTRON CORP ...............        543,400
     3,800       TRIMAS CORP ........................         71,725
     5,400       TRINITY INDUSTRIES, INC ............        170,100
     5,400     o ULTRATECH STEPPER, INC .............        139,050
    10,400     o VARITY CORP NEW ....................        386,100
     7,900       YORK INTERNATIONAL CORP ............        371,300
                                                      --------------
                                                          15,708,706
                                                      --------------
                METALS--ALUMINIUM--0.01%
     8,800       COMMONWEALTH ALUMINUM CORP .........        136,400
                                                      --------------
                METALS--GOLD--0.74%
    29,100       BATTLE MOUNTAIN GOLD CO ............        247,350
     8,600     o FIRSTMISS GOLD, INC ................        191,350
    50,704       FREEPORT MCMORAN COPPER &
                  GOLD, INC (CLASS A) ...............      1,419,712
     2,877       FREEPORT-MCMORAN COPPER &
                  GOLD, INC (CLASS B) ...............         80,915
    21,500       HOMESTAKE MINING CO ................        335,937
    20,072       NEWMONT MINING CORP ................        908,258
   448,500       SANTE FE PACIFIC GOLD CORP .........      5,438,062
                                                      --------------
                                                           8,621,584
                                                      --------------
                METALS--NON-FERROUS--0.02%
     5,800     o HECLA MINING CO ....................         39,875
     3,400       MAPCO, INC .........................        185,725
    10,000     o SUNSHINE MINING & REFINING CO ......         13,750
                                                      --------------
                                                             239,350
                                                      --------------
                METALS--STEEL--0.17%
    11,200       ALLEGHENY LUDLUM CORP ..............      $ 207,200
    20,300       BIRMINGHAM STEEL CORP ..............        301,962
     7,600     o MATERIAL SCIENCES CORP .............        113,050
    17,100       NUCOR CORP .........................        976,837
    13,000       TITAN WHEEL INTERNATIONAL, INC .....        211,250
     8,800       WORTHINGTON INDUSTRIES, INC ........        183,150
                                                      --------------
                                                           1,993,449
                                                      --------------
                OFFICE EQUIPMENT--1.77%
     6,000       APPLE COMPUTER, INC ................        191,250
     3,300     o ASPECT TELECOMMUNICATIONS ..........        110,550
    65,000     o COMPAQ COMPUTER CORP ...............      3,120,000
     1,000     o CONTROL DATA SYSTEMS, INC ..........         19,625
    17,200     o DELL COMPUTER CORP .................        595,550
   101,800       HEWLETT-PACKARD CO .................      8,525,750
     3,100       HON INDUSTRIES, INC ................         72,075
     9,100     o KOMAG, INC .........................        419,737
     2,300     o MICROS SYSTEMS, INC ................        113,275
    24,400       PITNEY BOWES, INC ..................      1,146,800
     9,600     o SCI SYSTEMS, INC ...................        297,600
     5,400     o SEAGATE TECHNOLOGY, INC ............        256,500
    14,600     o SEQUENT COMPUTER SYSTEMS, INC ......        211,700
    39,500     o SILICON GRAPHICS, INC ..............      1,086,250
    16,200     o SOLECTRON CORP .....................        714,825
    44,200     o SUN MICROSYSTEMS, INC ..............      2,016,625
       300     o UNISYS CORP ........................          1,687
    12,300     o VIKING OFFICE PRODUCTS, INC ........        571,950
     7,200         XEROX CORP .......................        986,400
                                                      --------------
                                                          20,458,149
                                                      --------------
                PAPER--0.40%
     6,500     o BED BATH & BEYOND, INC .............        252,281
     5,700       BEMIS, INC .........................        146,062
     5,900       CARAUSTAR INDUSTRIES, INC ..........        118,000
    27,700     o CROWN VANTAGE, INC .................        394,725
    18,700     o FORT HOWARD CORP ...................        420,750
     5,000     o JEFFERSON SMURFIT CORP .............         47,500
    35,330       KIMBERLY-CLARK CORP ................      2,923,557
    12,345       SONOCO PRODUCTS CO .................        324,056
                                                      --------------
                                                           4,626,931
                                                      --------------
                PETROLEUM--EXPLORATION &
                 PRODUCTION--0.39%
    17,400       ANADARKO PETROLEUM CORP ............        941,775
     3,700       APACHE CORP ........................        109,150
    16,500     o BENTON OIL & GAS CO ................        247,500
    23,400       BURLINGTON RESOURCES, INC ..........        918,450
     4,600       DEVON ENERGY CORP ..................        117,300
     4,900       LOUISIANA LAND & EXPLORATION CO ....        210,087
    24,000       NOBLE AFFILIATES, INC ..............        717,000
    11,900     o SEAGULL ENERGY CORP ................        264,775
     6,400     o TRITON ENERGY CORP .................        367,200
    28,600       UNION TEXAS PETROLEUM HOLDINGS, INC         554,125
                                                      --------------
                                                           4,447,362
                                                      --------------
                PETROLEUM--INTEGRATED--0.41%
     8,800       ATLANTIC RICHFIELD CO ..............        974,600
    53,500       PHILLIPS PETROLEUM CO ..............      1,825,687
    67,164       UNOCAL CORP ........................      1,956,151
                                                      --------------
                                                           4,756,438
                                                      --------------
                PETROLEUM--SERVICE--0.61%
    15,400       BAKER HUGHES, INC ..................        375,375
    37,300       DRESSER INDUSTRIES, INC ............        909,187
    10,900     o ENSCO INTERNATIONAL, INC ...........        250,700
    23,300       FLUOR CORP .........................      1,537,800
    68,800     o GLOBAL MARINE, INC NEW .............        602,000

                       See notes to financial statements.

    SHARES                                                  VALUE
    ------                                                  -----
                PETROLEUM--SERVICE (CONTINUED)
    15,500       HALLIBURTON CO ..................... $      784,687
    41,310     o MCMORAN OIL & GAS CO ...............        142,003
    21,200     o NABORS INDUSTRIES, INC .............        235,850
     8,600     o NOBLE DRILLING CORP ................         77,400
    24,000     o SMITH INTERNATIONAL, INC ...........        564,000
    15,700       SONAT OFFSHORE DRILLING, INC .......        702,575
     5,500       TOSCO CORP .........................        209,687
    13,300     o WESTERN ATLAS, INC .................        671,650
                                                      --------------
                                                           7,062,914
                                                      --------------
                PHOTOGRAPHY--0.49%
    80,500       EASTMAN KODAK CO ...................      5,393,500
     3,600     o PHOTRONICS, INC ....................         96,300
     2,300     o PRESSTEK, INC ......................        217,350
                                                      --------------
                                                           5,707,150
                                                      --------------
                PROPERTY--REAL ESTATE--0.14%
    12,000       KIMCO REALTY CORP ..................        327,000
     8,600       WASHINGTON REAL ESTATE
                  INVESTMENT TRUST ..................        136,525
    14,000       WEINGARTEN REALTY
                  INVESTORS, INC ....................        532,000
    29,100       WELLSFORD RESIDENTIAL
                  PROPERTY TRUST ....................        669,300
                                                      --------------
                                                           1,664,825
                                                      --------------
                PUBLISHING--NEWSPAPER--0.27%
     5,600       BELO (A.H.) CORP SERIES A ..........        194,600
     6,700    o COX COMMUNICATIONS, INC
                  (CLASS A) NEW .....................        130,650
    39,000       GANNETT CO, INC ....................      2,393,625
     4,700       TRIBUNE CO NEW .....................        287,287
       500       WASHINGTON POST CO (CLASS B) .......        141,000
                                                      --------------
                                                           3,147,162
                                                      --------------
                PUBLISHING--OTHER--0.89%
     7,600       AMERICAN GREETINGS CORP (CLASS A) ..        209,950
     4,000       CCH, INC (CLASS A) .................        221,000
    31,600       DONNELLEY (R.R.) & SONS CO .........      1,244,250
    30,600       DUN & BRADSTREET CORP ..............      1,981,350
    23,400       HARCOURT GENERAL, INC ..............        979,875
     9,000       LEE ENTERPRISES, INC ...............        207,000
    13,100     o MARVEL ENTERTAINMENT GROUP, INC ....        170,300
     4,100       MCGRAW HILL COS, INC ...............        357,212
    30,000       READER'S DIGEST ASSOCIATION, INC
                  (CLASS A) (NON-VTG) ...............      1,537,500
     3,100     o SCHOLASTIC CORP ....................        241,025
     9,500     o THOMAS NELSON, INC .................        123,500
    80,792       TIME WARNER, INC ...................      3,059,997
                                                      --------------
                                                          10,332,959
                                                      --------------
                RAILROAD--0.25%
    22,800       BURLINGTON NORTHERN SANTA FE CORP ..      1,778,400
    17,100       ILLINOIS CENTRAL CORP SERIES A .....        656,212
     4,500       KANSAS CITY SOUTHERN
                  INDUSTRIES, INC ...................        205,875
     4,200     o WISCONSIN CENTRAL TRANSIT CORP .....        276,150
                                                      --------------
                                                           2,916,637
                                                      --------------
                RESTAURANTS & HOTELS--1.64%
     2,900       AMERICAN CLASSIC VOYAGES CO ........         31,537
    14,600       APPLE SOUTH, INC ...................        313,900
    19,400       APPLEBEES INTERNATIONAL, INC .......        441,350
     6,600       BOB EVANS FARMS, INC ...............        125,400
    10,200     o BOSTON CHICKEN, INC ................        327,675
    15,100     o BUFFETS, INC .......................        207,625
    21,200       CRACKER BARREL OLD COUNTRY
                   STORE, INC .......................        365,700
    51,800       DARDEN RESTAURANTS, INC ............        615,125
    16,700     o HFS INC ............................      1,365,225
    25,400     o HOST MARRIOTT CORP .................        336,550
     2,500     o IHOP CORP NEW ......................         65,000
     8,200       LA QUINTA INNS, INC ................        224,475
    13,300     o LANDRYS SEAFOOD RESTAURANTS, INC ...        226,931
     6,800     o LONE STAR STEAKHOUSE SALOON, INC ...        260,950
     4,400       LUBYS CAFETERIA, INC ...............         97,900
    35,700       MARRIOTT INTERNATIONAL, INC ........      1,365,525
   181,400       MCDONALDS CORP .....................      8,185,675
     5,300       MORRISON RESTAURANTS, INC ..........         74,200
     8,800     o OUTBACK STEAKHOUSE, INC ............        315,700
    28,600     o PROMUS HOTEL CORP ..................        636,350
    46,100     o RYANS FAMILY STEAK HOUSES, INC .....        322,700
    14,900     o SHONEYS, INC .......................        152,725
    60,500       SYSCO CORP .........................      1,966,250
    41,900       WENDYS INTERNATIONAL, INC ..........        890,375
                                                      --------------
                                                          18,914,843
                                                      --------------
                RETAIL--FOOD--1.05%
    67,900       ALBERTSONS, INC ....................      2,232,212
    12,700       AMERICAN STORES CO, NEW ............        339,725
   110,600       FOOD LION, INC (CLASS B) ...........        629,037
     5,000       HANNAFORD BROTHERS, INC ............        123,125
    33,500     o KROGER CO ..........................      1,256,250
    31,100     o SAFEWAY, INC NEW ...................      1,601,650
    17,000     o STARBUCKS CORP .....................        357,000
   232,100     o STOP & SHOP COS, INC NEW ...........      5,367,312
     4,800       WINN DIXIE STORES, INC .............        177,000
                                                      --------------
                                                          12,083,311
                                                      --------------
                RETAIL--GENERAL MERCHANDISE--7.17%
    38,400     o AUTOZONE, INC ......................      1,108,800
     4,000     o BABY SUPERSTORE, INC ...............        228,000
     7,300     o BARNES & NOBLE, INC ................        211,700
    16,700     o BOMBAY, INC ........................        106,462
     8,200     o BORDERS GROUP, INC .................        151,700
    16,100    xo CALDOR CORP ........................         52,325
    26,800       CHARMING SHOPPES, INC ..............         77,050
   409,600       CIRCUIT CITY STORES, INC ...........     11,315,200
     4,200       CLAIRES STORES, INC ................         74,025
    26,300     o CONSOLIDATED STORES CORP ...........        572,025
    52,550     o CUC INTERNATIONAL, INC .............      1,793,268
     5,800       DILLARD DEPARTMENT STORES (CLASS A)         165,300
   410,356       DOLLAR GENERAL CORP ................      8,514,887
    16,800       FAMILY DOLLAR STORES, INC ..........        231,000
     9,968     o FEDERATED DEPARTMENT STORES, INC ...        274,120
    26,600       GAP, INC ...........................      1,117,200
    16,400     o GYMBOREE CORP ......................        338,250
   473,300       HEILIG MEYERS CO ...................      8,696,887
   123,000       HOME DEPOT, INC ....................      5,888,625
    16,700     o HOME SHOPPING NETWORK, INC .........        150,300
    52,400     o INTERCO, INC NEW ...................        471,600
    15,200     o KOHLS CORP .........................        798,000
    64,400       LIMITED, INC .......................      1,118,950
    29,300       LOWES COS, INC .....................        981,550
    30,100       MAY DEPARTMENT STORES CO ...........      1,271,725
     5,300     o MICHAELS STORES, INC ...............         72,875
     9,400       NORDSTROM, INC .....................        380,700
    17,400     o OFFICEMAX, INC .....................        389,325
     1,200     o PENN TRAFFIC CO ....................         18,000
    17,400       PEP BOYS-MANNY, MOE & JACK .........        445,875
    13,100     o PETSMART, INC ......................        406,100
     4,800     o PIER 1 IMPORTS, INC ................         54,600
    19,100     o PRICE/COSTCO, INC ..................        291,275
    20,400     o REVCO (D.S.), INC NEW ..............        576,300
    26,400     o SERVICE MERCHANDISE, INC ...........        132,000
    32,700     o STAPLES, INC .......................        797,062

                       See notes to financial statements.

    SHARES                                                  VALUE
    ------                                                  -----
                RETAIL--
                 GENERAL MERCHANDISE (CONTINUED)
    20,100       STRIDE RITE CORP ................... $     150,750
    18,500       SUNGLASS HUT INTERNATIONAL, INC ....        439,375
     7,900       TANDY CORP .........................        327,850
     6,700       TJX COS, INC NEW ...................        126,462
    33,500     o TOPPS, INC .........................        171,687
    30,800     o TOYS R US, INC .....................        669,900
 1,328,600       WAL-MART STORES, INC ...............     29,727,425
    69,200       WALGREEN CO ........................      2,067,350
                                                      --------------
                                                          82,953,860
                                                      --------------
                TEXTILE & APPAREL--1.11%
     6,500     o ANN TAYLOR STORES CORP .............         66,625
    14,300       CML GROUP, INC .....................         73,287
    39,000     o CONE MILLS CORP ....................        438,750
     6,433     o CONVERSE, INC ......................         26,536
     1,700     o DONNKENNY, INC .....................         30,812
    16,316     o FLORSHEIM SHOE CO ..................         61,185
    10,900     o FRUIT OF THE LOOM, INC (CLASS A) ...        265,687
     4,400       LIZ CLAIBORNE, INC .................        122,100
     7,500     o NAUTICA ENTERPRISES, INC ...........        328,125
    15,100       NIKE, INC (CLASS B) ................      1,051,337
    11,200       REEBOK INTERNATIONAL LTD ...........        316,400
     7,700       UNIFI, INC .........................        170,362
     9,700       VF CORP ............................        511,675
    20,800       WARNACO GROUP, INC (CLASS A) .......        520,000
   442,000     o WESTPOINT STEVENS, INC .............      8,867,625
                                                      --------------
                                                          12,850,506
                                                      --------------
                TOBACCO--3.74%
    14,500       DIMON, INC .........................        255,562
   436,700       PHILIP MORRIS COS, INC .............     39,521,350
    18,200       RJR NABISCO HOLDINGS CORP ..........        561,925
     4,360     o SCHWEITZER-MAUDUIT INTL, INC .......        100,825
    23,400       UNIVERSAL CORP .....................        570,375
    66,100       UST, INC ...........................      2,206,087
                                                      --------------
                                                          43,216,124
                                                      --------------
                TRUCKERS & SHIPPING--0.93%
    16,900     o AMERICAN FREIGHTWAYS CORP ..........        175,337
    12,600       HUNT (J.B.) TRANSPORT SERVICES, INC         211,050
     3,300       LAIDLAW, INC (CLASS B) .............         33,825
   345,500     o LANDSTAR SYSTEM, INC ...............      9,242,125
     1,800       ROADWAY SERVICES, INC ..............         87,975
    48,250       ROLLINS TRUCK LEASING CORP .........        536,781
    21,900       TNT FREIGHTWAYS CORP ...............        440,737
                                                      --------------
                                                          10,727,830
                                                      --------------
                UTILITIES--ELECTRIC--0.07%
    27,900     o AES CORP ...........................        666,112
     3,300       OTTER TAIL POWER CO ................        117,975
                                                      --------------
                                                             784,087
                                                      --------------
                UTILITIES--GAS & PIPELINE--0.52%
    23,500     o AMERICAN STANDARD COS, INC .........        658,000
     7,600     o BLACK BOX CORP .....................        124,450
    31,700       CABOT OIL & GAS CORP (CLASS A) .....        463,612
     3,600     o COASTAL CORP .......................        134,100
    60,000       ENRON CORP .........................      2,287,500
     3,875       PANHANDLE EASTERN CORP .............        108,015
    67,400       PUBLIC SERVICE CO OF NORTH CAROLINA       1,204,775
     7,200       SOUTHWESTERN ENERGY CO .............         91,800
    15,517       TENNECO, INC .......................        770,031
    11,200       WESTERN GAS RESOURCES, INC .........        180,600
                                                      --------------
                                                           6,022,883
                                                      --------------

                UTILITIES--TELEPHONE--2.72%
     5,100     o ADTRAN, INC ........................        276,993
    17,100       ALLTEL CORP ........................        504,450
    25,000       AMERITECH CORP NEW .................      1,475,000
   326,200       AT & T CORP ........................     21,121,450
    22,400     o BELL ATLANTIC CORP .................      1,498,000
     1,100     o C-TEC CORP .........................         34,100
    19,500       CINCINNATI BELL, INC ...............        677,625
     4,500     o COMMNET CELLULAR, INC ..............        129,937
    19,200       FRONTIER CORP ......................        576,000
    14,100     o GLENAYRE TECHNOLOGIES, INC .........        877,725
    25,900       MCI COMMUNICATIONS CORP ............        676,637
    15,000     o MOBILE TELECOMMUNICATIONS
                 TECHNOLOGIES CORP ..................        320,625
    11,400     o NEXTEL COMMUNICATIONS, INC (CLASS A)        168,150
       728       SBC COMMUNICATIONS, INC ............         41,860
    21,100       SPRINT CORP ........................        841,362
     7,100     o U.S. LONG DISTANCE CORP ............         99,400
    45,000     o U.S. WEST MEDIA GROUP ..............        855,000
    36,400     o WORLDCOM, INC ......................      1,283,100
                                                      --------------
                                                          31,457,414
                                                      --------------
               TOTAL COMMON STOCK
                 (COST $993,489,616) ................  1,147,799,991
                                                      --------------


     PAR
    VALUE
    -----

              SHORT TERM INVESTMENTS--1.04%
                COMMERCIAL PAPER--0.22%
                 CAMPBELL SOUP CO
 2,500,000       # 5.640%,  01/08/96 ................      2,496,686
                                                      --------------
                GOVERNMENT AGENCIES--0.82%
                 FEDERAL HOME LOAN BANK
 4,000,000       * 5.470%,  01/26/96 ................      3,983,451
                 FEDERAL HOME LOAN MORTGAGE CORP
 4,590,000         5.310%,  03/18/96 ................      4,534,336
                 TENNESSEE VALLEY AUTHORITY
   990,000       * 5.600%,  01/09/96 ................        988,643
                                                      --------------
                                                           9,506,430
                                                      --------------
                TOTAL SHORT TERM INVESTMENTS
                 (COST $12,008,496) .................     12,003,116
                                                      --------------
                   ROUNDING .........................             89
                                                      --------------
                TOTAL PORTFOLIO
                 (COST $1,005,532,070) .............. $1,159,836,428
                                                      ==============

----------------
o NON-INCOME PRODUCING
X IN BANKRUPTCY
# RESTRICTED
* ALL OR A PORTION OF THIS SECURITY HAS BEEN SEGREGATED BY THE CUSTODIAN TO COVER MARGIN OR OTHER REQUIREMENTS ON OPEN FUTURES CONTRACTS COVERED CALL OPTIONS WRITTEN AND SECURITIES PURCHASED ON A DELAYED DELIVERY BASIS.

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
                 STATEMENT OF INVESTMENTS--EQUITY INDEX ACCOUNT
                                DECEMBER 31, 1995

                                     SUMMARY


                                                          VALUE       %
                                                          ----      -----
BONDS
 CORPORATE BONDS
  BROADCASTERS...................................... $     8,140    0.00%
  ENVIRONMENTAL CONTROL.............................      12,180    0.01
                                                     -----------   ------
 TOTAL CORPORATE BONDS
  (COST $15,239)....................................      20,320    0.01
                                                     -----------   ------
TOTAL BONDS
 (COST $15,239).....................................      20,320    0.01
                                                     -----------   ------
PREFERRED STOCK
  CONGLOMERATES.....................................       1,049    0.00
  FINANCIAL--MISCELLANEOUS..........................       1,029    0.00
  HEALTHCARE--SERVICE...............................       8,520    0.00
                                                     -----------   ------
TOTAL PREFERRED STOCK
 (COST $10,435).....................................      10,598    0.00
                                                     -----------   ------
COMMON STOCK
  AEROSPACE.........................................   5,567,940    1.43
  AIR TRANSPORTATION................................   1,991,254    0.51
  AUTOMOTIVE & RELATED..............................   9,875,790    2.53
  BANKS.............................................  29,460,962    7.54
  BEVERAGES.........................................  10,909,886    2.79
  BROADCASTERS......................................   4,231,062    1.08
  BUSINESS SERVICES.................................   5,643,367    1.44
  CHEMICALS--MAJOR..................................   7,996,348    2.05
  CHEMICALS--SPECIALTY..............................   4,220,714    1.08
  COMMUNICATION EQUIPMENT & SERVICES................   7,242,666    1.85
  COMPUTER SERVICE..................................  12,075,576    3.09
  CONGLOMERATES.....................................   7,873,099    2.01
  CONSTRUCTION--MATERIALS & BUILDERS................   2,657,967    0.68
  CONTAINERS........................................     535,782    0.14
  COSMETICS.........................................   2,373,599    0.61
  ELECTRICAL EQUIPMENT..............................  12,146,217    3.11
  ELECTRICAL EQUIPMENT--COMPONENTS
    DIVERSIFIED.....................................  11,467,000    2.93
  ELECTRICAL EQUIPMENT--INSTRUMENTS.................   2,104,541    0.54
  ENVIRONMENTAL CONTROL.............................   1,968,636    0.50
  FINANCIAL--MISCELLANEOUS..........................  15,442,317    3.95
  FOODS.............................................   9,500,989    2.43
  FOREST PRODUCTS...................................   2,041,011    0.52
  HEALTHCARE--DRUGS.................................  22,219,808    5.69
  HEALTHCARE--HOSPITAL SUPPLY.......................   8,521,197    2.18
  HEALTHCARE--OTHER.................................   4,541,360    1.16
  HEALTHCARE--SERVICE...............................   6,844,992    1.75
  HOUSEHOLD--CONSUMER ELECTRONICS...................     105,743    0.03
  HOUSEHOLD--DURABLE GOODS..........................   1,620,687    0.41
  HOUSEHOLD--PRODUCTS...............................   6,088,624    1.56
  INSURANCE--BROKERS & OTHER........................   1,709,661    0.44
  INSURANCE--LIFE...................................   2,659,473    0.68
  INSURANCE--MULTI-LINE,
    PROPERTY & CASUALTY.............................  12,050,000    3.08
  LEISURE TIME......................................   5,134,137    1.31
  MACHINERY.........................................   6,197,854    1.59
  METALS--ALUMINIUM.................................     963,298    0.25
  METALS--GOLD......................................   1,009,410    0.26
  METALS--NON-FERROUS...............................   1,411,866    0.36
  METALS--STEEL.....................................   1,802,586    0.46
  OFFICE EQUIPMENT..................................  12,410,730    3.18
  PAPER.............................................   4,651,793    1.19
  PETROLEUM--EXPLORATION & PRODUCTION...............   2,961,692    0.76
  PETROLEUM--INTEGRATED.............................  19,807,856    5.07
  PETROLEUM--SERVICE................................   3,021,226    0.77
  PHOTOGRAPHY.......................................   1,847,400    0.47
  PROPERTY--REAL ESTATE.............................     555,761    0.14
  PUBLISHING--NEWSPAPER.............................   1,966,474    0.50
  PUBLISHING--OTHER.................................   3,371,843    0.86
  RAILROAD..........................................   3,747,797    0.96
  RESTAURANTS & HOTELS..............................   5,164,037    1.32
  RETAIL--FOOD .....................................   2,665,720    0.68
  RETAIL--GENERAL MERCHANDISE.......................  14,264,476    3.65
  TEXTILE & APPAREL.................................   1,805,461    0.46
  TOBACCO...........................................   7,201,649    1.84
  TRUCKERS & SHIPPING...............................     897,824    0.23
  UTILITIES--ELECTRIC...............................  18,652,918    4.77
  UTILITIES--GAS & PIPELINE.........................   5,037,008    1.29
  UTILITIES--TELEPHONE..............................  29,260,229    7.49
                                                    ------------  ------
TOTAL COMMON STOCK
 (COST $346,730,188)................................ 389,499,313   99.65
                                                    ------------  ------
SHORT TERM INVESTMENTS
  COMMERCIAL PAPER..................................   3,680,107    0.94
                                                    ------------  ------
TOTAL SHORT TERM INVESTMENTS
 (COST $3,680,906)..................................   3,680,107    0.94
                                                    -----------   ------
   ROUNDING.........................................         192    0.00
                                                    ------------  ------
TOTAL PORTFOLIO
 (COST $350,436,768)................................ 393,210,530  100.60
   OTHER ASSETS & LIABILITIES, NET..................  (2,332,984)  (0.60)
                                                    ------------  ------
NET ASSETS..........................................$390,877,546  100.00%
                                                    ============  ======

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
                 STATEMENT OF INVESTMENTS--EQUITY INDEX ACCOUNT
                                DECEMBER 31, 1995
     PAR
     VALUE                                             VALUE
              BONDS--0.01%
               CORPORATE BONDS--0.01%
                BROADCASTERS--0.00%
                 VIACOM INTERNATIONAL, INC
                  (SUBORDINATED DEB)
     8,000         8.000%,  07/07/06................ $     8,140
                                                     -----------
                ENVIRONMENTAL CONTROL--0.01%
                 WMX TECHNOLOGIES, INC
                  (SUBORDINATED CV NOTE)
    14,000         2.000%,  01/24/05................       12,180
                                                      -----------
                TOTAL CORPORATE BONDS
                  (COST $15,239)....................       20,320
                                                      -----------
              TOTAL BONDS
               (COST $15,239).......................       20,320
                                                      -----------

     SHARES                                                VALUE
     ------                                                -----

              PREFERRED STOCK--0.00%
                CONGLOMERATES--0.00%
        73       TELEDYNE, INC SERIES E.............        1,049
                                                      -----------
                FINANCIAL--MISCELLANEOUS--0.00%
        42       EVEREN CAPITAL CORP SERIES A.......        1,029
                                                      -----------
                HEALTHCARE--SERVICE--0.00%
       320       FHP INTERNATIONAL CORP SERIES A CV.        8,520
                                                      -----------
              TOTAL PREFERRED STOCK
               (COST $10,435) ......................       10,598
                                                      -----------

              COMMON STOCK--99.65%
                AEROSPACE--1.43%
       900       ALLIANT TECHSYSTEMS, INC...........       45,562
    24,100       BOEING CO..........................    1,888,837
     5,300       EG & G, INC........................      128,525
     1,900       FLIGHTSAFETY INTERNATIONAL, INC....       95,475
     3,800       GENERAL DYNAMICS CORP..............      224,675
     7,800       GENERAL MOTORS CORP (CLASS H)......      383,175
    12,304       LOCKHEED MARTIN CORP...............      972,016
     6,800       MCDONNELL DOUGLAS CORP.............      625,600
     2,800       NORTHROP GRUMMAN CORP..............      179,200
     1,800       OEA, INC ..........................       53,775
     3,400     o ORBITAL SCIENCES CORP..............       43,350
     1,100       PRECISION CASTPARTS CORP...........       43,725
    17,400       RAYTHEON CO........................      822,150
     4,500     o WYMAN-GORDON CO....................       61,875
                                                      -----------
                                                        5,567,940
                                                      -----------
                AIR TRANSPORTATION--0.51%
     2,500       AIR EXPRESS INTERNATIONAL CORP.....       57,500
     1,900       AIRBORNE FREIGHT CORP..............       50,587
     5,400     o AMERICA WEST AIRLINES, INC (CLASS B)      91,800
     5,200     o AMR CORP...........................      386,100
     2,400       ATLANTIC SOUTHEAST AIRLINES, INC          51,600
     2,450       COMAIR HOLDINGS, INC...............       65,843
     1,400     o CONTINENTAL AIRLINES, INC (CLASS B)       60,900
     3,500       DELTA AIRLINES, INC................      258,562
     4,100     o FEDERAL EXPRESS CORP...............      302,887
     1,000     o MESA AIRLINES, INC.................        9,000
     4,700     o NORTHWEST AIRLINES CORP (CLASS A)..      239,700
       400       SKYWEST, INC.......................        5,150
    10,000       SOUTHWEST AIRLINES CO..............      232,500
     1,400     o U.S. AIR GROUP, INC...............        18,550
       650     o UAL CORP NEW......................       116,025
     1,800     o VALUJET, INC......................        44,550
                                                      -----------
                                                        1,991,254
                                                      -----------

                AUTOMOTIVE & RELATED--2.53%
     3,800       ALLEN GROUP, INC...................       85,025
     2,700     o AMERICREDIT CORP...................       36,787
     3,200       ARVIN INDUSTRIES, INC..............       52,800
     2,900       BANDAG, INC........................      156,962
     3,600       BORG-WARNER AUTOMOTIVE, INC........      115,200
     1,600       BREED TECHNOLOGIES, INC............       29,600
    22,981       CHRYSLER CORP......................    1,272,572
     5,400       COOPER TIRE & RUBBER CO............      132,975
     3,000       CUMMINS ENGINE CO, INC.............      111,000
     7,600       DANA CORP..........................      222,300
     3,000       DANAHER CORP.......................       95,250
     2,200     o DETROIT DIESEL CORP................       40,975
     2,800       DONALSON, INC......................       70,350
     5,600       EATON CORP.........................      300,300
     4,700       ECHLIN, INC........................      171,550
     3,400       FEDERAL-MOGUL CORP.................       66,725
    75,200       FORD MOTOR CO......................    2,180,800
     1,300       GENCORP, INC.......................       15,925
    52,700       GENERAL MOTORS CORP................    2,786,512
     8,500       GENUINE PARTS CO...................      348,500
    10,400       GOODYEAR TIRE & RUBBER CO..........      471,900
     5,500       HARLEY DAVIDSON, INC...............      158,125
       600       HAYES WHEELS INTERNATIONAL, INC....       15,375
     2,400     o KIRBY CORP.........................       39,000
     4,600     o LEAR SEATING CORP..................      133,400
     2,400       MODINE MANUFACTURING CO............       57,600
     6,400     o NAVISTAR INTERNATIONAL CORP........       67,200
     3,100       PACCAR, INC........................      130,587
     3,600       POLARIS INDUSTRIES, INC............      105,750
     6,000       SAFETY-KLEEN CORP..................       93,750
     1,000       SMITH (A.O.) CORP..................       20,750
     3,400       SNAP-ON, INC.......................      153,850
       500       STANDARD PRODUCTS CO...............        8,812
     2,200       SUPERIOR INDUSTRIES
                  INTERNATIONAL, INC................       58,025
     1,300     o TBC CORP...........................       11,212
       675       TRANSPRO, INC......................        7,171
     2,300       WABASH NATIONAL CORP...............       51,175
                                                      -----------
                                                        9,875,790
                                                      -----------
                BANKS--7.54%
     4,900       AMSOUTH BANCORP....................      197,837
       900       ASSOCIATED BANC-CORP...............       36,843
    26,488       BANC ONE CORP......................      999,922
     4,200       BANCORP HAWAII, INC................      150,675
     7,544       BANK OF BOSTON CORP................      348,910
    13,800       BANK OF NEW YORK CO, INC...........      672,750
     4,800       BANK SOUTH CORP....................      145,800
    24,900       BANKAMERICA CORP...................    1,612,275
     5,100       BANKERS TRUST NEW YORK CORP........      339,150
     6,600       BARNETT BANKS, INC.................      389,400
     1,600       BAYBANKS, INC......................      157,200
     9,600       BOATMENS BANCSHARES, INC...........      392,400
     4,400     o BROOKLYN BANCORP, INC .............      179,300
       470     o CALIFORNIA FEDERAL BANK
                  (GOODWILL CERT)...................        2,320

                       See notes to financial statements.

     SHARES                                                VALUE
     ------                                                -----
                 BANKS-(CONTINUED)

     2,208       CAPITAL ONE FINANCIAL CORP.........  $    52,716
       700       CCB FINANCIAL CORP.................       38,850
     4,400       CENTRAL FIDELITY BANKS, INC........      140,800
       800       CENTURA BANKS, INC.................       28,100
     8,900       CHARTER ONE FINANCIAL, INC.........      272,562
    11,910       CHASE MANHATTAN CORP...............      722,043
    17,000       CHEMICAL BANKING CORP..............      998,750
    29,321       CITICORP...........................    1,971,837
     5,900       CITY NATIONAL CORP.................       82,600
     8,700       COMERICA, INC......................      349,087
       771       COMMERCE BANCSHARES, INC...........       29,490
     4,300       COMPASS BANCSHARES, INC............      141,900
     9,450       CORESTATES FINANCIAL CORP..........      357,918
     2,954       CRESTAR FINANCIAL CORP.............      174,655
     1,600       CULLEN FROST BANKERS, INC..........       80,000
     1,000       DAUPHIN DEPOSIT CORP...............       28,750
     1,500       DEPOSIT GUARANTY CORP..............       66,750
     6,300     o DIME BANCORP, INC..................       73,237
     4,200       FIFTH THIRD BANCORP................      307,650
     5,014       FIRST AMERICAN BANK CORP...........      222,496
     2,600       FIRST AMERICAN CORP................      123,175
     9,136       FIRST BANK SYSTEM, INC.............      453,374
    22,755       FIRST CHICAGO NBD CORP.............      898,822
     3,609       FIRST COMMERCE CORP................      115,488
     1,391       FIRST COMML CORP...................       45,903
     5,779       FIRST FIDELITY BANCORP NEW.........      435,592
     3,700       FIRST INTERSTATE BANCORP...........      505,050
     4,200       FIRST SECURITY CORP................      161,700
     3,100       FIRST TENNESSEE NATIONAL CORP......      187,550
    11,618       FIRST UNION CORP...................      646,251
     1,200       FIRST VIRGINIA BANKS, INC..........       50,100
     5,300       FIRSTAR CORP NEW...................      210,012
       700       FIRSTIER FINANCIAL, INC............       30,800
    17,102       FLEET FINANCIAL GROUP, INC NEW.....      696,906
     2,600       FOURTH FINANCIAL CORP..............      106,437
     1,500     o GREENPOINT FINANCIAL CORP..........       40,125
    10,400       HIBERNIA CORP (CLASS A)............      111,800
    10,737       HUNTINGTON BANCSHARES, INC.........      257,688
     2,800       INTEGRA FINANCIAL CORP.............      176,400
    16,200       KEYCORP NEW........................      587,250
     4,300     o LONG ISLAND BANCORP, INC...........      113,412
     7,300       MAGNA GROUP, INC...................      173,375
     8,500       MARSHALL & ILSLEY CORP.............      221,000
     9,374       MELLON BANK CORP...................      503,852
     4,400       MERCANTILE BANCORP, INC............      202,400
     5,400       MERCANTILE BANKSHARES CORP.........      150,525
     4,377       MERIDIAN BANCORP, INC..............      203,530
     3,600       MIDLANTIC CORP.....................      236,250
    12,600       MORGAN (J.P.) & CO, INC............    1,011,150
    11,358       NATIONAL CITY CORP.................      376,233
       900       NATIONAL COMMERCE BANCORP..........       23,625
    18,094       NATIONSBANK CORP...................    1,259,794
     3,600     o NORTH FORK BANCORP, INC............       90,900
     4,400       NORTHERN TRUST CORP................      246,400
    23,748       NORWEST CORP.......................      783,684
     4,550       OLD KENT FINANCIAL CORP............      187,118
     1,000       OLD NATIONAL BANCORP...............       34,750
     3,200       ONBANCORP, INC.....................      106,800
     1,000       ONE VALLEY BANCORP OF WEST VIRGINIA       31,250
     2,300     o PEOPLES BANK OF BRIDGEPORT.........       43,700
    16,000       PNC BANK CORP......................      516,000
     6,800       PREMIER BANCORP, INC...............      158,950
     4,500       REGIONS FINANCIAL CORP.............      193,500
     2,900       REPUBLIC NEW YORK CORP.............      180,162
     6,400     o RIGGS NATIONAL CORP................       83,200
     4,466       SIGNET BANKING CORP................      106,067
     8,440       SOUTHERN NATIONAL CORP.............      221,550
     8,200       SOUTHTRUST CORP....................      210,125
    10,100     o SOVEREIGN BANCORP, INC.............      102,262
     6,500       ST. PAUL BANCORP, INC..............      165,750
       700     o STANDARD FEDERAL BANK..............       27,562
     2,200       STAR BANC CORP.....................      130,900
     5,600       STATE STREET BOSTON CORP ..........      252,000
     5,780       SUMMIT BANCORP ....................      182,070
     8,100       SUNTRUST BANKS, INC ...............      554,850
     5,500       SYNOVUS FINANCIAL CORP ............      156,750
    11,616       U.S. BANCORP ......................      390,588
     1,600       U.S. TRUST CORP NEW ...............       79,600
     4,800       UJB FINANCIAL CORP ................      171,600
     1,300       UNION BANK ........................       70,525
     4,400       UNION PLANTERS CORP ...............      140,250
       500       UNITED CAROLINA BANCSHARES CORP ...       16,875
     1,200       VALLEY NATIONAL BANCORP ...........       30,000
    12,400       WACHOVIA CORP NEW .................      567,300
     4,500       WASHINGTON FEDERAL, INC ...........      115,312
     4,100       WASHINGTON MUTUAL, INC ............      118,387
     2,738       WELLS FARGO & CO ..................      591,408
     4,200       WILMINGTON TRUST CORP .............      129,675
     2,400       ZIONS BANCORP .....................      192,600
                                                      -----------
                                                       29,460,962
                                                      -----------
                BEVERAGES--2.79%
    15,700       ANHEUSER BUSCH COS, INC ...........    1,049,937
     1,400       BROWN FORMAN, INC (CLASS B) .......       51,100
    88,000       COCA COLA CO ......................    6,534,000
     6,700       COCA COLA ENTERPRISES, INC ........      179,225
     4,300       COORS ADOLPH CO (CLASS B) .........       95,137
    53,700       PEPSICO, INC ......................    3,000,487
                                                      -----------
                                                       10,909,886
                                                      -----------
                BROADCASTERS--1.08%
     4,600       CAPITAL CITIES/ABC, INC ...........      567,525
     3,300       CITICASTERS, INC ..................       77,962
     2,200     o CLEAR CHANNEL COMMUNICATIONS, INC..       97,075
     2,800       COMCAST CORP (CLASS A) ............       49,350
    15,000       COMCAST CORP (CLASS A) SPL ........      272,812
     1,900     o EVERGREEN MEDIA CORP (CLASS A) ....       60,800
     5,105       GAYLORD ENTERTAINMENT CO ..........      141,663
     1,800       HARTE-HANKS COMMUNICATIONS, INC ...       35,550
     3,600     o HERITAGE MEDIA CORP (CLASS A) NEW..       92,250
     1,350     o INFINITY BROADCASTING CORP  (CLASS A)     50,287
     3,000     o KING WORLD PRODUCTIONS, INC .......      116,625
    11,475     o LIBERTY MEDIA GROUP (CLASS A) .....      308,390
     2,450     o LIN TELEVISION CORP ...............       72,887
     2,900       SCRIPPS (E.W.) CO (CLASS A) .......      114,187
     2,100       TCA CABLE TV, INC .................       58,012
    46,700           o TELE-COMMUNICATIONS, INC
                  (CLASS A) NEW ....................      928,162
     8,300       TURNER BROADCASTING SYSTEMS, INC
                  (CLASS B) ........................      215,800
       400       UNITED TELEVISION, INC ............       36,100
     6,460     o VIACOM, INC (CLASS A) .............      296,352
    13,193     o VIACOM, INC (CLASS B) .............      625,018
       250     o VIACOM, INC (CLASS B) WTS 07/07/97.          718
       150     o VIACOM, INC (CLASS B) WTS 07/07/99.          825
       900     o WESTWOOD ONE, INC .................       12,712
                                                      -----------
                                                        4,231,062
                                                      -----------
                BUSINESS SERVICES--1.44%
     1,000     o ACCUSTAFF, INC ....................       44,000
     3,600       ADVO, INC .........................       93,600
     1,000     o ALLIANCE SEMICONDUCTOR CORP .......       11,625
     2,000     o ALTERNATIVE RESOURCES CORP ........       60,500
     3,000     o AMERICA ONLINE, INC ...............      112,500
     1,600     o ATRIA SOFTWARE INC ................       62,600

                       See notes to financial statements.

     SHARES                                                 VALUE
     ------                                                 -----
                BUSINESS SERVICES (CONTINUED)
     3,100       AUTODESK, INC .....................    $ 106,175
     2,200       BANTA CORP ........................       96,800
     7,000       BLOCK (H&R), INC ..................      283,500
     1,500     o CABLEVISION SYSTEMS CORP (CLASS A).       81,375
     1,200     o CALGENE, INC ......................        5,550
     1,400     o CATALINA MARKETING CORP ...........       87,850
     1,800     o CHECKPOINT SYSTEMS, INC ...........       67,275
     2,700       CINTAS CORP .......................      120,150
     4,300     o COMPUTERVISION CORP ...............       66,112
     4,100     o CORPORATE EXPRESS, INC ............      123,512
     2,000     o CORRECTIONS CORP OF AMERICA .......       74,250
     2,100     o CREDENCE SYSTEMS CORP .............       48,037
     6,400       DELUXE CORP .......................      185,600
     1,300     o DIALOGIC CORP .....................       50,050
     3,100       DIEBOLD, INC ......................      171,662
     3,400     o DOUBLETREE CORP ...................       89,250
       900     o FORE SYSTEMS, INC .................       53,550
     2,600     o FRANKLIN QUEST CO .................       50,700
     1,800     o FRITZ COS INC .....................       74,700
     1,300     o GATEWAY 2000, INC .................       31,850
     5,700       HARLAND (JOHN H.) CO ..............      118,987
     1,500       IDEON GROUP, INC ..................       15,187
     1,400     o INFORMATION RESOURCES, INC ........       17,325
     1,400     o INSO CORP COM .....................       59,500
     1,000     o INTERIM SERVICES, INC .............       34,750
     6,000       INTERPUBLIC GROUP OF COS, INC .....      260,250
     3,600       KELLY SERVICES, INC (CLASS A) .....       99,900
     1,000       LIBERTY PROPERTY TRUST ............       20,750
     5,100       MANPOWER, INC .....................      143,437
     1,250     o MCAFEE ASSOCIATES, INC ............       54,843
       700     o MERISEL, INC ......................        3,062
     1,800     o MICRO WAREHOUSE, INC ..............       77,850
     2,600     o NATIONAL AUTO CREDIT, INC .........       42,250
     5,000       NATIONAL SERVICE INDUSTRIES, INC ..      161,875
     3,500     o NU KOTE HOLDING, INC (CLASS A) ....       59,500
     9,250     o OFFICE DEPOT, INC .................      182,687
     7,600     o OIS OPTICAL IMAGING SYSTEMS, INC ..       29,450
     2,900       OLSTEN CORP .......................      114,550
     5,400       OMNICOM GROUP, INC ................      201,150
     1,000     o OPTICAL DATA SYSTEMS, INC .........       25,250
     2,750       PAYCHEX, INC ......................      137,156
     2,500       PHH CORP ..........................      116,875
     2,200       PREMIER INDUSTRIAL CORP NEW .......       53,900
     1,700     o QUARTERDECK CORP ..................       46,750
     1,000     o REMEDY CORP .......................       59,250
     2,600     o ROBERT HALF INTERNATIONAL, INC ....      108,875
     4,000       ROLLINS, INC ......................       88,500
     5,100       SENSORMATIC ELECTRONICS CORP ......       88,612
     7,300       SERVICE CORP INTERNATIONAL ........      321,200
     2,000     o STRATACOM, INC ....................      147,000
     3,300     o SUNGARD DATA SYSTEMS, INC .........       94,050
     1,500     o THERMOLASE CORP ...................       38,812
     1,700     o TIVOLI SYSTEMS, INC ...............       57,375
     1,700       TRUE NORTH COMMUNICATIONS, INC ....       31,450
     3,900     o U.S. CELLULAR CORP ................      131,625
       400       VALSPAR CORP ......................       17,850
     2,100     o VERIFONE, INC .....................       60,112
     1,100       WALLACE COMPUTER SERVICES, INC ....       60,087
       500     o WONDERWARE CORP ...................        8,562
                                                      -----------
                                                        5,643,367
                                                      -----------
                CHEMICALS--MAJOR--2.05%
     7,700       AIR PRODUCTS & CHEMICALS, INC .....      406,175
     1,200       ARCO CHEMICAL CO ..................       58,350
    17,800       DOW CHEMICAL CO ...................    1,252,675
    37,800       DU PONT (E.I.) DE NEMOURS & CO ....    2,641,275
     5,500       EASTMAN CHEMICAL CO ...............      344,437
     2,200       GOODRICH (B.F.) CO ................      149,875
     7,700       HERCULES, INC .....................      434,087
     2,900       MISSISSIPPI CHEMICAL CORP .........       67,425
     7,700       MONSANTO CO .......................      943,250
     1,300     o OAK TECHNOLOGY, INC ...............       54,925
     1,900       OLIN CORP .........................      141,075
    13,700       PPG INDUSTRIES, INC ...............      626,775
     9,900       PRAXAIR, INC ......................      332,887
       200     o QUINTILES TRANSNATIONAL CORP ......        8,200
     3,300       ROHM & HAAS CO ....................      212,437
     8,600       UNION CARBIDE CORP ................      322,500
                                                      -----------
                                                        7,996,348
                                                      -----------
                CHEMICALS--SPECIALTY--1.08%
     3,600     o AIRGAS, INC .......................      119,700
     4,700       ALBEMARLE CORP ....................       91,062
     2,900       BETZ LABORATORIES, INC ............      118,900
     3,800       CALGON CARBON CORP ................       45,600
     1,500       COMMERCIAL METALS CO ..............       37,125
     4,800       CROMPTON & KNOWLES CORP ...........       63,600
     1,600     o CYTEC INDUSTRIES, INC .............       99,800
       900       DEXTER CORP .......................       21,262
     4,800       ECOLAB, INC .......................      144,000
     6,000       ENGELHARD CORP ....................      130,500
     7,000       ETHYL CORP ........................       87,500
     3,100       FERRO CORP ........................       72,075
     1,600       FIRST MISSISSIPPI CORP ............       42,400
     2,900       FOSTER WHEELER CORP ...............      123,250
       401       FULLER (H.B.) CO ..................       13,934
     4,100       GEON CO ...........................       99,937
     2,900       GEORGIA GULF CORP .................       89,175
     1,000       GRACE (W.R.) & CO .................       59,125
     4,600       GREAT LAKES CHEMICAL CORP .........      331,200
       644       ICN PHARMACEUTICALS, INC NEW ......       12,397
     3,700       IMC GLOBAL, INC ...................      151,237
     5,000       LAWTER INTERNATIONAL, INC .........       58,125
     2,400       LOCTITE CORP ......................      114,000
     4,900       LUBRIZOL CORP .....................      136,587
     3,500       LYONDELL PETROCHEMICAL CO .........       80,062
       900       MALLINCKRODT GROUP, INC ...........       32,737
       200     o MCWHORTER TECHNOLOGIES, INC .......        2,950
     3,600       MILLIPORE CORP ....................      148,050
    10,400       MORTON INTERNATIONAL, INC .........      373,100
     5,400       NALCO CHEMICAL CORP ...............      162,675
     1,500       OM GROUP, INC .....................       49,687
     3,400       RAYCHEM CORP ......................      193,375
     7,750       RPM, INC ..........................      127,875
     3,475       SCHULMAN A, INC ...................       78,187
     3,800     o SEALED AIR CORP ...................      106,875
     3,600       SIGMA ALDRICH CORP ................      178,200
     6,600     o STERLING CHEMICALS, INC ...........       53,625
     3,400       TERRA INDUSTRIES, INC .............       48,025
     1,000       THIOKOL CORP ......................       33,875
     1,600       VIGORO CORP .......................       98,800
     2,700       WELLMAN, INC ......................       61,425
     4,400       WITCO CORP ........................      128,700
                                                      -----------
                                                        4,220,714
                                                      -----------
                COMMUNICATION EQUIPMENT &
                 SERVICES--1.85%
    11,260     o 3COM CORP .........................      524,997
    35,000     o AIRTOUCH COMMUNICATIONS, INC ......      988,750
     2,850     o ANDREW CORP .......................      109,012
     1,000     o ANTEC CORP ........................       18,000
     4,700     o ARCH COMMUNICATIONS GROUP, INC ....      112,800
     2,800     o ASCEND COMMUNICATIONS INC .........      227,150
     2,300     o AVID TECHNOLOGIES, INC ............       43,700
     5,600     o BRINKER INTERNATIONAL, INC ........       84,700

                       See notes to financial statements.

     SHARES                                                VALUE
     ------                                                -----
                COMMUNICATION EQUIPMENT &
                 SERVICES (CONTINUED)
     3,600     o CABLETRON SYSTEMS, INC ............  $   291,600
     1,500     o CALIFORNIA MICROWAVE, INC .........       24,937
     1,800     o CASCADE COMMUNICATIONS CORP .......      153,450
     1,000     o CELLSTAR CORP .....................       26,000
       400     o CELLULAR COMMUNICATIONS
                  INTERNATIONAL, INC ...............       17,100
     4,400       CENTURY TELEPHONE ENTERPRISES, INC       139,700
     1,100     o CIDCO, INC ........................       28,050
    18,700     o CISCO SYSTEMS, INC ................    1,395,487
     5,200       COMSAT CORP SERIES 1 ..............       96,850
    16,100       CORNING, INC ......................      515,200
     7,800     o DSC COMMUNICATIONS CORP ...........      287,625
     1,700     o DSP COMMUNICATIONS, INC ...........       74,162
     1,600     o GENERAL DATACOMM INDUSTRIES, INC ..       27,400
     4,700     o GEOTEK COMMUNICATIONS, INC ........       29,668
     3,300       HARRIS CORP .......................      180,262
     1,100     o INTERDIGITAL COMMUNICATIONS CORP ..        8,112
     4,266     o INTERNATIONAL CABLETEL, INC .......      104,517
     7,100     o LCI INTERNATIONAL, INC ............      145,550
     1,900     o MACROMEDIA, INC ...................       99,275
     1,900     o MFS COMMUNICATIONS CO, INC ........      101,175
     1,100     o NETCOM ON-LINE COMMUNICATION
                  SERVICES, INC ....................       39,600
     2,300     o NETWORK EQUIPMENT TECHNOLOGIES ....       62,962
     6,100     o NEW WORLD
                  COMMUNICATIONS GROUP, INC ........      106,750
    21,700     o NOVELL, INC .......................      309,225
     1,500     o OCTEL COMMUNICATIONS CORP .........       48,375
     2,000     o PAGING NETWORK, INC ...............       48,750
       800     o PAIRGAIN TECHNOLOGIES, INC ........       43,800
     2,000     o PICTURETEL CORP NEW ...............       86,250
     1,400     o PREMISYS COMMUNICATIONS, INC ......       78,400
     2,900     o QUALCOMM, INC .....................      124,700
     5,500       SCIENTIFIC-ATLANTA, INC ...........       82,500
     4,300     o TECH DATA CORP ....................       64,500
     5,200     o TELLABS, INC ......................      192,400
     4,900     o VANGUARD CELLULAR SYSTEMS, INC ....       99,225
                                                      -----------
                                                        7,242,666
                                                      -----------
                COMPUTER SERVICE--3.09%
       400      o3DO CO ............................        4,000
     2,700     o ACXIOM CORP .......................       73,912
     3,400     o ADAPTEC, INC ......................      139,400
     4,400     o ADC TELECOMMUNICATIONS, INC .......      160,600
     3,572       ADOBE SYSTEMS, INC ................      221,464
     3,150     o AMERICAN MANAGEMENT SYSTEMS, INC ..       94,500
    10,000       AUTOMATIC DATA PROCESSING, INC ....      742,500
       400     o BANYAN SYSTEMS, INC ...............        4,100
    11,645     o BAY NETWORKS, INC .................      478,900
     1,400     o BBN CORPORATION ...................       57,575
     3,500     o BISYS GROUP, INC ..................      107,625
     3,100     o BMC SOFTWARE, INC .................      132,525
       600     o BORLAND INTERNATIONAL, INC ........        9,900
     1,400     o BOSTON TECHNOLOGY, INC ............       17,850
       900     o BRODERBUND SOFTWARE, INC ..........       54,675
     3,650     o CADENCE DESIGN SYSTEMS, INC .......      153,300
     1,000     o CAMBRIDGE TECHNOLOGY PARTNERS, INC.       57,500
     1,200     o CDW COMPUTER CENTERS, INC .........       48,600
     3,000     o CERIDIAN CORP .....................      123,750
     2,300     o CHEYENNE SOFTWARE, INC ............       60,087
     1,600     o COMPUSA, INC ......................       49,800
    12,800       COMPUTER ASSOCIATES INTERNATIONAL,
                   INC .............................      728,000
     3,900     o COMPUTER SCIENCES CORP ............      273,975
     2,400     o COMPUWARE CORP ....................       44,400
     1,000     o CONTINUM, INC .....................       39,500
     1,300     o CYRIX CORP ........................       29,900
     1,200     o DAVIDSON & ASSOCIATES, INC ........       26,400
     2,500     o ELECTRONIC ARTS ...................       65,312
    13,000     o EMC CORP ..........................      199,875
       400     o EXABYTE CORP ......................        5,850
    13,274       FIRST DATA CORP ...................      887,698
     3,900     o FISERV, INC .......................      117,000
     1,600     o FTP SOFTWARE, INC .................       46,400
    20,500       GENERAL MOTORS CORP (CLASS E) .....    1,066,000
     2,600       HBO & CO ..........................      199,225
     4,100     o INTERGRAPH CORP ...................       64,575
     2,400     o INTUIT, INC .......................      187,200
       600     o LANDMARK GRAPHICS CORP ............       13,950
     1,100     o MEDIC COMPUTER SYSTEMS, INC .......       66,550
     4,000     o MENTOR GRAPHICS CORP ..............       73,000
     2,500     o MICROCHIP TECHNOLOGY, INC .........       91,250
     1,200     o MICRON ELECTRONICS, INC ...........       12,900
    24,300     o MICROSOFT CORP ....................    2,132,325
     3,400       NATIONAL DATA CORP ................       84,150
     2,600     o NETMANAGE, INC ....................       60,450
     2,000     o NETWORK GENERAL CORP ..............       66,750
    22,850     o ORACLE CORP .......................      968,268
     4,000     o PARAMETRIC TECHNOLOGY CORP ........      266,000
     1,700     o PEOPLESOFT, INC ...................       73,100
     4,200     o PLATINUM TECHNOLOGY, INC ..........       77,175
       300     o POLICY MANAGEMENT SYSTEMS CORP ....       14,287
     1,400     o PROGRESS SOFTWARE CORP ............       52,500
     2,700     o READ-RITE CORP ....................       62,775
     3,300       REYNOLDS & REYNOLDS CO (CLASS A) ..      128,287
     1,500     o SAFEGUARD SCIENTIFICS INC .........       74,250
     1,900     o SECURITY DYNAMICS TECHNOLOGIES, INC      103,550
     2,000       SEI CORP ..........................       43,500
     1,800       SHARED MEDICAL SYSTEMS CORP .......       97,875
       300     o SHIVA CORP ........................       21,825
     1,300     o SIERRA ON-LINE, INC ...............       37,375
     1,600     o SOFTKEY INTERNATIONAL, INC ........       37,000
     2,100     o STERLING SOFTWARE, INC ............      130,987
     2,100     o STRUCTURAL DYNAMICS RESEARCH CORP..       61,687
     4,600     o SYBASE, INC .......................      165,600
     2,600     o SYMANTEC CORP .....................       60,450
     2,800     o SYNOPSYS, INC .....................      106,400
     1,650       SYSTEM SOFTWARE ASSOCIATES, INC ...       35,887
     2,400     o ZEBRA TECHNOLOGY CORP .............       81,600
                                                      -----------
                                                       12,075,576
                                                      -----------
                CONGLOMERATES--2.01%
     7,900       ALCO STANDARD CORP ................      360,437
     5,800       ALEXANDER & BALDWIN, INC ..........      133,400
    19,500       ALLIED SIGNAL, INC ................      926,250
     3,000       AMERICAN FINANCIAL GROUP, INC .....       91,875
     5,200     o ANIXTER INTERNATIONAL, INC ........       96,850
     1,200     o COLTEC INDUSTRIES, INC ............       13,950
     2,700     o CONCORD EFS, INC ..................      114,075
     2,700       CRANE CO ..........................       99,562
     4,100       FIRST NATIONAL BANCORP GAINESVILLE       131,200
     6,700       ITT INDUSTRIES, INC ...............      160,800
     3,100       JOHNSON CONTROLS, INC .............      213,125
     1,300       KEYSTONE FINANCIAL, INC ...........       39,000
     3,000     o LITTON INDUSTRIES, INC ............      133,500
     5,800       LOEWS CORP ........................      454,575
     3,800     o MANVILLE CORP .....................       49,875
     5,171       MARK IV INDUSTRIES, INC ...........      102,127
    28,700       MINNESOTA MINING & MANUFACTURING CO    1,901,375
    11,500       ROCKWELL INTERNATIONAL CORP .......      608,062
     1,100       STANDEX INTERNATIONAL CORP ........       36,025
     3,500       TELEDYNE, INC .....................       89,687
     4,900       TEXTRON, INC ......................      330,750
     4,600       TRW, INC ..........................      356,500

                       See notes to financial statements.

     SHARES                                                VALUE
     ------                                                -----
                 CONGLOMERATES-(CONTINUED)

    11,100       TYCO INTERNATIONAL LTD ............  $   395,437
     8,700       UNITED TECHNOLOGIES CORP ..........      825,412
     9,000       WHITMAN CORP ......................      209,250
                                                      -----------
                                                        7,873,099
                                                      -----------
                CONSTRUCTION
                 --MATERIALS & BUILDERS--0.68%
     2,800       ARMSTRONG WORLD INDUSTRIES, INC ...      173,600
     1,200           o CASTLE & COOKE, INC .........       20,100
       200     o CDI CORP ..........................        3,600
     2,400       CENTEX CORP .......................       83,400
     1,900     o CHAMPION ENTERPRISES, INC .........       58,662
     4,793       CLAYTON HOMES, INC ................      102,450
     6,300       DEBARTOLO REALTY CORP .............       81,900
     2,400       FASTENAL CO .......................      101,400
     3,400       FLEETWOOD ENTERPRISES, INC ........       87,550
     1,300     o JACOBS ENGINEERING GROUP, INC .....       32,500
       600       JUSTIN INDUSTRIES, INC ............        6,600
     4,800       KAUFMAN & BROAD HOME CORP .........       71,400
     5,760       LAFARGE CORP ......................      108,000
     2,950       LENNAR CORP .......................       74,118
     2,300       MANUFACTURED HOME .................       40,250
    11,500       MASCO CORP ........................      360,812
       900       MEDUSA CORP .......................       23,850
     2,400       OAKWOOD HOMES CORP ................       92,100
     3,600     o OWENS CORNING FIBERGLAS CORP NEW ..      161,550
       700       PLY-GEM INDUSTRIES, INC ...........       11,375
     2,200       PULTE CORP ........................       73,975
     5,900       SHERWIN-WILLIAMS CO ...............      240,425
    11,400     o SIMON PROPERTY GROUP, INC .........      277,875
     2,800     o SOLA INTERNATIONAL, INC ...........       70,700
       300       TEXAS INDUSTRIES, INC .............       15,900
     3,700     o USG CORP ..........................      111,000
     3,000       VULCAN MATERIALS CO ...............      172,875
                                                      -----------
                                                       2 ,657,967
                                                      -----------
                CONTAINERS--0.14%
     3,033       BALL CORP .........................       83,407
     5,600     o CROWN CORK & SEAL CO, INC .........      233,800
     5,200     o GAYLORD CONTAINER CO ..............       41,925
    10,400     o OWENS ILLINOIS, INC ...............      150,800
     1,100       WEST CO, INC ......................       25,850
                                                      -----------
                                                          535,782
                                                      -----------
                COSMETICS--0.61%
     1,000       ALBERTO CULVER CO (CLASS B) .......       34,375
     4,900       AVON PRODUCTS, INC ................      369,337
       600     o BUSH BOAKE ALLEN INC ..............       16,425
     1,900       CARTER WALLACE, INC ...............       21,612
    30,800       GILLETTE CO .......................    1,605,450
     6,800       INTERNATIONAL FLAVORS
                  & FRAGRANCES, INC ................      326,400
                                                      -----------
                                                        2,373,599
                                                      -----------
                ELECTRICAL EQUIPMENT--3.11%
     5,300     o AMERICAN POWER CONVERSION CORP ....       50,350
     3,700       AMETEK, INC .......................       69,375
     1,800       BALDOR ELECTRIC CO ................       36,225
     3,900       BELDEN, INC .......................      100,425
     2,000     o COMVERSE TECHNOLOGY, INC ..........       40,000
     8,000       DURACELL INTERNATIONAL, INC .......      414,000
    15,700       EMERSON ELECTRIC CO ...............    1,283,475
     2,000       EXIDE CORP ........................       91,750
   116,500       GENERAL ELECTRIC CO ...............    8,388,000
       700       GENERAL SIGNAL CORP ...............       22,662
     3,000       GRAINGER (W.W.), INC ..............      198,750
     9,000       HONEYWELL, INC ....................      437,625
     2,725       HUBBELL, INC (CLASS B) ............      179,168
     1,700       JUNO LIGHTING, INC ................       27,200
     2,300     o MAGNETEK, INC .....................       18,687
     1,400     o OAK INDUSTRIES, INC NEW ...........       26,250
     1,000     o SANMINA CORP ......................       51,875
     2,100     o SYMBOL TECHNOLOGIES, INC ..........       82,950
     2,400       THOMAS & BETTS CORP ...............      177,000
    27,300       WESTINGHOUSE ELECTRIC CORP ........      450,450
                                                      -----------
                                                       12,146,217
                                                      -----------
                ELECTRICAL EQUIPMENT--
                 COMPONENTS DIVERSIFIED--2.93%
     6,900     o ADVANCED MICRO DEVICES, INC .......      113,850
     1,100     o ALANTEC CORP ......................       64,075
     2,700     o ALTERA CORP .......................      134,325
    15,200       AMP, INC ..........................      583,300
     3,100     o AMPHENOL CORP (CLASS A) ...........       75,175
     5,350     o ANALOG DEVICES, INC ...............      189,256
     1,000     o APPLIED INNOVATION, INC ...........       11,750
     3,337     o ARROW ELECTRONICS, INC ............      143,908
     5,300     o ATMEL CORP ........................      118,587
     1,600       AUGAT, INC ........................       27,400
     3,300       AVNET, INC ........................      147,675
     1,700     o BURR BROWN CORP ...................       43,350
     3,900     o CIRRUS LOGIC, INC .................       77,025
     5,600     o CYPRESS SEMICONDUCTOR CORP ........       71,400
     3,500       DALLAS SEMICONDUCTOR CORP .........       72,625
     2,800       FISHER SCIENTIFIC INTERNATIONAL, INC      93,450
     8,300     o GENERAL INSTRUMENT CORP NEW .......      194,012
        45     o HARRIS COMPUTER SYSTEMS CORP ......          607
     1,000       HELIX TECHNOLOGY CORP .............       39,500
     4,800     o INTEGRATED DEVICE TECHNOLOGY, INC .       61,800
    57,700       INTEL CORP ........................    3,274,475
     3,800     o INTERNATIONAL RECTIFIER CORP ......       95,000
     3,300     o KEMET CORP ........................       78,787
     1,800     o KENT ELECTRONICS CORP .............      105,075
     1,700     o LAM RESEARCH CORP .................       77,775
     1,800     o LATTICE SEMICONDUCTOR .............       58,725
     5,200       LINEAR TECHNOLOGY CO ..............      204,100
     8,900     o LSI LOGIC CORP ....................      291,475
       400     o MARSHALL INDUSTRIES, INC ..........       12,850
     4,100     o MAXIM INTEGRATED PRODUCTS .........      157,850
     3,900     o METHODE ELECTRONICS, INC (CLASS A)        55,575
    11,000       MICRON TECHNOLOGY, INC ............      435,875
     7,125       MOLEX, INC ........................      226,218
    41,100       MOTOROLA, INC .....................    2,342,700
     8,400     o NATIONAL SEMICONDUCTOR CORP .......      186,900
     1,950       PIONEER-STANDARD ELECTRONICS, INC .       25,837
     3,900     o S3, INC ...........................       68,737
     2,500     o SIERRA SEMICONDUCTOR CORP .........       34,687
    12,900       TEXAS INSTRUMENTS, INC ............      667,575
     2,000     o TRIMBLE NAVIGATION LTD ............       37,250
     2,100     o U.S. ROBOTICS CORP ................      184,275
     2,600     o VICOR CORP ........................       52,000
     3,812     o VISHAY INTERTECHNOLOGY, INC .......      120,078
     2,300     o VLSI TECHNOLOGY, INC ..............       41,687
     4,700     o WESTERN DIGITAL CORP ..............       84,012
     2,000       WYLE ELECTRONICS ..................       70,250
     4,500     o XILINX, INC .......................      137,250
     2,100     o ZILOG, INC ........................       76,912
                                                      -----------
                                                       11,467,000
                                                      -----------
                ELECTRICAL EQUIPMENT--
                 INSTRUMENTS--0.54%
    12,200     o APPLIED MATERIALS, INC ............      480,375
     2,900       BECKMAN INSTRUMENTS, INC NEW ......      102,587
     1,200     o COHERENT, INC .....................       48,600
     3,300     o DESTEC ENERGY, INC ................       45,375
     1,600     o ELECTROGLAS, INC ..................       39,200
     2,400     o ELECTRONICS FOR IMAGING, INC ......      105,000
     1,800     o INPUT/OUTPUT, INC .................      103,950

                       See notes to financial statements.

     SHARES                                                VALUE
     ------                                                -----
                ELECTRICAL EQUIPMENT--
                 INSTRUMENTS (CONTINUED)
     3,500     o KLA INSTRUMENT CORP ...............    $ 91,218
     1,600     o KULICHE & SOFFA INDUSTRIES, INC ...      37,200
    12,300       LORAL CORP ........................     435,112
     2,600     o LTX CORP ..........................      23,725
     3,300       PERKIN-ELMER CORP .................     124,575
     1,800     o SILICON VALLEY GROUP, INC .........      45,450
     2,500       TEKTRONIX, INC ....................     122,812
     1,600     o TENCOR INSTRUMENTS ................      39,000
     4,800     o TERADYNE, INC .....................     120,000
     1,100     o THERMO INSTRUMENT SYSTEMS, INC ....      37,125
     1,600       VARIAN ASSOCIATES, INC ............      76,400
     1,900       X RITE, INC .......................      26,837
                                                       ---------
                                                       2,104,541
                                                       ---------
                ENVIRONMENTAL CONTROL--0.50%
    12,900       BROWNING FERRIS INDUSTRIES, INC ...     380,550
     5,600       OGDEN CORP ........................     119,700
       800     o OMEGA ENVIRONMENTAL, INC ..........       2,700
     2,600     o REPUBLIC INDUSTRIES, INC ..........      93,925
     3,100     o SANIFILL, INC .....................     103,462
     2,700     o U.S. FILTER CORP ..................      71,887
     4,400     o U.S.A. WASTE SERVICES, INC ........      83,050
     2,800     o UNITED WASTE SYSTEMS, INC .........     104,300
     6,200       WHEELABRATOR TECHNOLOGIES, INC NEW.     103,850
    30,300       WMX TECHNOLOGIES, INC .............     905,212
                                                       ---------
                                                       1,968,636
                                                       ---------
                FINANCIAL--MISCELLANEOUS--3.95%
     3,400       ADVANTA CORP (CLASS A) ............     130,050
     7,600       AHMANSON (H.F.) & CO ..............     201,400
     1,600       ALEX BROWN, INC ...................      67,200
     3,300       AMBAC, INC ........................     154,687
    33,400       AMERICAN EXPRESS CO ...............   1,381,925
    14,100       AMERICAN GENERAL CORP .............     491,737
     1,400     o AMERICAN HEALTH PROPERTIES, INC ...      30,100
     3,100       ASTORIA FINANCIAL CORP ............     141,437
     2,500       AVALON PROPERTIES, INC ............      53,750
     1,200       BEACON PROPERTIES CORP ............      27,600
     7,014       BEAR STEARNS COS, INC .............     139,403
     3,800       BENEFICIAL CORP ...................     177,175
     6,400     o CALIFORNIA FEDERAL BANK ...........     100,800
     2,800       CAPSTEAD MORTGAGE CORP ............      64,050
     1,400       CASE CORPORATION ..................      64,050
    11,000     o CATELLUS DEVELOPMENT CORP .........      66,000
     1,300     o CBL & ASSOCIATES PROPERTIES, INC ..      28,275
     1,400       CMAC INVESTMENT CORP ..............      61,600
     3,800     o COAST SAVINGS FINANCIAL, INC ......     131,575
     3,400     o COLLECTIVE BANCORP, INC ...........      86,275
     3,750       COMDISCO, INC .....................      84,843
     1,300       COMMERCIAL FEDERAL CORP ...........      49,075
     7,383       COUNTRYWIDE CREDIT INDUSTRIES, INC      160,580
     2,000     o CREDIT ACCEPTANCE CORP ............      41,500
     4,600       CWM MTG HLDGS INC .................      78,200
    10,100       DEAN WITTER DISCOVER & CO .........     474,700
     2,200       DEVELOPERS DIVERSIFIED REALTY CORP       66,000
     3,000       DUKE REALTY INVESTMENTS, INC ......      94,125
     4,600       EDWARDS (A.G.), INC ...............     109,825
     2,900       EQUITY RESIDENTIAL PROPERTY TRUST .      88,812
    12,300       FEDERAL HOME LOAN MORTGAGE CORP ...   1,027,050
    18,200       FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION.......................   2,259,075
     1,200       FINANCIAL SECURITY ASSURANCE
                  HOLDINGS LTD .....................      29,850
     2,300       FINOVA GROUP, INC .................     110,975
     6,900       FIRST FINANCIAL CORP (WISCONSIN) ..     158,700
     3,800       FIRST USA, INC ....................     168,625
    11,600       FRANCHISE FINANCE CORP OF AMERICA .     262,450
     3,800       FRANKLIN RESOURCES, INC ...........     191,425
     1,700     o GARTNER GROUP, INC (CLASS A) NEW ..      81,387
       800       GENERAL GROWTH PROPERTIES, INC ....      16,600
     7,300     o GLENDALE FEDERAL SAVINGS BANK, INC NEW  127,750
     2,800       GLIMCHER REALTY TRUST .............      48,300
     2,100       GOLDEN WEST FINANCIAL CORP ........     116,025
     6,872       GREAT WESTERN FINANCIAL CORP ......     175,236
    10,100       GREEN TREE FINANCIAL CORP .........     266,387
    16,300       HEALTH AND RETIREMENT PROPERTY TRUST    264,875
     2,400       HIGHWOODS PROPERTIES, INC .........      67,800
     6,401       HOUSEHOLD INTERNATIONAL, INC ......     378,459
     8,220       LEHMAN BROTHERS HOLDINGS, INC .....     174,675
     3,700       LEUCADIA NATIONAL CORP ............      92,500
     9,100       MBNA CORP .........................     335,562
     3,300     o MEDAPHIS CORP .....................     122,100
     9,600       MEDITRUST CORP ....................     334,800
    10,250       MERCURY FINANCE CO ................     135,812
    11,500       MERRILL LYNCH & CO, INC ...........     586,500
     2,800       MERRY LAND & INVESTMENT CO, INC ...      66,150
     3,200       MORGAN STANLEY GROUP, INC .........     258,000
    12,900       NEW PLAN REALTY TRUST .............     282,187
     1,200     o OLYMPIC FINANCIAL LTD .............      19,500
     7,100       PAINE WEBBER GROUP INC ............     142,000
       800     o PEC ISRAEL ECONOMIC CORP ..........      19,300
     3,700       PENNCORP FINANCIAL GROUP, INC .....     108,687
     3,700       PIONEER GROUP, INC ................     100,825
     2,100       PMI GROUP, INC ....................      95,025
     2,900       POST PROPERTIES, INC ..............      92,437
     2,000       PRICE (T. ROWE) ASSOCIATES, INC ...      98,500
     3,500       PUBLIC STORAGE, INC ...............      66,500
     2,550       QUICK & REILLY GROUP, INC .........      52,275
     6,500       ROOSEVELT FINANCIAL GROUP, INC ....     125,937
     7,300       SALOMON, INC ......................     259,150
     7,100       SCHWAB (CHARLES) CORP .............     142,887
     6,100       SECURITY CAPITAL PACIFIC TRUST ....     120,475
     1,700       SPIEKER PROPERTIES, INC ...........      42,712
     4,200       STUDENT LOAN MARKETING ASSOCIATION      276,675
     5,000       TCF FINANCIAL CORP ................     165,625
     3,450       THE MONEY STORE, INC ..............      53,906
     6,300     o TIG HOLDINGS, INC .................     179,550
     3,200       UNITED ASSET MANAGEMENT CORP ......     122,800
     2,580       UNITED COS FINANCIAL CORP .........      68,047
     6,900     o UNITED DOMINION REALTY TRUST ......     103,500
                                                       ---------
                                                      15,442,317
                                                       ---------
                FOODS--2.43%
    36,355     o ARCHER DANIELS MIDLAND CO .........     654,390
     9,400       CAMPBELL SOUP CO ..................     564,000
     4,075       CARDINAL HEALTH, INC ..............     223,106
     3,800       CHIQUITA BRANDS INTERNATIONAL, INC       52,250
    16,400       CONAGRA, INC ......................     676,500
    10,000       CPC INTERNATIONAL, INC ............     686,250
     4,400       DEAN FOODS CO .....................     121,000
     3,600       DOLE FOOD, INC ....................     126,000
       700       DREYERS GRAND ICE CREAM, INC ......      23,275
     6,600       FLOWERS INDUSTRIES, INC ...........      80,025
    11,200       GENERAL MILLS, INC ................     646,800
     5,900     o GENERAL NUTRITION COS, INC ........     135,700
    22,050       HEINZ (H.J.) CO ...................     730,406
     3,700       HERSHEY FOODS CORP ................     240,500
     4,200       HORMEL FOODS CORP .................     103,425
     3,200       IBP, INC ..........................     161,600
     4,000     o INTERSTATE BAKERIES CORP ..........      89,500
     8,100       KELLOGG CO ........................     625,725
     6,000       LANCE, INC ........................      98,250
     6,200       MCCORMICK & CO, INC ...............     149,575
     5,000       NABISCO HOLDINGS CORP (CLASS A) ...     163,125
       300     o NBTY, INC .........................       1,425
     5,000       PIONEER-HI-BRED INTERNATIONAL, INC      278,125

                       See notes to financial statements.

     SHARES                                                VALUE
     ______                                               _______

           FOODS (CONTINUED)
     9,400       QUAKER OATS CO ....................   $ 324,300
     5,100     o RALCORP HOLDINGS, INC .............     123,675
     7,300       RALSTON PURINA GROUP ..............     455,337
     4,700       RICHFOOD HOLDINGS, INC ............     125,725
    33,200       SARA LEE CORP .....................   1,058,250
     1,900     o SMITHFIELD FOODS, INC .............      60,325
       800       SMITH'S FOOD & DRUG CENTERS, INC
                   (CLASS B) .......................      20,200
       800       TOOTSIE ROLL INDUSTRIES, INC ......      31,700
     6,400       TYSON FOODS, INC ..................     167,200
     2,800       UNIVERSAL FOODS CORP ..............     112,350
       150       WLR FOODS, INC ....................       2,475
     7,400       WRIGLEY (WM) JR CO ................     388,500
                                                       ---------
                                                       9,500,989
                                                       ---------
                FOREST PRODUCTS--0.52%
     3,900       BOISE CASCADE CORP ................     135,037
     5,600       CHAMPION INTERNATIONAL CORP .......     235,200
     6,100       GEORGIA-PACIFIC CORP ..............     418,612
     8,100       LOUISIANA PACIFIC CORP ............     196,425
     2,900       POTLATCH CORP .....................     116,000
     3,500       RAYONIER, INC .....................     116,812
       900       TJ INTERNATIONAL, INC .............      16,650
    13,700       WEYERHAEUSER CO ...................     592,525
     3,800       WILLAMETTE INDUSTRIES, INC ........     213,750
                                                       ---------
                                                       2,041,011
                                                       ---------
                HEALTHCARE--DRUGS--5.69%
     5,800     o ALZA CORP .........................     143,550
    21,300       AMERICAN HOME PRODUCTS CORP .......   2,066,100
    18,300     o AMGEN, INC ........................   1,086,562
     4,450       ARBOR DRUGS, INC ..................      93,450
     3,860       BERGEN BRUNSWIG CORP (CLASS A) ....      96,017
     2,500     o BIOGEN, INC .......................     153,750
       824       BLOCK DRUG, INC (CLASS A) .........      28,634
    34,500       BRISTOL MYERS SQUIBB CO ...........   2,962,687
       400     o CELLPRO, INC ......................       6,400
     4,500     o CENTOCOR, INC .....................     138,937
     2,100     o CEPHALON, INC .....................      85,575
     1,032     o CHIRON CORP .......................     114,036
       200     o COPLEY PHARMACEUTICAL, INC ........       2,750
     1,100     o COR THERAPEUTICS, INC .............       9,212
     1,800     o ENZO BIOCHEMICAL, INC .............      34,650
     3,800     o FOREST LABORATORIES, INC ..........     171,950
       600     o GENSIA, INC .......................       3,150
     2,100     o GENZYME CORP ......................     130,987
        81     o GENZYME CORP (TISSUE REPAIR DIVISION)     1,285
     2,700     o GILEAD SCIENCES, INC ..............      86,400
     3,000     o IMMUNEX CORP NEW ..................      49,500
     2,700     o INTERNEURON PHARMACEUTICALS, INC ..      68,850
     7,292       IVAX CORP .........................     207,822
    32,238       LILLY (ELI) & CO ..................   1,813,387
     2,900     o LIPOSOME CO, INC ..................      58,000
     4,200       MCKESSON CORP NEW .................     212,625
     2,200     o MEDISENSE, INC ....................      69,575
    86,800       MERCK & CO, INC ...................   5,707,100
     8,850       MYLAN LABORATORIES, INC ...........     207,975
    44,400       PFIZER, INC .......................   2,797,200
    18,245     o PHARMACIA & UPJOHN, INC ...........     706,993
       400     o PROTEIN DESIGN LABORATORIES, INC ..       9,250
     3,600       RHONE-POULENC RORER, INC ..........     191,700
     1,500     o ROBERTS PHARMACEUTICAL CORP .......      26,625
     2,500     o SCHERER (R.P.) CORP ...............     122,812
    26,100       SCHERING-PLOUGH CORP ..............   1,428,975
     1,600     o SEPRACOR, INC .....................      29,400
     2,900     o THERMEDICS, INC ...................      80,475
     9,200       WARNER-LAMBERT CO .................     893,550
     2,488     o WATSON PHARMACEUTICALS, INC .......     121,912
                                                       ---------
                                                      22,219,808
                                                       ---------
                HEALTHCARE--HOSPITAL SUPPLY--2.18%
    53,600       ABBOTT LABORATORIES ...............   2,237,800
     4,300       BARD (C.R.), INC ..................     138,675
    18,600       BAXTER INTERNATIONAL, INC .........     778,875
     4,500       BECTON DICKINSON & CO .............     337,500
     2,400     o C-CUBE MICROSYSTEMS, INC ..........     150,000
     1,600       DENTSPLY INTERNATIONAL, INC NEW ...      64,000
    10,071       GUIDANT CORP ......................     425,499
     2,400     o HAEMONETICS CORP ..................      42,600
     2,700     o ISOLYSER CO, INC ..................      37,800
    45,100       JOHNSON & JOHNSON .................   3,861,687
     5,800       OWENS & MINOR, INC NEW ............      73,950
     3,100     o PATTERSON DENTAL CO ...............      83,700
     2,800     o PHYSICIAN SALES & SERVICE, INC ....      79,800
     2,700     o PYXIS CORP ........................      39,487
     1,400     o SOFAMOR DANEK GROUP, INC ..........      39,725
     1,000     o TECNOL MEDICAL PRODUCTS, INC ......      18,000
     3,700       U.S. SURGICAL CORP ................      79,087
     1,900     o VENTRITEX, INC ....................      33,012
                                                       ---------
                                                       8,521,197
                                                       ---------
                HEALTHCARE--OTHER--1.16%
       500     o ACUSON CORP .......................       6,187
     5,600       ALLERGAN, INC .....................     182,000
     3,000     o AMERICAN MEDICAL RESPONSE, INC ....      97,500
     2,200     o AMSCO INTERNATIONAL, INC ..........      32,725
     1,100       ARROW INTERNATIONAL, INC ..........      43,725
     2,900       BALLARD MEDICAL PRODUCTS ..........      51,837
     4,300       BAUSCH & LOMB, INC ................     170,387
     8,200     o BIOMET, INC .......................     146,575
     5,741     o BOSTON SCIENTIFIC CORP ............     281,309
     6,200       CAREMARK INTERNATIONAL, INC .......     112,375
     5,178     o CORAM HEALTHCARE CORP .............      22,653
     1,000     o CORDIS CORP .......................     100,500
     2,600     o COVENTRY CORP .....................      53,625
     1,200     o DATASCOPE CORP ....................      28,800
       400       DIAGNOSTIC PRODUCTS CORP ..........      15,150
     2,100     o GENESIS HEALTH VENTURES, INC ......      76,650
     2,000     o HEART TECHNOLOGY, INC .............      65,750
     2,400       HILLENBRAND INDUSTRIES, INC .......      81,300
     2,000     o HUMAN GENOME SCIENCES, INC ........      76,500
     3,000     o IDEXX LABORATORIES, INC ...........     141,000
     9,100     o INFORMIX CORP .....................     273,000
     2,300       KINETIC CONCEPTS, INC .............      27,600
    15,600       MEDTRONIC, INC ....................     871,650
     2,500     o MENTOR CORP .......................      57,500
     2,000     o NELLCOR PURITAN BENNETT, INC ......     116,000
     2,200     o OXFORD HEALTH PLANS, INC ..........     162,525
     8,200       PALL CORP .........................     220,375
     1,600     o PHYSICIAN RELIANCE NETWORK, INC ...      63,600
     3,600     o PLAYTEX PRODUCTS, INC .............      27,000
       400     o QUANTUM HEALTH RESOURCES, INC .....       3,925
     4,450     o ST. JUDE MEDICAL, INC .............     191,350
     1,600     o STERIS CORP .......................      51,600
     4,200       STEWART ENTERPRISES, INC (CLASS A)      155,400
     2,500       STRYKER CORP ......................     131,250
     2,550     o SUMMIT TECHNOLOGY, INC ............      86,062
     2,200     o SUNRISE MEDICAL, INC ..............      40,700
     3,200     o SYBRON INTERNATIONAL CORP .........      76,000
     1,100     o TARGET THERAPEUTICS, INC ..........      47,025
     1,000     o THERMO CARDIOSYSTEMS, INC .........      77,250
     1,500     o THERMOTREX CORP ...................      75,000
                                                       ---------
                                                       4,541,360
                                                       ---------
                HEALTHCARE--SERVICE--1.75%
     3,100     o AMERISOURCE HEALTH CORP (CLASS A) .     102,300
     4,200     o APRIA HEALTHCARE GROUP, INC .......     118,650
     7,000     o BEVERLY ENTERPRISES ...............      74,375
     2,100     o CERNER CORP .......................      43,050

                       See notes to financial statements.

     SHARES                                                VALUE
     ______                                               _______

                HEALTHCARE--SERVICE (CONTINUED)
     1,800     o COASTAL PHYSICIAN GROUP, INC ......  $   24,300
     30,337       COLUMBIA/HCA HEALTHCARE CORP .....   1,539,602
     2,200     o COMMUNITY HEALTH SYSTEMS, INC .....      78,375
     1,000     o COMMUNITY PSYCHIATRIC CENTERS .....      12,250
     2,796     o FHP INTERNATIONAL CORP ............      79,686
     2,500     o FOUNDATION HEALTH CORP ............     107,500
     2,600     o FOXMEYER HEALTH CORP ..............      69,550
     2,300     o HEALTH CARE & RETIREMENT CORP .....      80,500
     5,275     o HEALTH MANAGEMENT ASSOCIATES, INC
                  (CLASS A) NEW ....................     137,809
     2,900     o HEALTH SYSTEMS INTERNATIONAL, INC .      93,162
     2,300     o HEALTHCARE COMPARE CO .............     100,050
     4,200     o HEALTHSOURCE, INC .................     151,200
     6,200     o HEALTHSOUTH CORP ..................     180,575
     3,517     o HORIZON/CMS HEALTHCARE CORP .......      88,804
    10,600     o HUMANA, INC .......................     290,175
     2,500       INTEGRATED HEALTH SERVICES, INC ...      62,500
     2,300     o INTEGRATED SILICON SOLUTION, INC ..      38,489
     3,600       INVACARE CORP .....................      90,900
     8,680     o LABORATORY CORP OF AMERICA HOLDINGS      81,375
       244     o LABORATORY CORP OF AMERICA
                  HOLDINGS WTS 04/28/00 ............         167
     2,700     o LINCARE HOLDINGS, INC .............      67,500
     2,300     o LIVING CENTERS OF AMERICA, INC ....      80,500
     3,700     o MAGELLAN HEALTH SERVICES, INC .....      88,800
     3,400       MANOR CARE, INC ...................     119,000
     2,700     o MEDPARTNERS/MULLIKIN, INC .........      89,100
     2,900     o MID ATLANTIC MEDICAL SERVICES, INC       70,325
       900     o MULTICARE COS, INC ................      21,600
     4,500     o NOVACARE, INC .....................      23,062
     2,200       OMEGA HEALTHCARE INVESTORS, INC ...      58,575
     1,600       OMNICARE, INC .....................      71,600
       600     o ORNDA HEALTHCORP ..................      13,950
       500     o PACIFICARE HEALTH SYSTEMS, INC
                  (CLASS A) ........................      43,500
     1,200     o PACIFICARE HEALTH SYSTEMS, INC .
                  (CLASS B) ........................     104,400
     2,550     o PHYCOR, INC .......................     128,934
     3,200     o PHYSICIAN CORP OF AMERICA .........      54,400
     1,500     o RENAL TREATMENT CENTERS, INC ......      66,000
       150     o SALICK HEALTH CARE, INC NEW .......       5,625
     1,800     o SIERRA HEALTH SERVICES, INC .......      57,150
     4,000     o SUN HEALTHCARE GROUP, INC .........      54,000
     1,900       SURGICAL CARE AFFILIATES, INC .....      64,600
    13,820     o TENET HEALTHCARE CORP .............     286,765
        71     o TRANSPORT HOLDINGS, INC (CLASS A) .       2,893
    10,400       U.S. HEALTHCARE, INC ..............     483,600
    10,400       UNITED HEALTHCARE CORP ............     681,200
       700     o UNIVERSAL HEALTH SERVICES, INC ....      31,062
     3,698     o VALUE HEALTH, INC .................     101,695
     3,115     o VENCOR, INC .......................     101,237
     1,100     o VISX, INC .........................      42,900
     5,600     o VIVRA, INC ........................     140,700
     1,400     o WELLPOINT HEALTH NETWORKS, INC
                  (CLASS A) ........................      44,975
                                                       ---------
                                                       6,844,992
                                                       ---------
                HOUSEHOLD--
                 CONSUMER ELECTRONICS--0.03%
     1,950       HARMAN INTERNATIONAL INDUSTRIES, INC     78,243
     4,000     o ZENITH ELECTRONICS CORP ...........      27,500
                                                       ---------
                                                         105,743
                                                       ---------
                HOUSEHOLD--DURABLE GOODS--0.41%
       800       BASSETT FURNITURE INDUSTRIES, INC .      18,600
     6,200       BLACK & DECKER CORP ...............     218,550
     3,900     o BOYD GAMING CORP ..................      45,337
       900     o GENTEX CORP .......................      19,800
     7,000       LEGGETT & PLATT, INC ..............     169,750
     8,700       MAYTAG CO .........................     176,175
    11,000       NEWELL COS, INC ...................     284,625
     9,300       SHAW INDUSTRIES, INC ..............     137,175
     2,800       STANLEY WORKS .....................     144,200
     7,100       SUNBEAM CORP ......................     108,275
     5,600       WHIRLPOOL CORP ....................     298,200
                                                       ---------
                                                       1,620,687
                                                       ---------
                HOUSEHOLD--PRODUCTS--1.56%
       800       APTARGROUP, INC ...................      29,900
     2,800       CLOROX CO .........................     200,550
     9,900       COLGATE PALMOLIVE CO ..............     695,475
     7,100       DIAL CORP .........................     210,337
     1,200     o FIRST ALERT, INC ..................      10,350
     2,000       FIRST BRANDS CORP .................      95,250
       500     o GIBSON GREETINGS, INC .............       8,000
     2,300       LANCASTER COLONY CORP .............      85,675
     7,000     o PERRIGO CO ........................      83,125
     4,200       PREMARK INTERNATIONAL, INC ........     212,625
    47,200       PROCTER & GAMBLE CO ...............   3,917,600
    11,300       RUBBERMAID, INC ...................     288,150
     3,800     o SCOTTS CO (CLASS A) ...............      73,625
       700       STANHOME, INC .....................      20,387
     3,300       TAMBRANDS, INC ....................     157,575
                                                       ---------
                                                       6,088,624
                                                       ---------
                INSURANCE--BROKERS & OTHER--0.44%
     5,200       ALEXANDER & ALEXANDER SERVICES, INC      98,800
    11,500       EQUIFAX, INC ......................     245,812
       900       GALLAGHER (ARTHUR J.) & CO ........      33,525
     6,700     o ITT HARTFORD GROUP, INC ...........     324,112
     2,500       JOHN ALDEN FINANCIAL CORP .........      52,187
     4,400       LIFE PARTNERS GROUP, INC ..........      59,950
     5,300       MARSH & MCLENNAN COS, INC .........     470,375
     3,700       MBIA, INC .........................     277,500
     6,700     o QUORUM HEALTH GROUP, INC ..........     147,400
                                                       ---------
                                                       1,709,661
                                                       ---------
                INSURANCE--LIFE--0.68%
       500       AMERICAN NATIONAL INSURANCE CO ....      33,250
     7,600       AON CORP ..........................     379,050
     2,500       BERKLEY (W.R.) CORP ...............     134,375
     1,300       CONSECO, INC ......................      81,412
     5,100     o EQUITABLE COS, INC ................     122,400
     2,100       EQUITABLE IOWAS COS NEW ...........      67,462
     4,800       FIRST COLONY CORP .................     121,800
     5,850       JEFFERSON-PILOT CORP ..............     272,025
       400     o PROVIDENT COMPANIES, INC ..........      13,550
     6,800       PROVIDIAN CORP ....................     277,100
     6,700       RELIANCE GROUP HOLDINGS, INC ......      57,787
     2,700       RELIASTAR FINANCIAL CORP ..........     119,812
     3,100     o SUNAMERICA, INC ...................     147,250
     5,900       TORCHMARK CORP ....................     266,975
     5,700       UNUM CORP .........................     313,500
     4,000       USLIFE CORP .......................     119,500
     8,200       WESTERN NATIONAL CORP .............     132,225
                                                       ---------
                                                       2,659,473
                                                       ---------
                INSURANCE--MULTI-LINE,
                 PROPERTY & CASUALTY--3.08%
     3,500     o 20TH CENTURY INDUSTRIES ...........      69,562
     7,900       AETNA LIFE & CASUALTY CO ..........     547,075
     7,700       AFLAC, INC ........................     333,987
     1,500       ALLMERICA PROPERTY & CASUALTY
                  COS, INC .........................      40,500
    29,528       ALLSTATE CORP .....................   1,214,339
     3,700       AMERICAN BANKERS INSURANCE GROUP, INC   144,300
    27,250       AMERICAN INTERNATIONAL GROUP, INC .   2,520,625

                       See notes to financial statements.

     SHARES                                                VALUE
     ______                                               _______

                INSURANCE--MULTI-LINE,
                 PROPERTY & CASUALTY (CONTINUED)
     4,300       AMERICAN RE CORP ..................   $ 175,762
     6,300       CHUBB CORP ........................     609,525
     5,100       CIGNA CORP ........................     526,575
     4,670       CINCINNATI FINANCIAL CORP .........     304,717
       800     o CNA FINANCIAL CORP ................      90,800
     2,700       FREMONT GENERAL CORP ..............      99,225
     1,100       GEICO CORP ........................      76,862
     5,900       GENERAL REINSURANCE CORP ..........     914,500
     2,800       HARTFORD STEAM BOILER & INSURANCE CO    140,000
       800     o INSURANCE AUTO AUCTIONS, INC ......       8,600
     2,106       KEMPER CORP .......................     104,510
     7,700       LINCOLN NATIONAL CORP .............     413,875
       500       MERCURY GENERAL CORP NEW ..........      23,875
     4,500       MGIC INVESTMENT CORP ..............     244,125
     1,600       NAC RE CORP .......................      57,600
       700       NATIONAL RE CORPORATION ...........      26,600
     4,700       OHIO CASUALTY CORP ................     182,125
     4,800       OLD REPUBLIC INTERNATIONAL CORP ...     170,400
     5,200       PROGRESSIVE CORP ..................     254,150
     9,600       SAFECO CORP .......................     331,200
     6,200       ST. PAUL COS, INC NOTES ...........     344,875
     4,700       TRANSAMERICA CORP .................     342,512
    21,800       TRAVELERS GROUP, INC ..............   1,370,675
     3,600       UNITRIN, INC ......................     172,800
     9,500     o USF&G CORP ........................     160,312
     1,100       ZURICH REINSURANCE CENTRE HOLDNGS, INC   33,412
                                                       ---------
                                                      12,050,000
                                                       ---------
                LEISURE TIME--1.31%
     1,700     o ACCLAIM ENTERTAINMENT, INC ........      21,037
     2,600       ARCTCO, INC .......................      33,800
       600     o ARGOSY GAMING CORP ................       4,575
       500     o ATARI CORP ........................         687
       700     o AUTOTOTE CORP (CLASS A) ...........       2,056
     3,400     o BALLY ENTERTAINMENT CORP ..........      47,600
     7,900       BRUNSWICK CORP ....................     189,600
     4,800       CALLAWAY GOLF CO ..................     108,600
       450     o CASINO AMERICA, INC ...............       2,756
       500     o CASINO MAGIC CORP .................       1,562
     2,321     o CHRIS CRAFT INDUSTRIES, INC .......     100,383
     7,400     o CIRCUS CIRCUS ENTERPRISES, INC ....     206,275
     1,400     o COBRA GOLF, INC ...................      49,875
    36,300       DISNEY (WALT) CO ..................   2,141,700
     2,550     o GRAND CASINOS, INC ................      59,287
     2,600     o GTECH HOLDINGS CORP ...............      67,600
     6,900     o HARRAHS ENTERTAINMENT, INC ........     167,325
     6,400       HASBRO, INC .......................     198,400
     2,300     o HOLLYWOOD ENTERTAINMENT CORP ......      19,262
       700     o HOLLYWOOD PARK, INC ...............       7,043
     9,600       INTERNATIONAL GAME TECHNOLOGY .....     104,400
     6,700     o ITT CORP (NEW) ....................     355,100
     3,800       JOSTENS, INC ......................      92,150
    15,825       MATTEL, INC .......................     486,618
     6,100     o MIRAGE RESORT, INC ................     210,450
       100     o NATIONAL GAMING CORP ..............       1,187
     3,000       OUTBOARD MARINE CORP ..............      61,125
     3,250     o PLAYERS INTERNATIONAL, INC ........      34,734
       400     o PRESIDENT CASINOS, INC ............         700
     2,200     o PRIMADONNA RESORTS, INC ...........      32,450
     2,500     o REGAL CINEMAS, INC ................      74,375
     1,800     o SCIENTIFIC GAMES HOLDINGS CORP ....      67,950
       400     o SHOWBOAT, INC .....................      10,550
     3,500     o SPELLING ENTERTAINMENT GROUP, INC .      43,750
       800     o SPORTS & RECREATION, INC ..........       5,700
     4,600     o STATION CASINOS, INC ..............      67,275
     1,700     o TUCSON ELECTRIC POWER CO. .........       5,525
       200       WINNEBAGO INDUSTRIES, INC .........       1,550
     3,000     o WMS INDUSTRIES, INC ...............      49,125
                                                       ---------
                                                       5,134,137
                                                       ---------
                MACHINERY--1.59%
     1,600       AGCO CORP .........................      81,600
     2,750     o BJ SERVICES CO ....................      79,750
       160     o BJ SERVICES CO WTS 04/13/00 .......       1,220
     2,500       BRIGGS & STRATTON CORP ............     108,437
     2,800       BW/IP, INC (CLASS A) ..............      46,200
    13,700       CATERPILLAR, INC ..................     804,875
     3,000       CINCINNATI MILACRON, INC ..........      78,750
     2,800     o COGNEX CORP .......................      97,300
     3,057     o COOPER CAMERON CORP ...............     108,523
     7,730       COOPER INDUSTRIES, INC ............     284,077
    18,100       DEERE & CO ........................     638,025
     8,300       DOVER CORP ........................     306,062
     3,700       DURIRON, INC ......................      86,487
     5,100       FEDERAL SIGNAL CORP ...............     131,962
       400     o FMC CORP NEW ......................      27,050
     1,500     o FSI INTERNATIONAL, INC ............      30,375
     2,200       GATX CORP .........................     106,975
     3,900       GIDDINGS & LEWIS, INC .............      64,350
     2,800       GOULDS PUMPS, INC .................      70,000
     1,400       GREENFIELD INDUSTRIES, INC ........      43,750
     3,300       HARNISCHFEGER INDUSTRIES, INC .....     109,725
     2,400       HARSCO CORP .......................     139,500
     6,700       ILLINOIS TOOL WORKS, INC ..........     395,300
     7,300       INGERSOLL-RAND CO .................     256,412
       900     o INTEGRATED PROCESS EQUIPMENT CORP .      21,150
       900       KAYDON CORP .......................      27,337
     2,518       KENNAMETAL, INC ...................      79,946
     3,500       KEYSTONE INTERNATIONAL, INC .......      70,000
     5,000     o MASCOTECH, INC ....................      54,375
     1,800       MEASUREX CORP .....................      50,850
     1,400     o MOLTEN METAL TECHNOLOGY, INC ......      45,675
       200       NORDSON CORP ......................      11,250
       900     o NOVELLUS SYSTEMS, INC .............      48,600
     5,450       PARKER-HANNIFIN CORP ..............     186,662
       800       ROPER INDUSTRIES, INC NEW .........      29,400
     2,900       STEWART & STEVENSON SERVICES, INC .      73,225
        80     o STRATTEC SECURITY CORP ............       1,420
     2,300       SUNDSTRAND CORP ...................     161,862
     3,700       TECUMSEH PRODUCTS CO (CLASS A) ....     191,475
       700       TELEFLEX, INC .....................      28,700
     6,200     o THERMO ELECTRON CORP ..............     322,400
     2,815       TIMKIN CO .........................     107,673
       700       TORO CO ...........................      23,012
       800       TRIMAS CORP .......................      15,100
     3,700       TRINITY INDUSTRIES, INC ...........     116,550
     2,600       TRINOVA CORP ......................      74,425
     1,500     o ULTRATECH STEPPER, INC ............      38,625
     3,100     o VARITY CORP NEW ...................     115,087
     1,800       WATTS INDUSTRIES, INC (CLASS A) ...      41,850
     3,500       YORK INTERNATIONAL CORP ...........     164,500
                                                       ---------
                                                       6,197,854
                                                       ---------
                METALS--ALUMINIUM--0.25%
     2,900     o ACX TECHNOLOGIES, INC .............      43,862
     3,300     o ALUMAX, INC .......................     101,062
    10,300       ALUMINUM CO OF AMERICA ............     544,612
     3,200     o KAISER ALUMINUN CORP ..............      41,600
     4,100       REYNOLDS METALS CO ................     232,162
                                                       ---------
                                                         963,298
                                                       ---------
                METALS--GOLD--0.26%
     8,800     o AMAX GOLD, INC ....................      63,800
     6,900       BATTLE MOUNTAIN GOLD CO ...........      58,650

                       See notes to financial statements.

     SHARES                                                VALUE
     ______                                               _______

                METALS--GOLD (CONTINUED)
       991     o FIRSTMISS GOLD, INC ...............    $ 22,049
    11,392       FREEPORT MCMORAN COPPER
                  & GOLD, INC (CLASS A) ............     318,976
     1,333       FREEPORT-MCMORAN COPPER
                  & GOLD, INC (CLASS B) ............      37,490
    10,300       HOMESTAKE MINING CO ...............     160,937
     1,500       NEWMONT GOLD CO ...................      65,625
     5,924       NEWMONT MINING CORP ...............     268,061
     1,140       SANTE FE PACIFIC GOLD CORP ........      13,822
                                                       ---------
                                                       1,009,410
                                                       ---------
                METALS--NON-FERROUS--0.36%
     4,500       ASARCO, INC .......................     144,000
     3,600       BMC INDUSTRIES, INC ...............      83,700
     1,200       BRUSH WELLMAN, INC ................      20,700
     7,800       CYPRUS AMAX MINERALS CO ...........     203,775
       316       FREEPORT MCMORAN, INC .............      11,692
     4,100     o HECLA MINING CO ...................      28,187
     5,200     o MAGMA COPPER CO ...................     144,950
     2,400       MAPCO, INC ........................     131,100
     3,800       MINERALS TECHNOLOGIES INC .........     138,700
     3,300     o MUELLER INDUSTRIES, INC ...........      96,525
     4,600       PHELPS DODGE CORP .................     286,350
     3,500       PITTSTON SERVICES GROUP ...........     109,812
     9,000     o SUNSHINE MINING & REFINING CO .....      12,375
                                                       ---------
                                                       1,411,866
                                                       ---------
                METALS--STEEL--0.46%
     2,500       AK STEEL HOLDING CORP .............      85,625
     3,800       ALLEGHENY LUDLUM CORP .............      70,300
     5,800     o ARMCO, INC ........................      34,075
     8,500     o BETHLEHEM STEEL CORP ..............     119,000
     4,300       BIRMINGHAM STEEL CORP .............      63,962
     1,900       CARPENTER TECHNOLOGY CORP .........      78,137
     3,000       CBI INDUSTRIES, INC ...............      98,625
       600       CLEVELAND CLIFFS, INC .............      24,600
     3,250       HANNA (M.A.) CO ...................      91,000
     3,600       INLAND STEEL INDUSTRIES, INC ......      90,450
     3,600       J & L SPECIALTY STEEL, INC ........      67,500
     8,000     o LTV CORP NEW ......................     110,000
       200       LUKENS, INC .......................       5,750
     6,000       NUCOR CORP ........................     342,750
       400       OREGON STEEL MILLS ................       5,600
       300       ROUGE STEEL CO (CLASS A) ..........       7,125
     7,400       UNR INDUSTRIES, INC ...............      63,825
     6,200       USX-U.S. STEEL GROUP ..............     190,650
     3,100     o WOLVERINE TUBE, INC ...............     116,250
     6,600       WORTHINGTON INDUSTRIES, INC .......     137,362
                                                       ---------
                                                       1,802,586
                                                       ---------
                OFFICE EQUIPMENT--3.18%
     7,700     o AMDAHL CORP .......................      65,450
     8,200       APPLE COMPUTER, INC ...............     261,375
     1,800     o APPLIED MAGNETICS CORP ............      33,525
     2,100     o ASPECT TELECOMMUNICATIONS .........      70,350
     2,742     o AST RESEARCH, INC .................      23,307
     3,300       AVERY DENNISON CORP ...............     165,412
    18,400     o COMPAQ COMPUTER CORP ..............     883,200
     3,800     o CONNER PERIPHERALS, INC ...........      79,800
     3,400     o CRAY RESEARCH, INC ................      84,150
     4,200     o DATA GENERAL CORP .................      57,750
     4,400     o DELL COMPUTER CORP ................     152,350
    10,600     o DIGITAL EQUIPMENT CORP ............     679,725
     1,300     o FILENET CORP ......................      61,100
    27,600       HEWLETT-PACKARD CO ................   2,311,500
       600       HON INDUSTRIES, INC ...............      13,950
    39,800       INTERNATIONAL BUSINESS
                  MACHINES CORP ....................   3,651,650
     1,000     o IOMEGA CORP .......................      48,625
     1,300     o KOMAG, INC ........................      59,962
     3,000       MILLER (HERMAN), INC ..............      90,000
    11,400       PITNEY BOWES, INC .................     535,800
     3,600     o QUANTUM CORP ......................      58,050
     2,800     o SCI SYSTEMS, INC ..................      86,800
     4,800     o SEAGATE TECHNOLOGY, INC ...........     228,000
     4,100     o SEQUENT COMPUTER SYSTEMS, INC .....      59,450
    11,700     o SILICON GRAPHICS, INC .............     321,750
     3,200     o SOLECTRON CORP ....................     141,200
     4,000     o STORAGE TECHNOLOGY CORP ...........      95,500
     2,300     o STRATUS COMPUTER, INC .............      79,637
    13,000     o SUN MICROSYSTEMS, INC .............     593,125
     9,800     o TANDEM COMPUTERS, INC .............     104,125
    13,800     o UNISYS CORP .......................      77,625
     3,100     o VIKING OFFICE PRODUCTS, INC .......     144,150
     3,900     o WANG LABORATORIES, INC ............      64,837
     7,500       XEROX CORP ........................   1,027,500
                                                      ----------
                                                      12,410,730
                                                      ----------
                PAPER--1.19%
     3,200       ALBANY INTERNATIONAL CORP
                  (CLASS A) NEW ....................      58,000
     1,700     o BED BATH & BEYOND, INC ............      65,981
     5,000       BEMIS, INC ........................     128,125
     2,700       BOWATER, INC ......................      95,850
     4,600       CARAUSTAR INDUSTRIES, INC .........      92,000
     2,400       CHESAPEAKE CORP ...................      71,100
     2,200       CONSOLIDATED PAPERS, INC ..........     123,475
       270     o CROWN VANTAGE, INC ................       3,847
     2,900       FEDERAL PAPER BOARD CO, INC .......     150,437
     4,000     o FORT HOWARD CORP ..................      90,000
     2,500       GLATFELTER (P.H.) CO ..............      42,812
    16,800       INTERNATIONAL PAPER CO ............     636,300
     5,000       JAMES RIVER CORP OF VIRGINIA ......     120,625
     5,100     o JEFFERSON SMURFIT CORP ............      48,450
    18,544       KIMBERLY-CLARK CORP ...............   1,534,516
     4,600       LONGVIEW FIBRE CO .................      74,750
     3,800       MEAD CORP .........................     198,550
     2,800       PENTAIR, INC ......................     139,300
     1,300       RIVERWOOD INTERNATIONAL CORP ......      24,862
     1,900     o SHOREWOOD PACKAGING CORP ..........      27,075
     7,030       SONOCO PRODUCTS CO ................     184,537
     5,000       STONE CONTAINER CORP ..............      71,875
     4,100       TEMPLE-INLAND, INC ................     180,912
     5,100       UNION CAMP CORP ...................     242,887
     2,340       WAUSAU PAPER MILLS CO .............      63,765
     6,550       WESTVACO CORP .....................     181,762
                                                       ---------
                                                       4,651,793
                                                       ---------
                PETROLEUM--EXPLORATION &
                 PRODUCTION--0.76%
     5,900       AMERADA HESS CORP .................     312,700
     4,000       ANADARKO PETROLEUM CORP ...........     216,500
     1,300       APACHE CORP .......................      38,350
     5,000       ASHLAND, INC ......................     175,625
     3,400     o BARNETT RESOURCES CORP ............      99,875
     1,500     o BENTON OIL & GAS CO ...............      22,500
     9,900       BURLINGTON RESOURCES, INC .........     388,575
     1,200       DEVON ENERGY CORP .................      30,600
     3,200       ENRON OIL & GAS CO ................      76,800
     3,500       KERR-MCGEE CORP ...................     222,250
     3,400       LOUISIANA LAND & EXPLORATION CO ...     145,775
     2,200       MITCHELL ENERGY & DEVELOPMENT
                  CORP (CLASS A) ...................      40,700
     3,700       MURPHY OIL CORP ...................     153,550
     2,400     o NEWFIELD EXPLORATION CO ...........      64,800
     4,200       NOBLE AFFILIATES, INC .............     125,475

                       See notes to financial statements.

     SHARES                                                VALUE
     ______                                               _______

                PETROLEUM--EXPLORATION &
                 PRODUCTION (CONTINUED)
     2,200     o ORYX ENERGY CO ....................    $ 29,425
     4,400       PARKER & PARSLEY PETROLEUM CO .....      96,800
     4,800       PENNZOIL CO .......................     202,800
     3,400       POGO PRODUCING CO .................      96,050
    13,500     o SANTA FE ENERGY RESOURCES, INC ....     129,937
     3,600     o SEAGULL ENERGY CORP ...............      80,100
       600     o SOUTHDOWN, INC ....................      11,700
       550     o TEJAS GAS CORP ....................      29,081
       600     o TRITON ENERGY CORP ................      34,425
     6,100       UNION TEXAS PETROLEUM HOLDINGS, INC     118,187
     1,100     o UNITED MERIDIAN CORP ..............      19,112
                                                       ---------
                                                       2,961,692
                                                       ---------
                PETROLEUM--INTEGRATED--5.07%
    34,500       AMOCO CORP ........................   2,479,687
    11,100       ATLANTIC RICHFIELD CO .............   1,229,325
    45,800       CHEVRON CORP ......................   2,404,500
     3,000       DIAMOND SHAMROCK, INC .............      77,625
    86,000       EXXON CORP ........................   6,890,750
    27,600       MOBIL CORP ........................   3,091,200
    22,900       OCCIDENTAL PETROLEUM CORP .........     489,487
    14,200       PHILLIPS PETROLEUM CO .............     484,575
     5,900       QUAKER STATE OIL REFINING CORP ....      74,487
     6,600       SUN CO, INC .......................     180,675
    18,700       TEXACO, INC .......................   1,467,950
    18,199       UNOCAL CORP .......................     530,045
    20,900       USX-MARATHON GROUP, INC NEW .......     407,550
                                                       ---------
                                                      19,807,856
                                                       ---------
                PETROLEUM--SERVICE--0.77%
     9,400       BAKER HUGHES, INC .................     229,125
     2,900       CABOT CORP ........................     156,237
     2,800       CAMCO INTERNATIONAL, INC ..........      78,400
    12,800       DRESSER INDUSTRIES, INC ...........     312,000
     4,725     o ENSCO INTERNATIONAL, INC ..........     108,675
     5,500       FLUOR CORP ........................     363,000
       900     o GLOBAL INDUSTRIAL TECHNOLOGIES, INC      16,987
    11,700     o GLOBAL MARINE, INC NEW ............     102,375
     7,800       HALLIBURTON CO ....................     394,875
     3,500       HELMERICH & PAYNE, INC ............     104,125
       190     o MCMORAN OIL & GAS CO ..............         653
     8,700     o NABORS INDUSTRIES, INC ............      96,787
    10,800     o NOBLE DRILLING CORP ...............      97,200
     5,700     o READING & BATES CORP ..............      85,500
     8,100     o ROWAN COS, INC ....................      79,987
     3,000     o SMITH INTERNATIONAL, INC ..........      70,500
     2,900       SONAT OFFSHORE DRILLING, INC ......     129,775
     3,500       TIDEWATER, INC ....................     110,250
     3,000       TOSCO CORP ........................     114,375
     4,100       ULTRAMAR CORP .....................     105,575
     3,400     o WEATHERFORD ENTERRA, INC ..........      98,175
     3,300     o WESTERN ATLAS, INC ................     166,650
                                                       ---------
                                                       3,021,226
                                                       ---------
                PHOTOGRAPHY--0.47%
    23,900       EASTMAN KODAK CO ..................   1,601,300
     3,200       POLAROID CORP .....................     151,600
     1,000     o PRESSTEK, INC .....................      94,500
                                                       ---------
                                                       1,847,400
                                                       ---------
                PROPERTY--REAL ESTATE--0.14%
     1,100       CRESCENT REAL ESTATE EQUITIES, INC       37,537
       750       KIMCO REALTY CORP .................      20,437
    12,500       TAUBMAN CENTERS, INC ..............     125,000
     3,900     o TOLL BROTHERS, INC ................      89,700
     4,100       WASHINGTON REAL ESTATE INVESTMENT
                  TRUST ............................      65,087
     3,800       WEINGARTEN REALTY INVESTORS, INC ..     144,400
     3,200       WELLSFORD RESIDENTIAL PROPERTY
                  TRUST ............................      73,600
                                                       ---------
                                                         555,761
                                                       ---------
                PUBLISHING--NEWSPAPER--0.50%
     3,700       BELO (A.H.) CORP SERIES A .........     128,575
     1,000       CENTRAL NEWSPAPERS, INC (CLASS A) .      31,375
     3,684     o COX COMMUNICATIONS, INC (CLASS A) NEW    71,838
     3,700       DOW JONES & CO, INC ...............     147,537
     9,500       GANNETT CO, INC ...................     583,062
     3,200       KNIGHT-RIDDER, INC ................     200,000
     7,600       NEW YORK TIMES CO (CLASS A) .......     225,150
     7,200       TIMES MIRROR CO (SERIES A) NEW ....     243,900
     3,900       TRIBUNE CO NEW ....................     238,387
     2,300     o VALASSIS COMMUNICATIONS, INC ......      40,250
       200       WASHINGTON POST CO (CLASS B) ......      56,400
                                                       ---------
                                                       1,966,474
                                                       ---------
                PUBLISHING--OTHER--0.86%
     5,200       AMERICAN GREETINGS CORP (CLASS A) .     143,650
       700       BOWNE & CO, INC ...................      14,000
     8,900       DONNELLEY (R.R.) & SONS CO ........     350,437
    11,400       DUN & BRADSTREET CORP .............     738,150
     4,100       HARCOURT GENERAL, INC .............     171,687
     1,800       HOUGHTON MIFFLIN CO ...............      77,400
     1,400       LEE ENTERPRISES, INC ..............      32,200
     2,500     o MARVEL ENTERTAINMENT GROUP, INC ...      32,500
     3,700       MCGRAW HILL COS, INC ..............     322,362
     2,600       MEREDITH CORP .....................     108,875
     6,600       READER'S DIGEST ASSOCIATION, INC
                  (CLASS A) (NON-VTG) ..............     338,250
     1,900     o SCHOLASTIC CORP ...................     147,725
    23,620       TIME WARNER, INC ..................     894,607
                                                       ---------
                                                       3,371,843
                                                       ---------
                RAILROAD--0.96%
     9,245       BURLINGTON NORTHERN SANTA FE CORP .     721,110
     5,100       CONRAIL, INC ......................     357,000
    13,800       CSX CORP ..........................     629,625
     2,700       ILLINOIS CENTRAL CORP SERIES A ....     103,612
     2,700       KANSAS CITY SOUTHERN INDUSTRIES, INC    123,525
     8,800       NORFOLK SOUTHERN CORP .............     698,500
     5,200     o SOUTHERN PACIFIC RAIL CORP ........     124,800
    13,500       UNION PACIFIC CORP ................     891,000
     1,500     o WISCONSIN CENTRAL TRANSIT CORP ....      98,625
                                                       ---------
                                                       3,747,797
                                                       ---------
                RESTAURANTS & HOTELS--1.32%
     3,800       APPLE SOUTH, INC ..................      81,700
     3,600       APPLEBEES INTERNATIONAL, INC ......      81,900
     3,900     o AZTAR CORP ........................      31,200
     5,900       BOB EVANS FARMS, INC ..............     112,100
     3,500     o BOSTON CHICKEN, INC ...............     112,437
     3,800     o BUFFETS, INC ......................      52,250
     4,800       CRACKER BARREL OLD COUNTRY STORE, INC    82,800
    12,300       DARDEN RESTAURANTS, INC ...........     146,062
        60     o DAVE & BUSTERS, INC ...............         727
     3,500     o HFS INC ...........................     286,125
     2,400       HILTON HOTELS CORP ................     147,600
     9,700     o HOST MARRIOTT CORP ................     128,525
     3,900       LA QUINTA INNS, INC ...............     106,762
     2,300     o LONE STAR STEAKHOUSE SALOON, INC ..      88,262
     3,100       LUBYS CAFETERIA, INC ..............      68,975
     9,100       MARRIOTT INTERNATIONAL, INC .......     348,075
    48,100       MCDONALDS CORP ....................   2,170,512
     2,000     o MGM GRAND, INC ....................      46,000
     2,900       MORRISON RESTAURANTS, INC .........      40,600
     2,600     o OUTBACK STEAKHOUSE, INC ...........      93,275

                       See notes to financial statements.

     SHARES                                                VALUE
     ______                                               _______

                RESTAURANTS & HOTELS (CONTINUED)
     1,600     o PAPA JOHNS INTERNATIONAL, INC .....    $ 65,900
     7,600     o PROMUS HOTEL CORP .................     169,100
       800     o RIO HOTEL & CASINO, INC ...........       9,500
     6,900     o RYANS FAMILY STEAK HOUSES, INC ....      48,300
     2,000       SBARRO, INC .......................      43,000
     3,900     o SHONEYS, INC ......................      39,975
    12,400       SYSCO CORP ........................     403,000
     7,500       WENDYS INTERNATIONAL, INC .........     159,375
                                                      ----------
                                                       5,164,037
                                                      ----------
                RETAIL--FOOD--0.68%
    15,300       ALBERTSONS, INC ...................     502,987
     8,500       AMERICAN STORES CO, NEW ...........     227,375
        85     o BRUNOS, INC .......................         892
     3,200     o CIRCLE K CORP .....................      81,200
     3,999       FLEMING COS, INC ..................      82,479
    28,500       FOOD LION, INC (CLASS B) ..........     162,093
     4,500       GIANT FOOD, INC (CLASS A) .........     141,750
     2,700       GREAT ATLANTIC & PACIFIC TEA CO, INC     62,100
       900       HANNAFORD BROTHERS, INC ...........      22,162
     6,800     o KROGER CO .........................     255,000
       112       QUALITY FOOD CENTERS, INC .........       2,464
     2,600       RUDDICK CORP ......................      29,900
     7,300     o SAFEWAY, INC NEW ..................     375,950
    13,300     o SOUTHLAND CORP ....................      44,056
     5,100     o STARBUCKS CORP ....................     107,100
     4,500     o STOP & SHOP COS, INC NEW ..........     104,062
     5,200       SUPERVALU, INC ....................     163,800
     2,800     o VONS COS, INC .....................      79,100
     6,000       WINN DIXIE STORES, INC ............     221,250
                                                       ---------
                                                       2,665,720
                                                       ---------
                RETAIL--GENERAL MERCHANDISE--3.65%
     9,600     o AUTOZONE, INC .....................     277,200
     1,000     o BABY SUPERSTORE, INC ..............      57,000
     1,400     o BARNES & NOBLE, INC ...............      40,600
     2,000     o BEST BUY, INC .....................      32,500
     1,200     o BOMBAY, INC .......................       7,650
     5,000     o BORDERS GROUP, INC ................      92,500
     2,200       BROWN GROUP, INC ..................      31,350
     2,800     o BURLINGTON COAT FACTORY
                  WAREHOUSE CORP ...................      28,700
     1,300    xo CALDOR CORP .......................       4,225
     4,500       CASEYS GENERAL STORES, INC ........      98,437
     6,600       CHARMING SHOPPES, INC .............      18,975
     5,900       CIRCUIT CITY STORES, INC ..........     162,987
     2,400       CLAIRES STORES, INC ...............      42,300
     3,600     o CONSOLIDATED STORES CORP ..........      78,300
    12,300     o CUC INTERNATIONAL, INC ............     419,737
     4,800       DAYTON HUDSON CORP ................     360,000
     2,300     o DEPARTMENT 56, INC ................      88,262
     8,300       DILLARD DEPARTMENT STORES (CLASS A)     236,550
     4,950       DOLLAR GENERAL CORP ...............     102,712
     1,600     o DOLLAR TREE STORES, INC ...........      39,600
     2,700     o ECKERD CORP .......................     120,487
       300      +EDISON BROTHERS STORES, INC .......         562
     1,100     o ETHAN ALLEN INTERIORS, INC ........      22,412
     3,500       FAMILY DOLLAR STORES, INC .........      48,125
    14,113     o FEDERATED DEPARTMENT STORES, INC ..     388,107
     4,100       FINGERHUT COS, INC ................      56,887
     7,400       GAP, INC ..........................     310,800
     2,800     o GYMBOREE CORP .....................      57,750
     1,800       HANDLEMAN CO ......................      10,350
       800       HECHINGER CO (CLASS A) ............       3,500
     4,000       HEILIG MEYERS CO ..................      73,500
    32,900       HOME DEPOT, INC ...................   1,575,087
     4,100     o HOME SHOPPING NETWORK, INC ........      36,900
       900       INTELLIGENT ELECTRONICS, INC ......       5,400
     1,600     o JONES APPAREL GROUP, INC ..........      63,000
    33,100       K MART CORP .......................     239,975
     2,400     o KOHLS CORP ........................     126,000
     1,900     o LANDS END, INC ....................      25,887
    18,300       LIMITED, INC ......................     317,962
       900       LONGS DRUG STORES CORP ............      43,087
     8,600       LOWES COS, INC ....................     288,100
     1,700     o MAC FRUGALS BARGAINS CLOSE-OUT, INC      23,800
    17,100       MAY DEPARTMENT STORES CO ..........     722,475
     7,200       MELVILLE CORP .....................     221,400
     2,100     o MENS WAREHOUSE, INC ...............      54,075
     2,400       MERCANTILE STORES CO, INC .........     111,000
     2,600     o MEYER (FRED), INC .................      58,500
       800     o MICHAELS STORES, INC ..............      11,000
       300     o MICROAGE, INC .....................       2,437
     1,000     o MOVIE GALLERY, INC ................      30,500
     1,700     o MUSICLAND STORES CORP .............       7,225
     3,500       NORDSTROM, INC ....................     141,750
     6,200     o OFFICEMAX, INC ....................     138,725
    12,500       PENNEY, (J.C.) CO, INC ............     595,312
     4,400       PEP BOYS-MANNY, MOE & JACK ........     112,750
     2,900     o PETRIE STORES CORP ................       7,975
     3,900     o PETSMART, INC .....................     120,900
     6,280     o PIER 1 IMPORTS, INC ...............      71,435
    14,600     o PRICE/COSTCO, INC .................     222,650
     4,100     o REVCO (D.S.), INC NEW .............     115,825
     6,100       RITE AID CORP .....................     208,925
     2,200       ROSS STORES, INC ..................      42,075
     6,900       ROUSE CO ..........................     140,587
    24,400       SEARS ROEBUCK & CO ................     951,600
     7,000     o SERVICE MERCHANDISE, INC ..........      35,000
     5,300       SOTHEBYS HOLDINGS, INC (CLASS A) ..      75,525
       300       SPIEGEL, INC (CLASS A) ............       2,062
     6,500     o STAPLES, INC ......................     158,437
     1,000     o STEIN MART, INC ...................      11,000
     5,200       STRIDE RITE CORP ..................      39,000
     3,900     o SUNGLASS HUT INTERNATIONAL, INC ...      92,625
     1,100       TALBOTS, INC ......................      31,625
     4,300       TANDY CORP ........................     178,450
     2,900     o THE SPORTS AUTHORITY, INC .........      59,087
     1,200       TIFFANY & CO NEW ..................      60,450
     5,100       TJX COS, INC NEW ..................      96,262
     1,000     o TOPPS, INC ........................       5,125
    16,640     o TOYS R US, INC ....................     361,920
     2,900     o WABAN, INC ........................      54,375
    92,300       WAL-MART STORES, INC ..............   2,065,212
    16,900       WALGREEN CO .......................     504,887
     2,700     o WILLIAMS-SONOMA, INC ..............      49,950
    10,300       WOOLWORTH CORP ....................     133,900
     6,400     o ZALE CORP .........................     103,200
                                                       ---------
                                                      14,264,476
                                                       ---------
                TEXTILE & APPAREL--0.46%
     1,000     o ANN TAYLOR STORES CORP ............      10,250
     7,600     o BURLINGTON INDUSTRIES, INC ........      99,750
       600       CATO CORP (CLASS A) NEW ...........       4,650
     2,600       CML GROUP, INC ....................      13,325
     1,600     o CONE MILLS CORP ...................      18,000
     5,800     o FRUIT OF THE LOOM, INC (CLASS A) ..     141,375
       900     o JUST FOR FEET INC .................      32,175
     2,200       KELLWOOD CO .......................      44,825
     5,300       LIZ CLAIBORNE, INC ................     147,075
     2,200     o NAUTICA ENTERPRISES, INC ..........      96,250
     4,100       NIKE, INC (CLASS B) ...............     285,462
     1,700     o NINE WEST GROUP, INC ..............      63,750
     1,300       PHILLIPS-VAN HEUSEN CORP ..........      12,837

                       See notes to financial statements.

     SHARES                                                VALUE
     ______                                               _______

                TEXTILE & APPAREL (CONTINUED)
     4,600       REEBOK INTERNATIONAL LTD ..........   $ 129,950
     3,900       RUSSELL CORP ......................     108,225
     5,100       UNIFI, INC ........................     112,837
     4,000       VF CORP ...........................     211,000
     4,400       WARNACO GROUP, INC (CLASS A) ......     110,000
     4,000     o WESTPOINT STEVENS, INC ............      80,250
     2,650       WOLVERINE WORLD WIDE, INC .........      83,475
                                                       ---------
                                                       1,805,461
                                                       ---------
                TOBACCO--1.84%
    12,600       AMERICAN BRANDS, INC ..............     562,275
     4,700       DIMON, INC ........................      82,837
    58,600       PHILIP MORRIS COS, INC ............   5,303,300
    20,283       RJR NABISCO HOLDINGS CORP .........     626,237
       960     o SCHWEITZER-MAUDUIT INTERNATIONAL INC     22,200
     4,000       UNIVERSAL CORP ....................      97,500
    15,200       UST, INC ..........................     507,300
                                                       ---------
                                                       7,201,649
                                                       ---------
                TRUCKERS & SHIPPING--0.23%
     3,500     o AMERICAN FREIGHTWAYS CORP .........      36,312
     2,600       AMERICAN PRESIDENT COS LTD ........      59,800
     3,000       ARNOLD INDUSTRIES, INC ............      52,125
     2,900     o CONSOLIDATED FREIGHTWAYS, INC .....      76,850
     2,200       HUNT (J.B.) TRANSPORT SERVICES, INC      36,850
       800     o LANDSTAR SYSTEM, INC ..............      21,400
       200     o M.S. CARRIERS, INC ................       4,000
     1,600       OVERSEAS SHIPHOLDING GROUP, INC ...      30,400
     1,400       ROADWAY SERVICES, INC .............      68,425
     9,400       ROLLINS TRUCK LEASING CORP ........     104,575
     6,400       RYDER SYSTEMS, INC ................     158,400
     1,500     o SWIFT TRANSPORTATION CO, INC ......      22,875
     3,000       TNT FREIGHTWAYS CORP ..............      60,375
     3,300       WERNER ENTERPRISES, INC ...........      66,825
     2,000       XTRA CORP .........................      85,000
     1,100       YELLOW CORP .......................      13,612
                                                       ---------
                                                         897,824
                                                       ---------
                UTILITIES--ELECTRIC--4.77%
     5,600     o AES CORP ..........................     133,700
     8,100       ALLEGHENY POWER SYSTEMS, INC ......     231,862
    11,900       AMERICAN ELECTRIC POWER CO, INC ...     481,950
     6,800       ATLANTIC ENERGY, INC ..............     130,900
     9,900       BALTIMORE GAS & ELECTRIC CO .......     282,150
     4,900       BOSTON EDISON CO ..................     144,550
     9,800       CAROLINA POWER & LIGHT CO .........     338,100
    20,000       CENTERIOR ENERGY CORP .............     177,500
    12,400       CENTRAL & SOUTH WEST CORP .........     345,650
     1,500       CENTRAL HUDSON GAS & ELECTRIC CORP       46,312
     7,500       CENTRAL MAINE POWER CO ............     107,812
    10,523       CINERGY CORP ......................     322,266
     3,700       CIPSCO, INC .......................     144,300
    14,016     o CITIZENS UTILITIES CO (CLASS B) ...     176,952
     7,200       CMS ENERGY CORP ...................     215,100
    15,300       CONSOLIDATED EDISON CO
                  OF NEW YORK, INC..................     489,600
     6,800       DELMARVA POWER & LIGHT CO .........     154,700
     9,200       DETROIT EDISON CO .................     317,400
    11,800       DOMINION RESOURCES, INC ...........     486,750
     8,200       DPL, INC ..........................     202,950
     5,700       DQE, INC ..........................     175,275
    13,400       DUKE POWER CO .....................     634,825
     3,300       EASTERN UTILITIES ASSOCIATES ......      77,962
    14,000       ENTERGY CORP NEW ..................     409,500
     6,400       FLORIDA PROGRESS CORP .............     226,400
    11,900       FPL GROUP, INC ....................     551,862
     7,600       GENERAL PUBLIC UTILITIES CORP .....     258,400
       600       HAWAIIAN ELECTRIC INDUSTRIES, INC .      23,250
    13,900       HOUSTON INDUSTRIES, INC ...........     337,075
     4,300       IDAHO POWER CO ....................     129,000
     4,600       IES INDUSTRIES, INC ...............     121,900
     6,300       ILLINOVA CORP .....................     189,000
     3,800       IPALCO ENTERPRISES, INC ...........     144,875
     5,500       KANSAS CITY POWER & LIGHT CO ......     143,687
     4,000       KU ENERGY CORP ....................     120,000
     8,500       LONG ISLAND LIGHTING CO ...........     139,187
     1,200       LOUISVILLE GAS & ELECTRIC ENERGY CORP    50,700
    11,100       MIDAMERICAN ENERGY CO .............     185,925
     2,700       MINNESOTA POWER & LIGHT CO ........      76,612
     6,600       MONTANA POWER CO ..................     149,325
     6,800       NEVADA POWER CO ...................     151,300
     4,500       NEW ENGLAND ELECTRIC SYSTEMS CO ...     178,312
     5,700       NEW YORK STATE ELECTRIC & GAS CORP      147,487
    12,000       NIAGARA MOHAWK POWER CORP .........     115,500
     4,500       NIPSCO INDUSTRIES, INC ............     172,125
     7,800       NORTHEAST UTILITIES CO ............     190,125
     5,100       NORTHERN STATES POWER CO ..........     250,537
    10,200       OHIO EDISON CO ....................     239,700
     3,300       OKLAHOMA GAS & ELECTRIC CO ........     141,900
    27,500       PACIFIC GAS & ELECTRIC CO .........     780,312
    19,300       PACIFICORP ........................     410,125
    14,200       PECO ENERGY CO ....................     427,775
     6,300       PINNACLE WEST CAPITAL CORP ........     181,125
     4,300       PORTLAND GENERAL CORP .............     125,237
     8,100       POTOMAC ELECTRIC POWER CO .........     212,625
    10,500       PP&L RESOURCES, INC ...............     262,500
     4,600       PUBLIC SERVICE CO OF COLORADO .....     162,725
     7,100     o PUBLIC SERVICE CO OF NEW MEXICO ...     125,137
    15,100       PUBLIC SERVICE ENTERPRISE GROUP, INC    462,437
     6,500       PUGET SOUND POWER & LIGHT CO ......     151,125
     5,000       ROCHESTER GAS & ELECTRIC CORP .....     113,125
     6,900       SAN DIEGO GAS & ELECTRIC CO .......     163,875
     7,600       SCANA CORP ........................     217,550
    29,300       SCE CORP ..........................     520,075
     1,600     o SIERRA PACIFIC RESOURCES ..........      37,400
    43,900       SOUTHERN CO .......................   1,081,037
     4,400       SOUTHWESTERN PUBLIC SERVICE CO ....     144,100
     9,000       TECO ENERGY, INC ..................     230,625
    15,400       TEXAS UTILITIES CO ................     633,325
    14,200       UNICOM CORP .......................     465,050
     6,700       UNION ELECTRIC CO .................     279,725
     1,500       UNITED ILLUMINATING CO ............      56,062
     5,702       UTILICORP UNITED, INC .............     167,496
     8,500       WASHINGTON WATER POWER CO .........     148,750
     5,400       WESTERN RESOURCES, INC ............     180,225
     8,200       WISCONSIN ENERGY CORP .............     251,125
                                                      ----------
                                                      18,652,918
                                                      ----------
                UTILITIES--GAS & PIPELINE--1.29%
     5,500     o AMERICAN STANDARD COS, INC ........     154,000
     6,000       ATLANTA GAS LIGHT CO ..............     118,500
     5,000       BROOKLYN UNION GAS CO .............     146,250
     1,400       CABOT OIL & GAS CORP (CLASS A) ....      20,475
     4,500     o CALIFORNIA ENERGY CO, INC .........      87,750
     4,200     o COASTAL CORP ......................     156,450
     1,400     o COLUMBIA GAS SYSTEMS, INC .........      61,425
     7,000       CONSOLIDATED NATURAL GAS CO .......     317,625
     1,200       EASTERN ENTERPRISES ...............      42,300
     4,000       EL PASO NATURAL GAS CO NEW ........     113,500
    14,900       ENRON CORP ........................     568,062
     6,800       ENSERCH CORP ......................     110,500
     4,800       EQUITABLE RESOURCES, INC ..........     150,000
     1,600       INDIANA ENERGY INC ................      38,200
     2,500     o IONICS, INC .......................     108,750
       800       KN ENERGY, INC ....................      23,300

                       See notes to financial statements.

     SHARES                                                VALUE
     ______                                               _______

                UTILITIES--GAS & PIPELINE (CONTINUED)
     6,400       MCN CORP ..........................   $ 148,800
     2,300       NATIONAL FUEL GAS CO ..............      77,337
     5,300       NICOR, INC ........................     145,750
     4,700       NORAM ENERGY CORP .................      41,712
     2,600       ONEOK, INC ........................      59,475
     6,600       PACIFIC ENTERPRISES, INC ..........     186,450
    10,300       PANHANDLE EASTERN CORP ............     287,112
     2,700       PEOPLES ENERGY CORP ...............      85,725
     1,700       PIEDMONT NATURAL GAS CO, INC ......      39,525
     1,800     o PRIMARK CORP ......................      54,000
     4,200       QUESTAR CORP ......................     140,700
     6,500       SONAT, INC ........................     231,562
     3,200     o SOUTHWEST GAS CORP ................      56,400
     1,300       SOUTHWESTERN ENERGY CO ............      16,575
    12,630       TENNECO, INC ......................     626,763
     3,550       UGI CORP NEW ......................      73,662
     4,400       VALERO ENERGY CORP ................     107,800
     4,500       WASHINGTON ENERGY CO ..............      83,812
       500       WESTERN GAS RESOURCES, INC ........       8,062
     1,500       WICOR, INC ........................      48,375
     6,845       WILLIAMS COS, INC .................     300,324
                                                       ---------
                                                       5,037,008
                                                       ---------
                UTILITIES--TELEPHONE--7.49%
     1,000     o ADTRAN, INC .......................      54,312
    14,400       ALLTEL CORP .......................     424,800
     2,600     o AMERICAN MOBILE SATELLITE CORP ....      79,625
    38,700       AMERITECH CORP NEW ................   2,283,300
   110,700       AT & T CORP .......................   7,167,825
    30,500     o BELL ATLANTIC CORP ................   2,039,687
    69,100       BELLSOUTH CORP ....................   3,005,850
     3,000     o C-TEC CORP ........................      93,000
     5,900       CINCINNATI BELL, INC ..............     205,025
    11,900       FRONTIER CORP .....................     357,000
     2,725     o GLENAYRE TECHNOLOGIES, INC ........     169,631
    67,400       GTE CORP ..........................   2,965,600
     4,600       LINCOLN TELECOMMUNICATIONS CO .....      97,175
    47,400       MCI COMMUNICATIONS CORP ...........   1,238,325
     4,400     o MOBILE TELECOMMUNICATIONS
                  TECHNOLOGIES CORP ................      94,050
     9,300     o NEXTEL COMMUNICATIONS, INC (CLASS A)    137,175
    29,600       NYNEX CORP ........................   1,598,400
    29,600       PACIFIC TELESIS GROUP .............     995,300
    42,600       SBC COMMUNICATIONS, INC ...........   2,449,500
     7,500       SOUTHERN NEW ENGLAND
                  TELECOMMUNICATIONS CORP ..........     298,125
    24,500       SPRINT CORP .......................     976,937
     5,020       TELEPHONE & DATA SYSTEMS, INC .....     198,290
     3,400     o U.S. LONG DISTANCE CORP ...........      47,600
    33,100       U.S. WEST COMMUNICATIONS GROUP ....   1,183,325
    33,000     o U.S. WEST MEDIA GROUP .............     627,000
    13,429     o WORLDCOM, INC .....................     473,372
                                                      ----------
                                                      29,260,229
                                                      ----------
                TOTAL COMMON STOCK
                 (COST $346,730,188) ............... 389,499,313
                                                     -----------

     PAR
    VALUE
    -----
               SHORT TERM INVESTMENTS--0.94%
                COMMERCIAL PAPER--0.94%
 2,500,000       CAMPBELL SOUP CO
                  5.640%,  01/08/96 ................   2,496,686
 1,185,000       GENERAL SIGNAL CORP
                  5.870%,  01/08/96 ................   1,183,421
                                                       ---------
                                                       3,680,107
                                                       ---------
               TOTAL SHORT TERM INVESTMENTS
                 (COST $3,680,906)                     3,680,107
                   ROUNDING ........................         192
                                                       ---------
               TOTAL PORTFOLIO
                 (COST $350,436,768) ...............$393,210,530
                                                    ============
----------------
o NON-INCOME PRODUCING
X IN BANKRUPTCY

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND


                           PARTICIPANT VOTING RESULTS
                                DECEMBER 31, 1995
                              ---------------------


CREF's annual meeting was held on November 13, 1995.

The annual meeting involved the election of trustees. The five trustees elected to four-year terms at the annual meeting were:

Gary P. Brinson (21,305,622,077 (95.3%) votes were cast in favor,  1,029,004,469
(4.6%) votes were cast in opposition and 15,503,835 (0.1%) abstained).

Nancy L. Jacob (21,341,155,654 (95.5%) votes were cast in favor, 993,470,892
(4.4%) votes were cast in opposition and 15,503,835  (0.1%)  abstained).

Martin L. Leibowitz (21,307,198,822 (95.3%) votes were cast in favor, 1,027,427,724 (4.6%) votes were cast in opposition and 15,503,835 (0.1%)
abstained).

Jay O. Light (21,314,334,602 (95.3%) votes were cast in favor, 1,020,291,943 (4.6%) votes were cast in opposition and 15,503,835 (0.1%)
abstained).

Eugene C. Sit (21,274,659,307 (95.2%) votes were cast in favor, 1,059,967,238 (4.7%) votes were cast in opposition and 15,503,835 (0.1%)
abstained).

The other trustees currently in office are Robert H. Atwell, Elizabeth E. Bailey, John H. Biggs, Andrew F. Brimmer, Joyce A. Fecske, Edes P. Gilbert, Stuart Tse Kong Ho, Thomas W. Jones, Marjorie Fine Knowles, Robert M. Lovell, Jr., Robert C. Merton, Stephen A. Ross, Maceo K. Sloan, Harry K. Spindler, and David K. Storrs.

One shareholder proposal was submitted to a vote of CREF Participants, asking CREF to divest its holdings in tobacco manufacturers.

For the Stock Account, 3,912,404,083 (19.8%) votes were cast in favor, 14,594,030,288 (73.8%) votes were cast in opposition and 1,257,784,135 (6.4%)
abstained.  The proposal was defeated.

For the Global Equities Account,  226,245,897 (23.3%) votes were cast in favor, 685,691,846 (70.4%) votes were cast in opposition and 61,318,545 (6.3%) abstained. The proposal was defeated.

For the Growth Account, 62,918,340 (20.7%) votes were cast in favor, 223,083,832 (73.6%) votes were cast in opposition and 17,389,817 (5.7%)
abstained.  The proposal was defeated.

For the Equity Index Account, 18,247,591 (22.3%) votes were cast in favor, 58,982,001 (72.1%) votes were cast in opposition and 4,621,124 (5.6%)
abstained.  The proposal was defeated.

Shareholders also ratified the election of Deloitte & Touche LLP as the independent auditors for CREF for the fiscal year ending December 31, 1995. 21,504,572,175 (96.2%) votes were cast in favor, 377,093,778 (1.7%) votes were cast in opposition and 468,464,428 (2.1%) abstained.

COLLEGE RETIREMENT EQUITIES FUND
730 Third Avenue
New York, NY 10017-3206
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